  As Filed with the Securities and Exchange Commission on April 28, 2000

                                                      Registration No. 333-32071
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                ---------------

                                 POST-EFFECTIVE
                                AMENDMENT NO. 3

                                    FORM S-6

               For Registration Under the Securities Act of 1933
                     of Securities of Unit Investment Trust
                           Registered on Form N-8b-2

                     GE Life & Annuity Separate Account II
                             (Exact name of trust)

                     GE Life and Annuity Assurance Company
                              (Name of depositor)

                             6610 West Broad Street
                            Richmond, Virginia 23230
         (Complete address of depositor's principal executive offices)

                Name and complete address of agent for service:

                            Patricia L. Dysart, Esq.
                             GE Financial Assurance
                             6610 West Broad Street
                            Richmond, Virginia 23230

                                    Copy to:

                             Stephen E. Roth, Esq.
                        Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Ave., N.W.
                           Washington, DC 20004-2415

  It is proposed that this filing will become effective:

  [_] immediately upon filing pursuant to paragraph (b) of Rule 485

  [X] on April 28, 2000 pursuant to paragraph (b) of Rule 485

  [_] 60 days after filing pursuant to paragraph (a) of Rule 485

  [_] on     pursuant to paragraph (a) of Rule 485

  Securities Being Offered: Flexible Premium Variable Life Insurance Policies

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--------------------------------------------------------------------------------

                     GE Life & Annuity Separate Account II
                               Prospectus For The
                Flexible Premium Variable Life Insurance Policy
                             Policy Form P1250 9/97

                                   issued by:
                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

--------------------------------------------------------------------------------

This prospectus describes an individual flexible premium variable life insurance policy offered by GE Life and Annuity Assurance Company ("we," "us," "our," or the "Company"). The Policy provides life insurance protection, premium flexibility, and the ability to change death benefits.

You can elect one of two death benefit options under the Policy. Under Option A, your Life Insurance Proceeds will equal the greater of (l) the Specified Amount plus the Policy's Account Value, or (2) the Account Value multiplied by the applicable corridor percentage. Under Option B, the Life Insurance Proceeds will equal the greater of (l) the Specified Amount, or (2) the Account Value multiplied by the applicable corridor percentage. We guarantee that your Life Insurance Proceeds will at least equal the Specified Amount so long as your Policy is in force.

You direct your premiums to the Investment Subdivisions of Separate Account II. Each Investment Subdivision invests in shares of the Funds. We list the Funds, and their currently available portfolios, below.

The Alger American Fund:
  Alger American Growth Portfolio, Alger American Small Capitalization
  Portfolio

Federated Insurance Series:
  Federated American Leaders Fund II, Federated High Income Bond Fund II, Federated Utility Fund II

Fidelity Variable Insurance Products Fund (VIP):
  VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Overseas Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):

  VIP II Asset Manager Portfolio, VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):
  VIP III Growth & Income Portfolio, VIP III Growth Opportunities Portfolio

GE Investments Funds, Inc.:

  Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund (formerly known as Value Equity Fund), Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Total Return Fund, U.S. Equity Fund

Goldman Sachs Variable Insurance Trust (VIT):

  Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund (formerly known as Mid Cap Equity Fund)

Janus Aspen Series:

  Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Flexible Income Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio

Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA

PBHG Insurance Series Fund, Inc.:
  PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio

Salomon Brothers Variable Series Fund Inc:
  Salomon Investors Fund, Salomon Strategic Bond Fund, Salomon Total Return
  Fund

  Not all of these portfolios may be available in all states or in all markets.

Your Policy provides for a Surrender Value. The amount of your Surrender Value will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in Separate Account II.

You may cancel your Policy during the free-look period. Please note that replacing your existing insurance coverage with the Policy might not be to your advantage.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither the U.S. Government nor any governmental agency insures or guarantees your investment in the policy.

This Prospectus contains information about Separate Account II that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

  The date of this Prospectus is May 1, 2000.

Table of Contents

Definitions.................................................................   6
Policy Summary..............................................................   8
Portfolio Annual Expense Table..............................................  12
 Other Policies.............................................................  14
Risk Summary................................................................  15
GE Life and Annuity Assurance Company.......................................  17
 State Regulation...........................................................  17
Separate Account II.........................................................  18
 Changes to Separate Account II.............................................  18
The Portfolios..............................................................  20
 Investment Subdivisions....................................................  20
 Your Right to Vote Portfolio Shares........................................  28
Charges and Deductions......................................................  29
 Premium Charge.............................................................  29
 Mortality and Expense Risk Charge..........................................  29
 Monthly Deduction..........................................................  30
 Cost of Insurance..........................................................  30
 Surrender Charge...........................................................  32
 Partial Surrender Processing Fee...........................................  33
 Transfer Charge............................................................  33
 Other Charges..............................................................  33
 Reduction of Charges for Group Sales.......................................  33
The Policy..................................................................  35
 Applying for a Policy......................................................  35
 Owner......................................................................  35
 Beneficiary................................................................  35
 Changing the Beneficiary...................................................  36
 Canceling a Policy.........................................................  36
Premiums....................................................................  37
 General....................................................................  37
 Tax Free Exchanges (1035 Exchanges)........................................  37
 Certain Internal Exchanges.................................................  37
 Periodic Premium Plan......................................................  38
 Minimum Premium Payment....................................................  38
 Allocating Premiums........................................................  39
How Your Account Value Varies...............................................  40
 Account Value..............................................................  40
 Surrender Value............................................................  40

 Investment Subdivision Values.........................................  40
 Unit Values...........................................................  41
 Net Investment Factor.................................................  41
Transfers..............................................................  42
 General...............................................................  42
 Dollar-Cost Averaging.................................................  42
 Portfolio Rebalancing.................................................  43
 Transfers by Third Parties............................................  43
Death Benefits.........................................................  45
 Amount of Death Benefit Payable.......................................  45
 Death Benefit Options.................................................  46
 Changing the Death Benefit Option.....................................  46
 Accelerated Benefit Rider.............................................  46
 Changing the Specified Amount.........................................  46
Surrenders and Partial Surrenders......................................  47
 Surrenders............................................................  48
 Partial Surrenders....................................................  48
 Effect of Partial Surrenders on Account Value and Life Insurance
  Proceeds.............................................................  48
Loans..................................................................  50
 General...............................................................  50
 Preferred Policy Debt.................................................  50
 Interest Rate Charged.................................................  50
 Repayment of Policy Debt..............................................  51
 Effect of Policy Loans................................................  51
Termination............................................................  52
 Premium to Prevent Termination........................................  52
 Your Policy will Remain in Effect During the Grace Period.............  52
 Reinstatement.........................................................  52
Payments and Telephone Transactions....................................  53
 Requesting Payments...................................................  53
 Telephone Transactions................................................  53
Tax Considerations.....................................................  54
 Federal Tax Matters...................................................  54
 Introduction..........................................................  54
 Tax Status of the Policy..............................................  54
 Tax Treatment of Policies -- General..................................  55
 Special Rules for Modified Endowment Contracts........................  57
 Income Tax Withholding................................................  58
 Tax Status of the Company.............................................  58
 Changes in the Law and Other Considerations...........................  58

Other Policy Information....................................................  59
 Exchange Privilege.........................................................  59
 Optional Payment Plans.....................................................  59
 Dividends..................................................................  60
 Incontestability...........................................................  60
 Suicide Exclusion..........................................................  60
 Misstatement of Age or Sex.................................................  60
 Written Notice.............................................................  61
 Trustee....................................................................  61
 Other Changes..............................................................  61
 Reports....................................................................  61
 Change of Owner............................................................  61
 Supplemental Benefits......................................................  62
 Using the Policy as Collateral.............................................  62
 Reinsurance................................................................  62
 Legal Proceedings..........................................................  62
Additional Information......................................................  64
 Sale of the Policies.......................................................  63
 Legal Matters..............................................................  63
 Experts....................................................................  64
 Actuarial Matters..........................................................  64
 Financial Statements.......................................................  64
 Executive Officers and Directors...........................................  65
 Other Information..........................................................  66
Hypothetical Illustrations..................................................  66

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

Definitions


We have tried to make this Prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

Account Value -- The total amount under the Policy in each Investment Subdivision and the General Account.

Age -- The age on the Insured's birthday nearest the Policy Date or a Policy Anniversary.

Attained Age -- The Insured's Age on the Policy Date plus the number of full years since the Policy Date.

Beneficiary -- The person or entity you designate to receive the death benefit payable at the death of the Insured.

Continuation Amount -- A cumulative amount set forth on the Policy data pages for each month of the Continuation Period representing the minimum Net Total Premium required to keep the Policy in force during the Continuation Period.

Continuation Period -- The number of Policy years during which the Policy will not lapse if the Net Total Premium is at least equal to the Continuation Amount for the number of Policy Months that the Policy has been in force.

Eligible Proceeds -- Under the Accelerated Benefit Rider, Total Proceeds subject to a maximum of $250,000 from all our policies or certificates covering the Insured.

Fund -- Any open-end management investment company or unit investment trust in which Separate Account II invests.

GE Life & Annuity -- GE Life and Annuity Assurance Company.

General Account -- Assets of GE Life & Annuity other than those allocated to Separate Account II or any of our other separate accounts.

Home Office -- Our offices at 6610 West Broad Street, Richmond, Virginia 23230, 1-804-281-6000.

Insured -- The person upon whose life we issue the Policy.

Investment Subdivision -- A subdivision of Separate Account II, the assets of which invest exclusively in a corresponding portfolio of a Fund. Not all Investment Subdivisions may be available in all states or markets.

Life Insurance Proceeds -- The amount of proceeds determined under the applicable death benefit option.

Monthly Anniversary Day -- The same day in each month as the Policy Date.

Net Premium -- The portion of each premium you allocate to one or more Investment Subdivisions. It is equal to the premium paid times the Net Premium Factor.

Net Premium Factor -- The factor we use in determining the Net Premium which reflects a deduction from each premium paid.

Net Total Premium -- On any date, Net Total Premium equals the total of all premiums paid to that date less (a) divided by (b), where:

  (a) is any outstanding Policy Debt, plus the sum of any partial surrenders to date; and

  (b) is the Net Premium Factor.

Optional Payment Plan -- A plan under which any part of Life Insurance Proceeds or Surrender Value proceeds can be used to provide a series of periodic payments to you or a Beneficiary.

Owner -- The Owner of the Policy. "You" or "your" refers to the Owner. You may also name Contingent Owners.

Planned Periodic Premium -- A level premium amount scheduled for payment at fixed intervals over a specified period of time.

Policy -- The Policy with any attached application(s), any riders, and endorsements.

Policy Date -- The date as of which we issue the Policy and the date as of which the Policy becomes effective. We measure Policy years and anniversaries from the Policy Date. The Policy Date is shown on the Policy data pages. If the Policy Date would otherwise fall on the 29th, 30th, or 31st day of a month, the Policy Date will be the 28th.

Policy Debt -- The amount of outstanding loans plus accrued interest.

Policy Month -- A one-month period beginning on a Monthly Anniversary Day and ending on the day immediately preceding the next Monthly Anniversary Day.

Separate Account II -- GE Life & Annuity Separate Account II, the segregated asset account of GE Life & Annuity to which you allocate Net Premiums.

Specified Amount -- An amount we use in determining the insurance coverage on an Insured's life.

Surrender Value -- The amount we pay you when you surrender the Policy. It is equal to Account Value minus Policy Debt and minus any applicable surrender charge.

Total Proceeds -- Under the Accelerated Benefit Rider, Life Insurance Proceeds plus any additional term insurance on the life of a terminally ill Insured added to the Policy by rider. Total Proceeds will not include any proceeds payable under the Accidental Death Benefit Rider or any proceeds payable under the Policy or any additional term insurance rider on the Insured that would expire within 24 months of the date we receive proof of terminal illness. We will not adjust Total Proceeds for any Policy Debt, but we will make adjustments for Total Proceeds for any misstatement of age or sex of a terminally ill Insured.

Unit Value -- A unit of measure we use to calculate the Account Value for each Investment Subdivision.

Valuation Day -- For each Investment Subdivision, each day on which the New York Stock Exchange is open for business except for days that the Investment Subdivision's corresponding Fund does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Policy Summary








PREMIUMS

 . You select a premium payment plan. You are not required to pay premiums according to the plan, but may vary frequency and amount, within limits, and can skip planned premiums. See Periodic Premium Plan.

 . Premium amounts depend on the Insured's Age, sex (where applicable), risk class, Specified Amount selected, and any supplemental benefit riders. See Premiums.

 . You may make unscheduled premium payments, within limits. See Premiums.

 . Under certain circumstances, you may have to pay extra premiums to prevent termination. See Premium to Prevent Termination.

DEDUCTION FROM PREMIUMS


 . Currently, we deduct an 3% premium charge (5% maximum) from each premium before we place it in an Investment Subdivision. We currently do not deduct the maximum 5% premium charge but reserve the right to do so. We refer to the premium minus the premium charge as a Net Premium. We do not assess a premium charge against the Policy loan portion of a premium received from the rollover of a life insurance policy. See Premium Charge.

ALLOCATION OF NET PREMIUMS

 . You allocate your Net Premiums among up to seven of the Investment
  Subdivisions of Separate Account II at any given time. Until 1) the date we approve the application, 2) the date we receive all necessary forms (including any subsequent amendments to your application), and 3) the date we receive the entire initial premium, we will place any premiums you pay in a non-interest bearing account. We will then allocate your Net Premiums to the Investment Subdivisions you designate or, for states that require the refund of premiums during the free look period, we will allocate Net Premiums to the Money Market Investment Subdivision for 15 days, then to Investment Subdivisions you designate. We anticipate revising this allocation procedure within the second or third quarter of 2000 to allow immediate allocation during the free look period to the Investment Subdivisions you choose. The actual practice will be set forth in your Policy. See Allocating Premiums.

 . The Investment Subdivisions invest in corresponding portfolios of the following Funds:


 The Alger American Fund            Goldman Sachs Variable Insurance Trust (VIT)
  Alger American Growth Portfolio    Goldman Sachs Growth and Income Fund
  Alger American Small               Goldman Sachs Mid Cap Value Fund
     Capitalization Portfolio             (formerly Mid-Cap Equity Fund)
     Federated Insurance Series

 Federated American
  Leaders Fund II                   Janus Aspen Series
 Federated High Income Bond Fund II  Aggressive Growth Portfolio
 Federated Utility Fund II           Balanced Portfolio
                                     Capital Appreciation Portfolio
 Fidelity Variable Insurance         Flexible Income Portfolio
    Products Fund                    Global Life Science
  VIP  Equity-Income Portfolio       Global Technology Portfolio
  VIP Growth Portfolio               Growth Portfolio
  VIP Overseas Portfolio             International Growth Portfolio
                                     Worldwide Growth Portfolio

Fidelity Variable Insurance Products
  Fund II                           Oppenheimer Variable Account Funds
 VIP II Asset Manager Portfolio       Oppenheimer Aggressive Growth Fund/VA
 VIP II Contrafund Portfolio          Oppenheimer Bond Fund/VA
                                      Oppenheimer Capital Appreciation Fund/VA
Fidelity Variable Insurance Funds     Oppenheimer High Income Fund/VA
 Products Fund III                    Oppenheimer Multiple Strategies Fund/VA
 VIP III Growth & Income Portfolio
 VIP III Growth Opportunities
  Opportunities Portfolio            PBHG Insurance Series Fund,   Inc.
                                      PBHG Growth II Portfolio
GE Investments Funds, Inc.            PBHG Large Cap Growth  Portfolio
 Global Income Fund
 Income Fund                         Salomon Brothers Variable Series Funds Inc
 International Equity Fund            Salomon Investors Fund
 Mid-Cap Value Equity Fund            Salomon Strategic Bond Fund
 (formerly known as Value             Salomon Total Return Fund
    Equity Fund)
 Money Market Fund
 Premier Growth Equity Fund
 Real Estate Securities Fund
 S&P 500 Index Fund
 Total Return Fund
 U.S. Equity Fund




DEDUCTIONS FROM ASSETS

 Not all of these portfolios may be available in all states or in all markets.


 . Each Fund deducts management fees and other expenses from its assets. For the year ended December 31, 1999, the minimum total annual expenses (as a percentage of average net assets) was .30% and the maximum total annual expenses (as a percentage of average net assets) was 1.09%. See Portfolio Annual Expenses.

 . We deduct a daily mortality and expense risk charge at a current effective annual rate of 0.70% (maximum effective annual rate of 0.70%) from assets in the Investment Subdivisions.

 . We make a monthly deduction from your Account Value for (1) the cost of insurance, (2) a current monthly policy charge of $12 in the first Policy year ($12 per month maximum in the first Policy year) and $6 per month thereafter ($12 per month maximum after the first Policy year), and (3) supplemental benefit charges. The monthly deduction will also include the increase charge for the first month following an increase in the Specified Amount. See Changing the Specified Amount.

ACCOUNT VALUE

 . Account Value equals the total amount in each Investment Subdivision and the General Account.

 . Account Value serves as the starting point for calculating certain values under a Policy, such as the Surrender Value and the Life Insurance Proceeds. Account Value varies from day to day to reflect investment experience of the Investment Subdivisions, charges deducted and other Policy transactions (such as Policy loans, transfers and partial surrenders). See How Your Account Value Varies.

 . You can transfer Account Value among the Investment Subdivisions (subject to certain restrictions). A $10 transfer charge applies to each transfer made after the first transfer in a calendar month. See Transfers for rules and limits. Policy loans reduce the amount available for allocations and transfers.

 . There is no minimum guaranteed Account Value. During the Continuation Period, the Policy will lapse if the Surrender Value is too low to cover the monthly deduction and the Net Total Premium is less than the Continuation Amount. After the Continuation Period, the Policy will lapse if the Surrender Value is too low to cover the monthly deduction. See Premium to Prevent
  Termination.

CASH BENEFITS

 . You may take a Policy loan for up to 90% of the difference between Account
  Value and any Surrender Charges, minus any Policy Debt. See Loans.

 . You may partially surrender your Policy. The minimum partial surrender amount is $500, and a processing fee equal to the lesser of $25 or 2% of the amount of the partial surrender will apply to each partial surrender. If you select death benefit Option B, you may only make a partial surrender after the first Policy year. See Partial Surrender.

 . You can surrender your Policy at any time for its Surrender Value (Account
  Value minus Policy Debt and minus any applicable surrender charge). A surrender charge will apply during the first 15 Policy years or to attained age 95 if earlier. See Surrenders and Surrender Charge.

 . You may choose from a variety of payment options. See Requesting Payments.

Death Benefits

 . The minimum Specified Amount available is $100,000.

 . You may choose from two death benefit options: Option A (greater of Specified
  Amount plus Account Value, or a specified percentage of Account Value); or Option B (greater of Specified Amount, or a specified percentage of Account Value). See Death Benefits.

 . A death benefit is payable as a lump sum or under a variety of options.

 . You may change the Specified Amount and the death benefit option. See
  Changing the Specified Amount and Changing the Death Benefit Option for rules and limits.

 . During the Continuation Period, the Policy will remain in force regardless of the sufficiency of Surrender Value so long as Net Total Premium is at least equal to the Continuation Amount. See Premium to Prevent Termination.

Portfolio Annual Expense Table

PORTFOLIO ANNUAL EXPENSES

This table describes the portfolio fees and expenses. These fees and expenses are shown as a percentage of net assets for the year ended December 31, 1999. The prospectus for each Fund contains more detail concerning a portfolio's fees and expenses.

Annual expenses of the portfolios of the Funds for the year ended December 31, 1999 (as a percentage of each portfolio's average net assets):

                          Management Fees
                              (after                    Other Expenses
                            fee waivers              (after reimbursement Total Annual
Portfolio                 as applicable)  12b-1 Fees    as applicable)      Expenses
--------------------------------------------------------------------------------------
The Alger American Fund
 Alger American Small
  Capitalization
  Portfolio                    0.85%         0.00%           0.05%            0.90%
 Alger American Growth
  Portfolio                    0.75          0.00            0.04             0.79
Federated Insurance
 Series
 Federated American
  Leaders Fund II              0.75          0.00            0.13             0.88
 Federated High Income
  Bond Fund II                 0.60          0.00            0.19             0.79
 Federated Utility Fund
  II                           0.75          0.00            0.19             0.94
Fidelity Variable
 Insurance Products
 Fund*/1/
 VIP Equity-Income
  Portfolio                    0.48          0.00            0.09             0.57
 VIP Growth Portfolio          0.58          0.00            0.08             0.66
 VIP Overseas Portfolio        0.73          0.00            0.18             0.91
Fidelity Variable
 Insurance Products Fund
 II*/2/
 VIP II Asset Manager
  Portfolio                    0.53          0.00            0.10             0.63
 VIP II Contrafund
  Portfolio                    0.58          0.00            0.09             0.67
Fidelity Variable
 Insurance Products Fund
 III*/3/
 VIP III Growth & Income
  Portfolio                    0.48          0.00            0.12             0.60
 VIP III Growth
  Opportunities
  Portfolio                    0.58          0.00            0.11             0.69
GE Investments Funds/4/,
 Inc.
 Global Income Fund            0.60          0.00            0.14             0.74
 Income Fund                   0.50          0.00            0.07             0.57
 International Equity
  Fund                         1.00          0.00            0.08             1.08
 Mid-Cap Value Equity
  Fund (formerly known
  as Value Equity Fund)        0.65          0.00            0.06             0.71
 Money Market Fund             0.24          0.00            0.06             0.30
 Premier Growth Equity
  Fund                         0.65          0.00            0.03             0.68
 Real Estate Securities
  Fund                         0.85          0.00            0.09             0.94
 S&P 500 Index Fund            0.35          0.00            0.04             0.39
 Total Return Fund             0.50          0.00            0.06             0.56
 U.S. Equity Fund              0.55          0.00            0.06             0.61
Goldman Sachs Variable
 Insurance Trust/5/
 (VIT)
 Goldman Sachs Growth
  and Income Fund              0.75          0.00            0.25             1.00
 Goldman Sachs Mid Cap
  Value Fund (formerly
  known as Mid Cap
  Equity Fund)                 0.80          0.00            0.25             1.05
Janus Aspen Series/6/
 Aggressive Growth
  Portfolio --
   Institutional Shares        0.65          0.00            0.02             0.67
 Balanced Portfolio --
   Institutional Shares        0.65          0.00            0.02             0.67
 Capital Appreciation
  Portfolio --
   Institutional Shares        0.65          0.00            0.04             0.69
 Flexible Income
  Portfolio --
   Institutional Shares        0.65          0.00            0.07             0.72
 Global Life Sciences
  Portfolio -- Service
  Shares                       0.65          0.25            0.19             1.09
 Global Technology
  Portfolio -- Service
  Shares                       0.65          0.25            0.13             1.03
 Growth Portfolio --
   Institutional Shares        0.65          0.00            0.02             0.67
 International Growth
  Portfolio --
   Institutional Shares        0.65          0.00            0.11             0.76
 Worldwide Growth
  Portfolio --
   Institutional Shares        0.65          0.00            0.05             0.70

                         Management Fees
                             (after                    Other Expenses
                           fee waivers              (after reimbursement Total Annual
Portfolio                as applicable)  12b-1 Fees    as applicable)      Expenses
-------------------------------------------------------------------------------------
Oppenheimer Variable
 Account Funds
 Oppenheimer Aggressive
  Growth Fund/VA              0.66%         0.00%           0.01%            0.67%
 Oppenheimer Bond
  Fund/VA                     0.72          0.00            0.01             0.73
 Oppenheimer Capital
  Appreciation Fund/VA        0.68          0.00            0.02             0.70
 Oppenheimer High Income
  Fund/VA                     0.74          0.00            0.01             0.75
 Oppenheimer Multiple
  Strategies Fund/VA          0.72          0.00            0.01             0.73
PBHG Insurance Series
 Fund, Inc./7/
 PBHG Growth II
  Portfolio                   0.85          0.00            0.35             1.20
 PBHG Large Cap Growth
  Portfolio                   0.68          0.00            0.42             1.10
Salomon Brothers
 Variable Series Funds
 Inc/8/
 Salomon Investors Fund       0.70          0.00            0.28             0.98
 Salomon Strategic Bond
  Fund                        0.80          0.00            0.20             1.00
 Salomon Total Return
  Fund                        0.75          0.00            0.25             1.00

* The fees and expenses reported for the Variable Insurance Products Fund
  (VIP), Variable Insurance Products Fund II (VIP II) and Variable Insurance Products Fund III (VIP III) are prior to any fee waiver and/or reimbursement as applicable.

/1/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund during 1999 for the VIP Equity-Income Portfolio would have been total annual expenses of .56%, consisting of .48% management fees and .08% other expenses; for VIP Overseas Portfolio total annual expenses of .87%, consisting of .73% management fees and .14% other expenses; for VIP Growth Portfolio total annual expenses of .65%, consisting of .58% management fees and .07% other expenses.

/2/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund II during 1999 for VIP II Asset Manager Portfolio would have been total annual expenses of .62%, consisting of .53% management fees and .09% other expenses; for VIP II Contrafund Portfolio total annual expenses of .65%, consisting of .58% management fees and .07% other expenses.

/3/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund III during 1999 for VIP III Growth & Income Portfolio would have been total annual expenses of .59%, consisting of .48% management fees and .11% other expenses; for VIP III Growth Opportunities Portfolio, total annual expenses of .68%, consisting of .58% management fees and .10% other expenses.

/4/ GE Asset Management Incorporated ("GEAM") has voluntarily agreed to waive a portion of its management fee for the Money Market Fund. Absent this waiver, the total annual expenses of the Fund would have been 0.50%, consisting of 0.44% in management fees and 0.06% in other expenses. Also, GEAM voluntarily limited other expenses for the GE Premier Growth Equity Fund for the period from May 1, 1999 through April 30, 2000, which limitation was discontinued effective May 1, 2000. Absent that expense limitation, the total annual expenses of the Fund would have been 0.72%, consisting of 0.65% in management fees and 0.07% in other expenses.

/5/ Goldman Sachs Asset Management has voluntarily agreed to reduce or limited certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.25% of each Fund's respective average daily net assets. The investment advisor may modify or discontinue any or the limitations. Absent reimbursements, the expenses during 1999 for Growth and Income Fund would have been total annual expenses of 1.22%, consisting of .75% management fees and .47% other expenses; and for Mid Cap Value Fund total annual expenses of 1.22%, consisting of .80% management fees and .42% other expenses.

/6/ Janus Aspen Series expenses (except for the Global Technology and Global
    Life Sciences Portfolios) are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fees for Growth, Aggressive Growth, Capital Appreciation, International Growth, Worldwide Growth, Balanced, and Income Portfolios. Expenses for Global Technology and Global Life Sciences Portfolios are based on the estimated expenses that those Portfolios expect to incur in their initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

    The 12b-1 fee deducted for the Janus Aspen Series (Service Shares) covers certain distribution and shareholder support services provided by the companies selling variable contracts investing in the Janus Aspen Series portfolios. The 12b-1 fee assessed against the Janus Aspen Series (Service Shares) held for the Policies will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.

/7/ Absent fee waivers, the total annual operating expenses during 1999 for PBHG Large Cap Growth Portfolio would have been 1.17%, Inc., consisting of .75% management fees and .42% other expenses.

/8/Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of Salomon Brothers Variable Series Fund during 1999 would have been total annual expenses of 1.15% for Investors Fund, consisting of .70% management fees and .45% other expenses; total annual expenses of 1.48%, consisting of .75% management fees and .73% other expenses for Strategic Bond Fund; total annual expenses of 1.65%, consisting of .80% management fees and .85% other expenses for Total Return Fund.

The expense information regarding the Funds was provided by those Funds. We have not independently verified this information. We cannot guarantee that the reimbursements and fee waivers provided by certain of the Funds will continue.

Other Policies

We offer other variable life insurance policies which also invest in the same portfolios of the Funds. These policies may have different charges that could affect the value of the Investment Subdivisions and may offer different benefits more suitable to your needs. To obtain more information about these policies, contact your agent, or call (800) 352-9910.

Risk Summary

Investment Risk

Your Account Value is subject to the risk that investment performance will be unfavorable and that your Account Value will decrease. Because we continue to deduct charges from Account Value, if investment results are sufficiently unfavorable and/or you stop making premium payments at or above the minimum requirements, the Surrender Value of your Policy may fall to zero. In that case, the Policy will terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. However, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deductions, so long as the Net Total Premium is at least equal to the Continuation Amount. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon Account Value, through partial surrenders and Policy loans.

Risk of Termination

If the Surrender Value of your Policy is too low to pay the Monthly Deduction when due (and, during the Continuation Period, the Net Total Premium is less than the Continuation Amount), the Policy will be in default and a grace period will begin. There is a risk that if withdrawals, loans, and monthly deductions reduce your Surrender Value to too low an amount and/or if the investment experience of your selected Investment Subdivisions is unfavorable, then your Policy could lapse. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits. After termination, you may reinstate your Policy within three years subject to certain conditions.

Tax Risks

We intend for the Policy to satisfy the definition of a "life insurance contract" under section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). In general, earnings under the Policy will not be taxed until a distribution is made from the Policy. In addition, death benefits generally will be excludable from income. In the case of a Policy that is considered a "modified endowment contract," special rules apply and a 10% penalty tax may be imposed on distributions, including loans. See Special Rules for Modified Endowment Contracts. You should consult a qualified tax advisor in all tax matters involving your Policy.

Limits on Partial Surrenders

The Policy permits you to take partial surrenders. However, if you selected Option B, you may only make partial surrenders after the first Policy year.

The minimum partial surrender amount is $500, and we will assess a processing fee on the surrender.

Partial surrenders will reduce your Account Value and Life Insurance Proceeds. Federal income taxes and a penalty tax may apply to partial surrenders.

Effects of Policy

A Policy loan, whether or not repaid, will affect Account Value over time because we subtract the amount of the loan from the Investment Subdivisions as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Investment Subdivisions. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Investment Subdivisions, the effect could be favorable or unfavorable.

A Policy loan also reduces the death benefit payable. A Policy loan could make it more likely that a Policy would terminate. There is a risk if the loan reduces your Surrender Value to too low an amount and investment experience is unfavorable, that the Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage.

Comparison with other Insurance Policies

The Policy is similar in many ways to universal life insurance. As with universal life insurance:

 . the Owner pays premiums for insurance coverage on the Insured;
 . the Policy provides for the accumulation of Surrender Value that is payable if the Owner surrenders the Policy during the Insured's lifetime;
 . and the Surrender Value may be substantially lower than the premiums paid.

However, the Policy differs from universal life insurance in that it permits you to place your premium in the Investment Subdivisions. The amount and duration of life insurance protection and of the Policy's Account Value will vary with the investment performance of the Investment Subdivisions you select.

The Surrender Value of your Policy may decrease if the investment performance of the Investment Subdivisions to which you allocate Account Value is sufficiently adverse. If the Surrender Value becomes insufficient to cover charges when due and the Continuation Period is not in effect, the Policy will terminate without value after a grace period.

GE Life and Annuity Assurance Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity policies. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. Before January 1, 1999, our name was The Life Insurance Company of Virginia.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company ("Federal") and Phoenix Group Holdings, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings, Inc which is a wholly owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Policies and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

State Regulation

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March l of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of Separate Account II and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

Separate Account II

We established GE Life & Annuity Separate Account II as a separate investment account on August 21, 1986. Separate Account II currently has forty-three Investment Subdivisions available under the Policy. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of one of the eleven Funds described below.

The assets of Separate Account II belong to us. However, we may not charge the assets in Separate Account II attributable to the Policies with liabilities arising out of any other business which we may conduct. If Separate Account II's assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. Income and both realized and unrealized gains or losses from the assets of Separate Account II are credited to or charged against Separate Account II without regard to the income, gains or losses arising out of any other business we may conduct.

Separate Account II is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of Separate Account II by the SEC.

Changes to Separate Account II

Separate Account II may include other Investment Subdivisions that are not available under the Policy. We may substitute another investment subdivision or insurance company separate account under the Policy if, in our judgment, investment in an Investment Subdivision should no longer be possible or becomes inappropriate to the purposes of the Policies, or if investment in another investment subdivision or insurance company separate account is in the best interest of Owners. The new Investment Subdivisions may be limited to certain classes of Policies, and the new portfolios may have higher fees and charges than the portfolios they replaced. No substitution may take place without prior notice to Owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

We may also, where permitted by law:
 . create new separate accounts;
 . combine separate accounts, including Separate Account II;
 . transfer assets of Separate Account II, which we determine to be associated with the class of Policies to which this Policy belongs, to another separate account;
 . add new Investment Subdivisions to or remove Investment Subdivisions from Separate Account II, or combine Investment Subdivisions;

 . make the Investment Subdivisions available under other policies we issue;
 . add new Funds or remove existing Funds;
 . substitute new Funds for any existing Fund which we determine is no longer appropriate in light of the purposes of the Separate Account;
 . deregister Separate Account II under the 1940 Act; and
 . operate Separate Account II under the direction of a committee or in another form.

The Portfolios

You decide the Investment Subdivisions to which you direct Net Premiums. You may change your premium allocation without penalty or charges. There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy.

Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your Net Premiums and Account Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Investment Subdivisions

We offer you a choice from among 43 Investment Subdivisions, each of which invests in an underlying portfolio of one of the Funds. You may invest in up to seven Investment Subdivisions at any one time.

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision         Investment Objective           applicable)
----------------------------------------------------------------------------
The Alger American Fund

Alger American           Seeks long-term capital          Fred Alger
Growth Portfolio         appreciation by focusing on      Management, Inc.
                         growing companies that generally
                         have broad product lines,
                         markets, financial resources and
                         depth of management. Under
                         normal circumstances, the
                         portfolio invests primarily in
                         the equity securities of large
                         companies. The portfolio
                         considers a large company to
                         have a market capitalization of
                         $1 billion or greater.
----------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision           Investment Objective           applicable)
--------------------------------------------------------------------------------
Alger American Small       Seeks long-term capital          Fred Alger
Capitalization Portfolio   appreciation by focusing on      Management, Inc.
                           small, fast-growing companies
                           that offer innovative products,
                           services or technologies to a
                           rapidly expanding marketplace.
                           Under normal circumstances, the
                           portfolio invests primarily in
                           the equity securities of small
                           capitalization companies. A
                           small capitalization company is
                           one that has a market
                           capitalization within the range
                           of the Russell 2000 Growth Index
                           or the S&P(R) Small Cap 600
                           Index.
--------------------------------------------------------------------------------
Federated Insurance
Series

Federated American         Seeks long-term growth of        Federated Investment
Leaders Fund II            capital with a secondary         Management Company
                           objective of providing income.
                           Seeks to achieve its objective
                           by investing, under normal
                           circumstances, at least 65% of
                           its total assets in common stock
                           of "blue chip" companies.
--------------------------------------------------------------------------------
Federated High Income      Seeks high current income by     Federated Investment
Bond Fund II               investing primarily in a         Management Company
                           diversified portfolio of
                           professionally managed fixed-
                           income securities. The fixed
                           income securities in which the
                           Fund intends to invest are
                           lower-rated corporate debt
                           obligations, commonly referred
                           to as "junk bonds". The risks of
                           these securities and their high
                           yield potential are described in
                           the prospectus for the Federated
                           Insurance Series, which should
                           be read carefully before
                           investing.
--------------------------------------------------------------------------------
Federated Utility Fund II  Seeks high current income and    Federated Investment
                           moderate capital appreciation by Management Company
                           investing primarily in equity
                           and debt securities of utility
                           companies.
--------------------------------------------------------------------------------
Fidelity Variable
Insurance Products Fund
(VIP)

VIP Equity-Income          Seeks reasonable income and will Fidelity Management
Portfolio                  consider the potential for       & Research Company
                           capital appreciation. The fund   (beginning
                           also seeks a yield, which        January 1, 2001,
                           exceeds the composite yield on   FMR Co., Inc. will
                           the securities comprising the    subadvise.)
                           S&P 500 by investing primarily
                           in income-producing equity
                           securities and by investing in
                           domestic and foreign issuers.
--------------------------------------------------------------------------------
VIP Growth Portfolio       Seeks capital appreciation by    Fidelity Management
                           investing primarily in common    & Research Company
                           stocks of companies believed to  (beginning
                           have above-average growth        January 1, 2001,
                           potential.                       FMR Co., Inc. will
                                                            subadvise.)
--------------------------------------------------------------------------------

                                                            Adviser (and Sub-
                                                               Adviser, as
Investment Subdivision          Investment Objective           applicable)
-------------------------------------------------------------------------------
VIP Overseas Portfolio    Seeks long-term growth of        Fidelity Management
                          capital by investing at least    & Research Company
                          65% of total assets in foreign   (subadvised by
                          securities, primarily in common  Fidelity Management
                          stocks.                          & Research (U.K.)
                                                           Inc., Fidelity
                                                           Management &
                                                           Research (Far East)
                                                           Inc., Fidelity
                                                           International
                                                           Investment Advisors,
                                                           Fidelity
                                                           International
                                                           Investment Advisors
                                                           (U.K.) Limited and
                                                           Fidelity Investments
                                                           Japan Limited;
                                                           beginning January 1,
                                                           2001, FMR Co., Inc.
                                                           will subadvise.)
-------------------------------------------------------------------------------
Fidelity Variable
Insurance Products Fund
II (VIP II)

VIP II Asset Manager      Seeks high total return with     Fidelity Management
Portfolio                 reduced risk over the long-term  & Research Company
                          by allocating assets among       (subadvised by
                          stocks, bonds and short-term and Fidelity Management
                          money market instruments.        & Research (U.K.)
                                                           Inc., Fidelity
                                                           Management &
                                                           Research Far East)
                                                           Inc., Fidelity
                                                           Investments Japan
                                                           Limited and Fidelity
                                                           Investments Money
                                                           Management, Inc.;
                                                           beginning January 1,
                                                           2001, FMR Co., Inc.
                                                           will subadvise.)
-------------------------------------------------------------------------------
VIP II Contrafund         Seeks long-term capital          Fidelity Management
Portfolio                 appreciation by investing mainly & Research Company
                          in common stocks and in          (subadvised by
                          securities of companies whose    Fidelity Management
                          value is believed to have not    & Research (U.K.)
                          been fully recognized by the     Inc., Fidelity
                          public. This fund invests in     Management &
                          domestic and foreign issuers.    Research (Far East)
                          This fund also invests in        Inc., and Fidelity
                          "growth" stocks or "value"       Investments Japan
                          stocks or both.                  Limited; beginning
                                                           January 1, 2001, FMR
                                                           Co., Inc. will
                                                           subadvise.)
-------------------------------------------------------------------------------
Fidelity Variable
Insurance Products Fuund
III (VIP III)

VIP III Growth &          Seeks high total return through  Fidelity Management
Income Portfolio          a combination of current income  & Research Company
                          and capital appreciation by      (subadvised by
                          investing a majority of assets   Fidelity Management
                          in common stocks with a focus on & Research (U.K.)
                          those that pay current dividends Inc., Fidelity
                          and show potential for capital   Management &
                          appreciation.                    Research (Far East)
                                                           Inc. and Fidelity
                                                           Investments Japan
                                                           Limited; beginning
                                                           January 1, 2001, FMR
                                                           Co., Inc. will
                                                           subadvise.)
-------------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision           Investment Objective           applicable)
--------------------------------------------------------------------------------
VIP III Growth             Seeks to provide capital growth  Fidelity Management
Opportunities Portfolio    by investing primarily in common & Research Company
                           stock and other types of         (subadvised by
                           securities, including bonds,     Fidelity Management
                           which may be lower-quality debt  & Research (U.K.)
                           securities.                      Inc., Fidelity
                                                            Management &
                                                            Research (Far East)
                                                            Inc. and Fidelity
                                                            Investments Japan
                                                            Limited; beginning
                                                            January 1, 2001, FMR
                                                            Co., Inc. will
                                                            subadvise.)
--------------------------------------------------------------------------------
GE Investments Funds,
Inc.

Global Income Fund         Objective of providing high      GE Asset Management
                           total return, emphasizing        Incorporated
                           current income and, to a lesser  (subadvised by GE
                           extent, capital appreciation.    Asset Management
                           The Fund seeks to achieve this   Limited)
                           objective by investing primarily
                           in foreign and domestic income-
                           bearing debt securities and
                           other foreign and domestic
                           income bearing instruments. The
                           Global Income Fund is not
                           "diversified" as defined by the
                           Investment Company Act of 1940.
                           Therefore, the Fund may invest a
                           greater percentage of its assets
                           in a particular issuer than the
                           other Funds making it more
                           susceptible to adverse
                           developments affecting a single
                           issuer. Nonetheless, the Fund is
                           subject to diversification
                           requirements arising under the
                           federal tax laws and a
                           limitation on concentration of
                           investments in a single
                           industry.
--------------------------------------------------------------------------------
Income Fund                Objective of providing maximum   GE Asset Management
                           income consistent with prudent   Incorporated
                           investment management and
                           preservation of capital by
                           investing primarily in income-
                           bearing debt securities and
                           other income bearing
                           instruments.
--------------------------------------------------------------------------------
International Equity Fund  Objective of providing long-term GE Asset Management
                           growth of capital by investing   Incorporated
                           primarily in foreign equity and
                           equity-related securities which
                           the Adviser believes have long-
                           term potential for capital
                           growth.
--------------------------------------------------------------------------------
Mid-Cap Value Equity Fund  Objective of providing long term GE Asset Management
(formerly known as Value   growth of capital by investing   Incorporated
Equity Fund)               primarily in common stock and    (subadvised by NWQ
                           other equity securities of       Investment
                           companies that the investment    Management Company)
                           adviser believes are undervalued
                           by the marketplace at the time
                           of purchase and that offer the
                           potential for above-average
                           growth of capital. Although the
                           current portfolio reflects
                           investments primarily within the
                           mid cap range, the Fund is not
                           restricted to investments within
                           any particular capitalization
                           and may in the future invest a
                           majority of its assets in
                           another capitalization range.
--------------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision         Investment Objective           applicable)
------------------------------------------------------------------------------
Money Market Fund        Objective of providing highest   GE Asset Management
                         level of current income as is    Incorporated
                         consistent with high liquidity
                         and safety of principal by
                         investing in various types of
                         good quality money market
                         securities.
------------------------------------------------------------------------------
Premier Growth Equity    Objective of providing long-term GE Asset Management
Fund                     growth of capital as well as     Incorporated
                         future (rather than current)
                         income by investing primarily in
                         growth-oriented equity
                         securities.
------------------------------------------------------------------------------
Real Estate Securities   Objective of providing maximum   GE Asset Management
Fund                     total return through current     Incorporated
                         income and capital appreciation  (Subadvised by
                         by investing primarily in        Seneca Capital
                         securities of U.S. issuers that  Management, L.L.C.)
                         are principally engaged in or
                         related to the real estate
                         industry including those that
                         own significant real estate
                         assets. The portfolio will not
                         invest directly in real estate.
------------------------------------------------------------------------------
S&P 500 Index Fund/1/    Objective of providing capital   GE Asset Management
                         appreciation and accumulation of Incorporated
                         income that corresponds to the   (Subadvised by State
                         investment return of the         Street Global
                         Standard & Poor's 500 Composite  Advisors)
                         Stock Price Index through
                         investment in common stocks
                         comprising the Index.
------------------------------------------------------------------------------
Total Return Fund        Objective of providing the       GE Asset Management
                         highest total return, composed   Incorporated
                         of current income and capital
                         appreciation, as is consistent
                         with prudent investment risk by
                         investing in common stock, bonds
                         and money market instruments,
                         the proportion of each being
                         continuously determined by the
                         investment adviser.
------------------------------------------------------------------------------
U.S. Equity Fund         Objective of providing long-term GE Asset Management
                         growth of capital through        Incorporated
                         investments primarily in equity
                         securities of U.S. companies.
------------------------------------------------------------------------------
Goldman Sachs Variable
Insurance Trust (VIT)

Goldman Sachs Growth     Seeks long-term growth of        Goldman Sachs
and Income Fund          capital and growth of income,    Asset Management
                         primarily through equity
                         securities that are considered
                         to have favorable prospects for
                         capital appreciation and/or
                         dividend-paying ability.
------------------------------------------------------------------------------
Goldman Sachs Mid Cap    Seeks long-term capital          Goldman Sachs
Value Fund (formerly     appreciation, primarily through  Asset Management
known                    equity securities of mid-cap
as Mid Cap Equity Fund)  companies with public stock
                         market capitalizations within
                         the range of the market
                         capitalization of companies
                         constituting the Russell Midcap
                         Index at the time of investment
                         (currently between $400 million
                         and $16 billion).
------------------------------------------------------------------------------

 /1/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
   Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

Janus Aspen Series


                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision           Investment Objective           applicable)
------------------------------------------------------------------------------
Aggressive Growth          Non-diversified portfolio        Janus Capital
Portfolio                  pursuing long-term growth of     Corporation
                           capital. Pursues this objective
                           by normally investing at least
                           50% of its assets in equity
                           securities issued by medium-
                           sized companies.
------------------------------------------------------------------------------
Balanced Portfolio         Seeks long term growth of        Janus Capital
                           capital. Pursues this objective  Corporation
                           consistent with the preservation
                           of capital and balanced by
                           current income. Normally invests
                           40-60% of its assets in
                           securities selected primarily
                           for their growth potential and
                           40-60% of its assets in
                           securities selected primarily
                           for their income potential.
------------------------------------------------------------------------------
Capital Appreciation       Seeks long-term growth of        Janus Capital
Portfolio                  capital. Pursues this objective  Corporation
                           by investing primarily in common
                           stocks of companies of any size.
------------------------------------------------------------------------------
Flexible Income Portfolio  Seeks maximum total return       Janus Capital
                           consistent with preservation of  Corporation
                           capital. Total return is
                           expected to result from a
                           combination of income and
                           capital appreciation. The
                           portfolio pursues its objective
                           primarily by investing in any
                           type of income-producing
                           securities. This portfolio may
                           have substantial holdings of
                           lower-rated debt securities or
                           "junk" bonds. The risks of
                           investing in junk bonds are
                           described in the prospectus for
                           Janus Aspen Series, which should
                           be read carefully before
                           investing.
------------------------------------------------------------------------------
Global Life Sciences       Seeks long-term growth of        Janus Capital
Portfolio                  capital. The portfolio pursues   Corporation
                           this objective by investing
                           primarily in equity securities
                           of U.S. and foreign companies
                           that the portfolio manager
                           believes have a life science
                           orientation. The portfolio
                           normally invests at least 25% of
                           its total assets, in the
                           aggregate, in the following
                           industry groups: health care;
                           pharmaceuticals; agriculture;
                           cosmetics/personal care; and
                           biotechnology.
------------------------------------------------------------------------------
Global Technology          Seeks long-term growth of        Janus Capital
Portfolio                  capital. The portfolio pursues   Corporation
                           this objective by investing
                           primarily in equity securities
                           of U.S. and foreign companies
                           that the portfolio manager
                           believes will benefit
                           significantly from advances or
                           improvements in technology.
------------------------------------------------------------------------------

                                                              Adviser (and Sub-
                                                                 Adviser, as
Investment Subdivision            Investment Objective           applicable)
-------------------------------------------------------------------------------
Growth Portfolio            Seeks long-term capital growth   Janus Capital
                            consistent with the preservation Corporation
                            of capital and pursues its
                            objective by investing in common
                            stocks of companies of any size.
                            Emphasizes larger, more
                            established issuers.
-------------------------------------------------------------------------------
International Growth        Seeks long-term growth of        Janus Capital
Portfolio                   capital. Pursues this objective  Corporation
                            primarily through investments in
                            common stocks of issuers located
                            outside the United States. The
                            portfolio normally invests at
                            least 65% of its total assets in
                            securities of issuers from at
                            least five different countries,
                            excluding the United States.
-------------------------------------------------------------------------------
Worldwide Growth Portfolio  Seeks long-term capital growth   Janus Capital
                            in a manner consistent with the  Corporation
                            preservation of capital. Pursues
                            this objective by investing in a
                            diversified portfolio of common
                            stocks of foreign and domestic
                            issuers of all sizes. Normally
                            invests in at least five
                            different countries including
                            the United States.
-------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds

Oppenheimer Aggressive      Seeks to achieve capital         OppenheimerFunds,
Growth Fund/VA              appreciation by investing mainly Inc.
                            in common stocks of companies in
                            the United States believed by
                            the fund's investment manager,
                            OppenheimerFunds Inc., to have
                            significant growth potential.
-------------------------------------------------------------------------------
Oppenheimer Bond Fund/VA    Seeks high level of current      OppenheimerFunds,
                            income and capital appreciation  Inc.
                            when consistent with its primary
                            objective of high income. Under
                            normal conditions this fund will
                            invest at least 65% of its total
                            assets in investment grade debt
                            securities.
-------------------------------------------------------------------------------
Oppenheimer Capital         Seeks capital appreciation from  OppenheimerFunds,
Appreciation Fund/VA        investments in securities of     Inc.
                            well-known and established
                            companies. Such securities
                            generally have a history of
                            earnings and dividends and are
                            issued by seasoned companies
                            (having an operating history of
                            at least five years, including
                            predecessors).
-------------------------------------------------------------------------------
Oppenheimer High Income     Seeks high current income from   OppenheimerFunds,
Fund/VA                     investments in high yield fixed  Inc.
                            income securities, including
                            unrated securities or high-risk
                            securities in lower rating
                            categories. These securities may
                            be considered speculative. This
                            Fund may have substantial
                            holdings of lower-rated debt
                            securities or "junk" bonds. The
                            risks of investing in junk bonds
                            are described in the prospectus
                            for the Oppenheimer Variable
                            Account Funds, which should be
                            read carefully before investing.
-------------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision           Investment Objective           applicable)
--------------------------------------------------------------------------------
Oppenheimer Multiple       Seeks total investment return    OppenheimerFunds,
Strategies Fund/VA         (which includes current income   Inc.
                           and capital appreciation in the
                           values of its shares) from
                           investments in common stocks and
                           other equity securities, bonds
                           and other debt securities, and
                           "money market" securities.
--------------------------------------------------------------------------------
PBHG Insurance Series Fund, Inc.

PBHG Growth II Portfolio   Seeks to achieve capital         Pilgrim Baxter &
                           appreciation by investing at     Associates, Ltd.
                           least 65% of its total assets in
                           the growth securities (primarily
                           common stocks) of small and
                           medium sized companies (market
                           capitalization or annual
                           revenues between $500 million
                           and $10 billion) that, in the
                           adviser's opinion, have an
                           outlook for strong earnings
                           growth and capital appreciation
                           potential.
--------------------------------------------------------------------------------
PBHG Large Cap             Seeks long term growth of        Pilgrim Baxter &
Growth Portfolio           capital by investing at least    Associates, Ltd.
                           65% of its total assets in
                           growth securities (primarily
                           common stocks) of large
                           capitalization companies (market
                           capitalization over $1 billion)
                           that, in the adviser's opinion,
                           have an outlook for strong
                           earnings growth and capital
                           appreciation potential.
--------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund Inc

Salomon Investors Fund     Seeks long-term growth of        Salomon Brothers
                           capital with current income as a Asset Management Inc
                           secondary objective, primarily
                           through investments in common
                           stocks of well-known companies.
--------------------------------------------------------------------------------
Salomon Strategic Bond     Seeks high level of current      Salomon Brothers
Fund                       income with capital appreciation Asset Management Inc
                           as a secondary objective,
                           through a globally diverse
                           portfolio of fixed-income
                           investments, including lower-
                           rated fixed income securities
                           commonly known as junk bonds.
--------------------------------------------------------------------------------
Salomon Total Return Fund  Seeks to obtain above-average    Salomon Brothers
                           income by primarily investing in Asset Management Inc
                           a broad variety of securities,
                           including stocks, fixed-income
                           securities and short-term
                           obligations.
--------------------------------------------------------------------------------

Not all of these portfolios may be available in all states or markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Investment Subdivisions of Separate Account II. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay surrender/partial surrender proceeds or for other purposes described in the Policy. We automatically reinvest all dividends and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios of the Funds are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon an annual average percentage of the average aggregate net amount we have invested on behalf of Account II and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisors or distributors. The amounts we receive may be significant. The agreements reflect administrative services we provide. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Policies will receive 12b-1 fees deducted from portfolio assets for providing distribution and shareholder support services to some of the portfolios.

Your Right to Vote Portfolio Shares

As required by law, we will vote the portfolio shares held in Separate Account II at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Investment Subdivisions which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in an Investment Subdivision to the total number of votes attributable to the Investment Subdivision. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in an Investment Subdivision for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Investment Subdivision. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in an Investment Subdivision will receive proxy material, reports and other materials relating to the portfolio. Since each portfolio may engage in shared funding, other persons or entities besides the Company may vote portfolio shares.

Charges and Deductions

This section describes the charges and deductions we make under the Policy to compensate us for the services and benefits we provide, costs and expenses we incur, and risks we assume. The services and benefits we provide include:
 . the partial surrender, surrender, Policy loan and death benefits under the
  Policy;
 . investment options, including Net Premium allocations, dollar-cost averaging and portfolio rebalancing programs;
 . administration of various elective options under the Policy; and . the distribution of various reports to Owners.

The costs and expenses we incur include:
 . those associated with underwriting applications, increases in Specified
  Amount, and riders;
 . various overhead and other expenses associated with providing the services and benefits provided by the Policy;
 . sales and marketing expenses; and
 . other costs of doing business, such as Federal, state and local premium and other taxes and fees.

The risks we assume include:
 . that Insureds may live for a shorter period of time than estimated, resulting in the payment of greater death benefits than expected; and . that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

We may profit from any charges deducted, such as the mortality and expense risk charge. We may use any such profits for any purpose, including payment of distribution expenses.

PREMIUM CHARGE

We currently deduct a 3% charge (5% maximum) from each premium before placing the resulting Net Premium in the Investment Subdivisions. We currently do not deduct the maximum 5% premium charge but reserve the right to do so. We will not assess the premium charge against the Policy loan portion of a premium received from the rollover of a life insurance policy.

MORTALITY AND EXPENSE RISK CHARGE

We currently deduct a daily charge from assets in the Investment Subdivisions attributable to the Policies at an effective annual rate of 0.70% of net assets. We will not increase this charge for the duration of your Policy. This charge is factored into the net investment factor.

The mortality risk we assume is the risk that Insureds may live for a shorter period of time than estimated and, therefore, a greater amount of death benefit proceeds than expected will be payable. The expense risk we assume is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies.

MONTHLY DEDUCTION

We make a monthly deduction on the Policy Date and each Monthly Anniversary Day from Account Value. The monthly deduction for each Policy consists of:
 . the cost of insurance charge (discussed below);

 . a current monthly policy charge of $12 in the first Policy year ($12 per month maximum in the first Policy year) and $6 per month thereafter ($12 per month maximum after the first Policy year): and
 . any charges for additional benefits added by riders to the Policy (See
  Supplemental Benefits).

If an increase in Specified Amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (it cannot exceed $300 per increase). See Changing the Specified Amount.

We will allocate the monthly deduction for a Policy Month among the Investment Subdivisions of Separate Account II in the same proportion that your Policy's Account Value in each Subdivision bears to the total Account Value in all Investment Subdivisions at the beginning of the Policy Month.

COST OF INSURANCE

The cost of insurance is a significant charge under your Policy because it is the primary charge for the death benefit we provide you. The cost of insurance charge depends on a number of factors (Age, sex, Policy duration, and risk class) that cause the charge to vary from Policy to Policy and from Monthly Anniversary Day to Monthly Anniversary Day. We will determine the risk class (and therefore the rates) separately for the initial Specified Amount and for any increase in Specified Amount that requires evidence of insurability.

We calculate the cost of insurance on each Monthly Anniversary Day based on your net amount at risk. We determine your net amount at risk by the following formula:


                Life Insurance Proceeds
                --------------
                1.0032737      - Account Value

To determine your cost of insurance for a particular Policy Month, we divide your net amount at risk by 1000 and multiply that result by the applicable cost of insurance rate. If Option B is in effect, and the Specified Amount has increased, we first consider the Account Value part of the initial Specified Amount. If the Account Value is more than the initial Specified Amount, we will consider it part of the increased Specified Amounts resulting from increases in the order of the increases.

The cost of insurance rate for the Insured is based on his or her Age, sex and applicable risk class. We currently place Insureds in the following risk classes when we issue the Policy, based on our underwriting: a male or female or unisex risk class where appropriate under applicable law (currently including the state of Montana); and a smoker or non-smoker risk class. In addition, some Insureds may qualify for a preferred rating. The original risk class applies to the initial Specified Amount. If an increase in Specified Amount is approved, a different risk class may apply to the increase, based on the Insured's circumstances at the time of the increase.

We may change the cost of insurance rates from time to time at our sole discretion, but we guarantee that the rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the Commissioners' 1980 Standard Ordinary Mortality Tables. The maximum cost of insurance rates are based on the Insured's age nearest birthday at the start of the Policy year. Modifications to cost of insurance rates are made for risk classes other than standard. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies and depend on our expectation of future experience with respect to mortality, interest, expenses, persistency, and taxes. A change in rates will apply to all persons of the same age, sex (where applicable), and risk class and whose Policies have been in effect for the same length of time.

In most states, there is no maturity age, and the cost of insurance charges will continue past age 100.

SURRENDER CHARGE

If you fully surrender your Policy during the surrender charge period, we will deduct a surrender charge. We calculate the surrender charge by multiplying a factor times the lowest Specified Amount in effect before the surrender, divided by 1000. The factor depends on the issue Age, sex (where applicable), and risk class of the Insured. The surrender charge remains level for the first five Policy years and then decreases each Policy month to zero over the next 10 Policy years or at Age 95, whichever is earlier. We will deduct the surrender charge before we pay the Surrender Value.

The chart below lists the minimum and maximum surrender charges per Policy year. Your surrender charge will depend on the applicable factor and the Policy year in which you surrender your Policy.

 Minimum Surrender Charge Factors             Maximum Surrender Charge Factors
          by Policy Year                               by Policy Year
------------------------------------         -------------------------------------------
                   Rate per $1000                                  Rate per $1000
Policy Year      of Specified Amount         Policy Year         of Specified Amount
-----------      -------------------         -----------         -------------------
     1                  $1.09                      1                   $50.63
     2                   1.09                      2                    50.63
     3                   1.09                      3                    50.63
     4                   1.09                      4                    50.63
     5                   1.09                      5                    50.63
     6                   0.98                      6                    45.56
     7                   0.87                      7                    40.50
     8                   0.76                      8                    35.44
     9                   0.65                      9                    30.37
    10                   0.54                     10                    25.31
    11                   0.43                     11                    20.25
    12                   0.32                     12                    15.18
    13                   0.21                     13                    10.12
    14                   0.10                     14                     5.06
    15                      0                     15                        0

If you decrease the Specified Amount to less than the lowest Specified Amount that had previously been in effect (other than as a result of partial surrenders or changes in death benefit options), you will also incur a surrender charge. The amount of surrender charge will equal the charge for a full surrender multiplied by the ratio of (a) to (b), where:

(a) is the lowest Specified Amount that was in effect before the current decrease, minus the Specified Amount after the current decrease; and

(b) is the lowest Specified Amount that was in effect before the current decrease.

We disclose the surrender charges on the data pages to your Policy. Upon request, we will illustrate the surrender charges that apply to your Policy.

We do not assess a surrender charge for partial surrenders, but do assess a processing fee.

PARTIAL SURRENDER PROCESSING FEE


We deduct a partial surrender processing fee on partial surrenders you make. The fee equals the lesser of $25 or 2% of the amount surrendered.

TRANSFER CHARGE

We assess a $10 transfer charge for each transfer after the first transfer you make in any calendar month. This charge is at cost with no profit to us. We take this charge from the amount you transfer. For purposes of assessing this charge, we consider each transfer request one transfer, regardless of the number of Investment Subdivisions affected by the transfer. Multiple transfers within the same Valuation Period are also considered one transfer for this purpose.

Other Charges

Upon written request, we will provide a projection of illustrative future life insurance and Account Value proceeds. We reserve the right to charge a maximum fee of $25 for the cost of preparing the illustration.

There are deductions from and expenses paid out of the assets of each portfolio that are more fully described in each Fund's prospectus.

REDUCTION OF CHARGES

We may reduce charges and/or deductions for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. We will base these discounts on the following:
1. The size of the group. Generally, the sales expenses for each individual owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.
2. The total amount of premium payments to be received from a group. Per Policy sales and other expenses are generally proportionately less on larger premium payments than on smaller ones.
3. The purpose for which the Policies are purchased. Certain types of plans are more likely to be stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, our sales and other expenses are reduced.
4. The nature of the group for which the Policies are purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, our sales and other expenses are reduced.
5. Other circumstances. There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

If, after we consider the factors listed above, we determine that a group purchase would result in reduced sales expenses, we may reduce the charges and/or deductions for each group. Reductions in these charges and/or deductions will not be unfairly discriminatory against any person, including the affected Owners and all other owners of Policies funded by Separate Account II.

We may also reduce charges and/or deductions for sales of the Policies to registered representatives who sell the Policies to the extent we realize savings of sales and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Policy

APPLYING FOR A POLICY

To purchase a Policy, you must complete an application and you or your registered representative must submit it to us at our Home Office. You also must pay an initial premium of a sufficient amount. See Premiums, below. You can submit your initial premium with your application or at a later date. If you submit your initial premium with your application, please remember that we will place your premium in a non-interest bearing account for a certain amount of time. See Allocating Premiums. Coverage generally becomes effective as of the Policy Date.

Generally, we will issue a Policy covering an Insured up to Age 85 if evidence of insurability satisfies our underwriting rules. Required evidence of insurability may include, among other things, a medical examination of the Insured. We may, in our sole discretion, issue a Policy covering an Insured over Age 85. We may reject an application for any lawful reason.

If you do not pay the full first premium with your application, the insurance will become effective on the effective date. This date is the date that you pay your premium and that we deliver your Policy. All persons proposed for insurance must be insurable on the Policy Date.

If you pay the full first premium with your application, we may give you a conditional receipt. This means that, subject to our underwriting requirements and subject to a maximum limitation, your insurance will become effective on the effective date we specified in the conditional receipt, provided the Insured is found to be, on the effective date, insurable at standard premium rates for the plan and amount of insurance requested in the application. This effective date will be the latest of (i) the date of completion of the application, (ii) the date of completion of all medical exams and tests we require, and (iii) the policy date you requested when that date is later than the date you completed your application.

OWNER

You have rights in the Policy during the Insured's lifetime. If you die before the Insured and there is no contingent Owner, ownership will pass to your estate.

BENEFICIARY

You designate the primary Beneficiaries and contingent Beneficiaries when you apply for the Policy. You may name one or more primary Beneficiaries or contingent Beneficiaries. We will pay the proceeds in equal shares to the survivors in the appropriate Beneficiary class, unless you request otherwise.

Unless an optional payment plan is chosen, we will pay the death proceeds in a lump sum to the primary Beneficiary(ies). If the primary Beneficiary(ies) dies before the Insured, we will pay the proceeds to the contingent
Beneficiary(ies). If there is no surviving Beneficiary(ies) we will pay the proceeds to you or your estate.

CHANGING THE BENEFICIARY

If you reserve the right, you may change the Beneficiary during the Insured's life. To make this change, please write our Home Office. The request and the change must be in a form satisfactory to us and we must actually receive the request. The change will take effect as of the date you signed the request.

CANCELING A POLICY

You may cancel a Policy during the "free-look period" by returning it to us at our Home Office, or to the agent who sold it. The free-look period expires 10 days after you receive the Policy. The free-look period is longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. Within seven calendar days after we receive the returned Policy, we will refund an amount equal to the sum of:

 . the total amount of monthly deductions made against Account Value and any charges deducted from premiums paid; plus
 . Account Value on the date we (or our agent) receive the returned Policy.

If any state law prohibits the calculation above, we will refund the total of all premiums paid for the Policy, or other amounts as required under state law.

Premiums

GENERAL
The premium amounts sufficient to fund a Policy depend on a number of factors, such as the Age, sex (where applicable), and risk class of the proposed Insured, the desired Specified Amount, any supplemental benefits, and investment performance of the Investment Subdivisions. We will usually credit your initial premium payment to the Policy on the later of the date we approve your application and the date we receive your payment. We will credit any subsequent premium payment to the Policy on the Valuation Day we receive it at our Home Office. After you pay the initial premium, you may make unscheduled premium payments in any amount and at any time subject to certain restrictions.

The total premiums you pay may not exceed guideline premium limitations for life insurance set forth in the Code and shown in your Policy. We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. We will refund any rejected premium along with any interest it accrued. For your convenience, we will monitor Policies and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a Modified Endowment Contract ("MEC") under the Code. See Tax Considerations.

We reserve the right to limit the number and amount of any unscheduled premium payment.

TAX FREE EXCHANGES (1035 EXCHANGES)

We will accept as part of your initial premium money from one contract that qualified for a tax free exchange under Section 1035 of the Code. If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction. We will accept 1035 exchanges even if there is an outstanding loan on the other policy, so long as the outstanding loan is no more than 40% of the rollover premium. We may allow higher loan percentages. Replacing your existing coverage with this Policy may not be to your advantage.

CERTAIN INTERNAL EXCHANGES

If you replace an existing GE Life and Annuity Assurance Company fixed permanent life insurance policy with this Policy, we may waive some or all of the surrender charge on the fixed permanent life insurance policy, provided that: 1) the fixed permanent life insurance policy has a positive surrender value at the time of the exchange; and 2) the entire account value in the fixed permanent life insurance policy is rolled over into the Policy.

If you qualify, the maximum amount of surrender charge we will waive on the fixed permanent life insurance policy is equal to: Surrender Charge (new) + .03 Account Value, where Surrender Charge (new) is the initial (first policy month) surrender charge of this Policy and Account Value is the account value of the fixed permanent life insurance policy at the time of the exchange. Please contact us for more details.

PERIODIC PREMIUM PLAN

When you apply for a Policy, you may select a periodic premium payment plan. Under this plan, you may choose to receive a premium notice either annually, semi-annually, or quarterly. You can also arrange for annual, semi-annual, quarterly or monthly premium payments paid via automatic deduction from your bank account or any other similar account we accept. You are not required to pay premiums in accordance with this premium plan; you can pay more or less than planned or skip a planned premium payment entirely. Subject to our administrative servicing guidelines, you can change the amount of planned premiums or switch between frequencies, whenever you want by providing satisfactory instructions to our Home Office. Any change will be effective upon our receipt of the instructions. Depending on the Account Value at the time of an increase in the Specified Amount and the amount of the increase requested, a change in your periodic premium payments may be advisable. See Changing the Specified Amount.

MINIMUM PREMIUM PAYMENT

Generally, the minimum amount of premium we will accept in connection with a periodic premium payment plan is $20 ($15 for payments made via automatic deduction from your bank or similar account). Please keep in mind that you may have to pay a higher amount to keep the Policy in force. Even if you pay the minimum premium amount, your Policy may lapse. See Premium to Prevent Termination. For purposes of the minimum premium payment requirements, we deem any payment to be a planned periodic premium if we receive it within 30 days (before or after) of the scheduled date for a planned periodic premium payment and the percentage difference between the planned amount and the actual payment amount is not more than 10%. We will deem all other premium payments to be unscheduled premium payments. Unless you direct us otherwise, we apply unscheduled premium payments first to repay any Policy Debt.

ALLOCATING PREMIUMS
When you apply for a Policy, you specify the percentage of your Net Premium we allocate to each Investment Subdivision. You may only direct your Net Premiums and Account Value to not more than seven Investment Subdivisions at any given time. You can change the allocation percentages at any time by writing or calling our Home Office. The change will apply to all premiums we receive with or after we receive your instructions. Net Premium allocations must be in percentages totaling 100%, and each allocation percentage must be a whole number.

Until we approve your application, receive all necessary forms including any subsequent amendments to the application, and receive the entire initial premium, we will place any premiums you pay into a non-interest bearing account. We will then allocate your Net Premium during the free look period as specified below.

During the free look period, we generally will allocate Net Premiums to the Investment Subdivisions based on the Net Premium allocation percentages you specified in your application. However, for states requiring the refund of premiums during the free look period, we will allocate all Net Premiums to the Investment Subdivision investing in the Money Market Fund of GE Investments Funds. Fifteen days following this allocation, we will transfer the Account Value to the Investment Subdivisions based on the Net Premium allocation percentages you selected. We anticipate revising this allocation procedure within the second or third quarter of 2000 to allow immediate allocation to the Investment Subdivisions you choose. The actual practice will be set forth in your policy. See How Your Account Value Varies.

How Your Account Value Varies

ACCOUNT VALUE
The Account Value is the entire amount we hold under your Policy for you. The Account Value serves as a starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Investment Subdivision and the amount held in the General Account to secure Policy Debt. See Loan Benefits. We determine Account Value first on your Policy Date (or on the date we receive your initial premium, if later) and after that on each Valuation Day. Your Account Value will vary to reflect the performance of the Investment Subdivisions to which you have allocated amounts and also will vary to reflect Policy Debt, charges for monthly deduction, mortality and expense risk charges, transfers, partial surrenders, Policy loan interest, and Policy loan repayments. Your Account Value may be more or less than the premiums you paid.

SURRENDER VALUE
The Surrender Value on a Valuation Day is the Account Value reduced by both any surrender charge that we would deduct if you surrendered the Policy that day and any Policy Debt.

INVESTMENT SUBDIVISION VALUES
On any Valuation Day, the value of an Investment Subdivision equals the number of Investment Subdivision units we credit to the Policy multiplied by the Unit Value for that day. When you make allocations to an Investment Subdivision, either by Net Premium allocation, transfer of Account Value, transfer of loan interest from the General Account, or repayment of a Policy loan, we credit your Policy with units in that Investment Subdivision. We determine the number of units by dividing the amount allocated, transferred or repaid to the Investment Subdivision by the Investment Subdivision's Unit Value for the Valuation Day when we effect the allocation, transfer or repayment.

The number of units we credit to a Policy will decrease whenever we take the allocated portion of the monthly deduction, you take a Policy loan or a partial surrender from the Investment Subdivision, you transfer an amount from the Investment Subdivision, you take a partial surrender from the Investment Subdivision, or you surrender the Policy.

UNIT VALUES

We arbitrarily set the Unit Value for each Investment Subdivision at $10 when we established the Investment Subdivision. After that, an Investment Subdivision's Unit Value varies to reflect the investment experience of the underlying portfolio, and may increase or decrease from one Valuation Day to the next. We determine Unit Value, after an Investment Subdivision's operations begin, by multiplying the net investment factor for that Valuation Period by the Unit Value for the immediately preceding Valuation Period.

NET INVESTMENT FACTOR
The net investment factor for a Valuation Period is (a) divided by (b), minus
(c), where:

(a)is the result of:

  1. the value of the assets at the end of the preceding Valuation Period;
     plus

  2. the investment income and capital gains, realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

  3. the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

  4. any amount charged against the Separate Account for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Separate Account; and

(b) is the value of the assets in the Investment Subdivision at the end of the preceding Valuation Period; and

(c) is a charge no greater than .0019246% for each day in the Valuation Period. This corresponds to .70% per year.

Transfers

GENERAL

You may transfer Account Value among the Investment Subdivisions at any time after the end of the free look period. Once we change our allocation procedure (see Allocating Premiums) we will permit you to make transfers during the free look period. Transfer requests may be made in writing or in any other form acceptable to us. A transfer will take effect as of the end of the Valuation Period during which we receive your request at our Home Office.

We may defer transfers under the same conditions that we may delay paying proceeds. See Requesting Payments. Currently, there is no limit on the number of transfers among the Investment Subdivisions, but we reserve the right to limit the number of transfers to twelve each calendar year. We reserve the right to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfer privileges, at any time, for any reason. We may not honor transfers made by third parties. See Transfer by Third Parties. There is a charge after the first transfer made in a calendar month. See Transfer Charge.

When thinking about a transfer of Account Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

DOLLAR-COST AVERAGING
The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Investment Subdivision investing in the Money Market portfolio of GE Investments Funds, Inc. (the "Money Market Investment Subdivision") to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by selecting the program on your application, completing a dollar-cost averaging agreement, or calling our Home Office. To use the dollar-cost averaging program, you must transfer at least $100 from the Money Market Investment Subdivision to any other Investment Subdivision. If any transfer would leave less than $100 in the Money Market Investment Subdivision, we will transfer the entire amount. Once elected, dollar-cost averaging remains in effect from the date we receive your request until the value of the Investment Subdivision from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file. The dollar-cost averaging program will begin on the 5th day of the month immediately following the allocation of your Net Premiums to the Investment Subdivisions (see "Allocating Premiums" for a description of when this occurs).

There is no additional charge for dollar-cost averaging, and we do not consider a transfer under this program a transfer for purposes of assessing a transfer charge, nor for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the dollar-cost averaging program at any time and for any reason.

PORTFOLIO REBALANCING

Once you allocate your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your Account Value to return to the percentages specified in your allocation instructions. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by writing or calling our Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge, nor for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the portfolio rebalancing program at any time and for any reason. Portfolio rebalancing does not guarantee a profit or protect against a loss.

TRANSFERS BY THIRD PARTIES
As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the portfolios underlying the Policies, and the managements of those portfolios share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they are submitted. These procedures will not, however, prevent Owners from making their own transfer requests.

Death Benefits


As long as the Policy remains in force, we will pay the death benefit upon receipt at our Home Office of satisfactory proof of the Insured's death. See Requesting Payments. We will pay the death benefit to the Beneficiary.

AMOUNT OF DEATH BENEFIT PAYABLE
The amount of death benefit payable equals:
 . the Life Insurance Proceeds determined under the death benefit option in effect on the date of the Insured's death;
 . plus any supplemental death benefits provided by rider;
 . minus any Policy Debt on that date; and . minus the premium that would have been required to keep the Policy in force if the date of death occurred during a grace period.

Under certain circumstances, we may further adjust the amount of the death benefit payable. See Incontestability and Misstatement of Age or Sex.

DEATH BENEFIT OPTIONS
There are two death benefits available under the Policy. Under Option A, the Life Insurance Proceeds equals the greater of:
 . the Specified Amount plus the Account Value; or
 . the applicable corridor percentage of the Account Value as determined using the table of percentages shown below.

Under Option B, the Life Insurance Proceeds equals the greater of:
 . the Specified Amount; or
 . the applicable corridor percentage of the Account Value as determined using the table of percentages shown below.

Under both options, we determine the Specified Amount and Account Value on the date of the Insured's death. The corridor percentage is 250% until the Insured attains Age 40 and declines after that as the Insured's Attained Age increases. If the table of percentages currently in effect becomes inconsistent with any Federal income tax laws and/or regulations, we reserve the right to change the table.

                     Table of Percentages of Account Value

Attained      Corridor        Attained        Corridor        Attained        Corridor
  Age        Percentage         Age          Percentage         Age          Percentage
---------------------------------------------------------------------------------------
  0-40          250%             54             157%             68             117%
  41            243%             55             150%             69             116%
  42            236%             56             146%             70             115%
  43            229%             57             142%             71             113%
  44            222%             58             138%             72             111%
  45            215%             59             134%             73             109%
  46            209%             60             130%             74             107%
  47            203%             61             128%           75-90            105%
  48            197%             62             126%             91             104%
  49            191%             63             124%             92             103%
  50            185%             64             122%             93             102%
  51            178%             65             120%             94+            101%
  52            171%             66             119%
  53            164%             67             118%

Under Option A, the Life Insurance Proceeds will vary directly with the investment performance of the Account Value. Under Option B, the Life Insurance Proceeds ordinarily will not change until the applicable percentage amount of the Account Value exceeds the Specified Amount or you change the Specified Amount.

CHANGING THE DEATH BENEFIT OPTION

You select the death benefit option when you apply for the Policy. However, you may change the option on your Policy at any time by writing to our Home Office. The effective date of the change will be the Monthly Anniversary Day after we receive the request for the change. We will send you revised Policy data pages reflecting the new option and the effective date of the change. If you request a change from Option A to Option B, we will increase the Specified Amount by the Account Value on the effective date of the increase. If you request a change from Option B to Option A, we will decrease the Specified Amount after the change by the Account Value on the effective date of the change. A change in the death benefit option will affect the cost of insurance charges.

ACCELERATED BENEFIT RIDER
Provided the Accelerated Benefit Rider is approved in your state, you may elect an accelerated benefit if the Insured is terminally ill. The Accelerated Benefit Rider provides you with access to a portion of the death benefit during the Insured's lifetime, if the Insured is diagnosed with a terminal illness. For purposes of determining if an accelerated benefit is available, we define terminal illness as a medical condition resulting from bodily injury, or disease, or both:
 . which has been diagnosed by a licensed physician;

 . which diagnosis is supported by clinical, radiological, laboratory or other evidence which is satisfactory to us; and . which a licensed physician certifies is expected to result in death within 12 months from the date of such certification.

Any request for payment of an accelerated benefit must be in a form satisfactory to us, and any payment of an accelerated benefit requires satisfactory proof of a terminal illness and is subject to our administrative procedures as well as the conditions set forth in the Accelerated Benefit Rider.

The accelerated benefit equals the Eligible Proceeds:
 . discounted for the life expectancy of the Insured at the rate of interest charged for Policy loans;
 . minus the product of 1) the ratio of the Eligible Proceeds to the Total
  Proceeds, and 2) the amount of the single premium required to keep the Policy in effect for the life expectancy of the Insured assuming the current cost of interest rate stated above; and
 . minus the product of 1) the ratio of the Eligible Proceeds to the Total
  Proceeds, and 2) any Policy Debt on the date we pay the accelerated benefit.

The accelerated benefit will be paid in one lump sum.

If the Eligible Proceeds equal the amount otherwise payable on the death of the Insured, then our payment of the accelerated benefit will result in termination of all insurance coverage under the Policy, and we will treat any other named insured as if the Insured had died.

If the Eligible Proceeds are less than the amount otherwise payable on the death of the Insured, then the Policy will continue with the Specified Amount, Account Value, Policy Debt and any additional term rider coverage on such Insured reduced by the ratio of Eligible Proceeds to Total Proceeds. We will waive any surrender charge for the resulting decrease in Specified Amount as well as the minimum Specified Amount requirement under the Policy. Other rider benefits will continue without reduction.

CHANGING THE SPECIFIED AMOUNT
After a Policy has been in effect for one year, you may increase or decrease the Specified Amount. To make a change, you must send a written request and the Policy to our Home Office. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which may change your cost of insurance. See Monthly Deduction and Cost of Insurance. Depending on the Account Value at the time of an increase in the Specified Amount and the amount of the increase requested, it may be advisable to change your periodic payments upon an increase in the Specified Amount.

Any change in the Specified Amount will affect the maximum premium limitation. If a decrease in the Specified Amount causes the premiums to exceed new lower limitations required by Federal tax law, we will withdraw the excess from Account Value and refund it to you so that the Policy will continue to meet these requirements. We will withdraw the Account Value that we refund from each Investment Subdivision in the same proportion that the Account Value in that Investment Subdivision bears to the total Account Value in all Investment Subdivisions under the Policy at the time of the withdrawal (i.e., on a pro-rata basis).

Any decrease in the Specified Amount will become effective on the Monthly Anniversary Day after the date we receive the request. The decrease will first apply to coverage provided by the most recent increase, then to the next most recent increases successively, then to the coverage under the original application. During the Continuation Period, we will not allow a decrease unless the Account Value less any Policy Debt is greater than the surrender charge. The Specified Amount following a decrease can never be less than the minimum Specified Amount for the Policy when we issued it. A decrease may cause us to assess a surrender charge and may require us to pay excess Account Value.

To apply for an increase, you must complete a supplemental application and submit evidence of insurability satisfactory to us. Any approved increase will become effective on the date shown in the supplemental Policy data page. Please note that an increase will not become effective if the Policy's Surrender Value is too low to cover the monthly deduction for the Policy Month following the increase.

If there is an increase in the Specified Amount, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase to cover underwriting and administrative costs associated with the increase. This charge will be included in the monthly deduction for the month the increase becomes effective. This charge will never exceed $300 per increase.

An increase in the Specified Amount will increase the continuation Amounts.

A change in your Specified Amount may have Federal tax consequences. See Tax Considerations.

Surrenders and Partial Surrenders


SURRENDERS
You may cancel and surrender your Policy at any time before the Insured dies. The Policy will terminate on the Valuation Day we receive your request at our Home Office, and you will not be able to reinstate it.

We will pay you the Surrender Value in a lump sum unless you make other arrangements. You will incur a surrender charge if you surrender your Policy during the first 15 Policy years. A surrender may have adverse tax consequences. See Tax Considerations.

PARTIAL SURRENDERS
You may make partial surrenders at any time under your Policy if you elected Option A. If you elected Option B, you only may make partial surrenders after the first Policy year. The minimum partial surrender amount is $500.

We will assess a processing fee for each partial surrender. See Partial Surrender Processing Fee. The amount of the partial surrender will equal the amount you requested to surrender plus the processing fee.

When you request a partial surrender, you can direct how we deduct the surrender from your Account Value. If you provide no directions, we will deduct the partial surrender proportionately from the Investment Subdivisions in which you are invested.

EFFECT OF PARTIAL SURRENDERS ON ACCOUNT VALUE AND LIFE INSURANCE PROCEEDS
A partial surrender will reduce both the Account Value and the Life Insurance Proceeds by the amount of the partial surrender.

Loans


GENERAL
You may borrow up to the following amount:
 . 90% of the difference between your Account Value at the end of the Valuation
  Period during which we received your loan request and any surrender charges on the date of the loan;
 . less any outstanding Policy Debt.

You may request Policy loans by writing our Home Office.

When we make a loan, we transfer an amount equal to the loan proceeds from your Account Value in Separate Account II to our General Account and hold it as "collateral" for the loan. If you do not direct an allocation for this transfer, we will make it on a pro-rata basis from each Investment Subdivision in which you have invested. We will pay interest at an annual rate of at least 4% to that portion of the collateral that excludes Preferred Policy Debt (see below).

You may repay a loan at any time during the Insured's life while your Policy is in effect. When you repay a loan, we transfer an amount equal to the repayment from our General Account to Separate Account II and allocate it as you directed when you repaid the loan. If you provide no directions, we will allocate the amount according to your standing instructions for Net Premium allocations.

PREFERRED POLICY DEBT
We will designate a portion of Policy loans taken or existing on or after the Preferred Loan Availability Date (as shown on the Policy data pages) as Preferred Policy Debt. In Policy Years 11 and later, Preferred Policy Debt will be that portion of Policy Debt which equals the difference between the Account Value and the sum of all premium payments made. We redetermine the amount of Preferred Policy Debt each Policy Month. We reserve the right to change this practice in our sole discretion.

We currently credit interest at an annual rate of 6% to that portion of Account Value transferred to the General Account which equals the Preferred Policy Debt. We reserve the right to change, at our sole discretion, the interest rate we credit to the amount of Account Value we transferred to the General Account. We guarantee that Preferred Policy Debt will earn at least a minimum annual interest rate of 4%.

Preferred Policy Debt will be at least as large as:
 . the Account Value less any surrender charge that applies;
 . minus the total premium paid.

INTEREST RATE CHARGED

We will charge interest daily on any outstanding Policy loan at an effective annual rate of 6%. Interest is due and payable at the end of each Policy year while a Policy loan is outstanding. If, on any Policy anniversary, you have not paid interest accrued since the last Policy anniversary, we add the amount of the interest to the loan and this becomes part of your outstanding Policy Debt. We transfer the interest due from each Investment Subdivision on a pro-rata basis.

REPAYMENT OF POLICY DEBT
You may repay all or part of your Policy Debt at any time while the Insured is living and the Policy is in force. We will treat any payments by you other than planned periodic premiums first as the repayment of any outstanding Policy Debt. We will treat the portion of the payment in excess of any outstanding Policy Debt as an unscheduled premium payment. We will first apply any repayment to reduce the portion of Policy Debt that is not Preferred Policy Debt.

You must send Loan repayments to our Home Office. We will credit the repayments as of the date we receive them. We do not treat a Policy loan repayment as a premium payment, and a loan repayment is not subject to the current 3% premium charge.

EFFECT OF POLICY LOANS
A Policy loan affects the Policy, because we reduce the death benefit proceeds and Surrender Value under the Policy by the amount of any outstanding loan plus interest you owe on the loan. Repaying the loan causes the death benefit proceeds and Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. This amount is not affected by Separate Account II's investment performance. Amounts transferred from Separate Account II as collateral will affect the Account Value because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of Separate Account II.

There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences that could occur if a Policy lapses with loans outstanding. See Tax Considerations.

We will notify you if the sum of your loans plus any interest you owe on the loans is more than the Account Value less applicable surrender charges, or if during the Continuation Period, the sum of your loans plus any interest you owe on the loans is more than the Account Value less any applicable surrender charges, and the Net Total Premium is less than the Continuation Amount. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may terminate.

Termination


PREMIUM TO PREVENT TERMINATION
Generally, if on a Monthly Anniversary Day, the Surrender Value of your Policy is too low to cover the monthly deduction, a Policy will be in default and a grace period will begin. In that case, we will mail you notice of the additional premium necessary to prevent your Policy from terminating. You will have a 61-day grace period from the date we mail the notice to make the required premium payment.

However, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deduction, so long as the Net Total Premium is at least equal to the Continuation Amount. At the end of the Continuation Period, you may, however, have to make an additional premium payment to keep the Policy in force.

YOUR POLICY WILL REMAIN IN EFFECT DURING THE GRACE PERIOD
If the Insured should die during the grace period before you pay the required premium, the death benefit will still be payable to the Beneficiary, although we will reduce the amount of the Life Insurance Proceeds by the amount of premium that would have been required to keep the Policy in force. If you have not paid the required premium before the grace period ends, your Policy will terminate. It will have no value and no benefits will be payable. However, you may reinstate your policy under certain circumstances.

REINSTATEMENT
If you have not surrendered your Policy, you may reinstate your Policy within three years after termination, subject to compliance with certain conditions, including the payment of a necessary premium and submission of satisfactory evidence of insurability. See your Policy for further information.

Any termination and subsequent reinstatement of the Policy will reduce the Continuation Amounts.

Payments and Telephone Transactions


REQUESTING PAYMENTS
You may send your written requests for payment to our Home Office or give them to one of our authorized agents. We will ordinarily pay any Life Insurance Proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Home Office of all the documents required for such a payment. Other than the Life Insurance Proceeds, which we determine as of the date of the Insured's death, the amount we pay is as of the end of the Valuation Period during which our Home Office receives all required documents. We may pay your Life Insurance Proceeds in a lump sum or under an optional payment plan. See Optional Payment Plans.

Any Life Insurance Proceeds that we pay in one lump sum will include interest from the date of death to the date of payment. We will pay interest at a rate we set, or a rate set by law if greater. The minimum interest rate which we may pay is 2.5%. We will not pay interest beyond one year or any longer time set by law. We will reduce Life Insurance Proceeds by any outstanding Policy Debt and any due and unpaid charges and will increase Life Insurance Proceeds by any benefits added by rider.

We may delay making a payment or processing a transfer request if:
 . the disposal or valuation of Separate Account II's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or
 . the SEC by order permits postponement of payment to protect our Policy
  Owners.

We also may defer making payments attributable to a check that has not cleared the bank on which it is drawn.

TELEPHONE TRANSACTIONS
You may make certain requests under the Policy by telephone provided you sent us written authorization at our Home Office. These include requests for transfers, changes in premium allocation designations, dollar-cost averaging changes and changes in the portfolio rebalancing program. Our Home Office will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. Your request for telephone transactions authorizes us to record telephone calls. If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. However, if we follow reasonable procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions.

Tax Considerations

FEDERAL TAX MATTERS

Introduction

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion is general and is not intended as tax advice. It does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address Federal estate or gift tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAX STATUS OF THE POLICY

Federal income tax law generally grants favorable treatment to life insurance: the proceeds paid on the death of the Insured are excluded from the gross income of the Beneficiary, and the Owner is not taxed on increases in the account value unless amounts are distributed while the Insured is alive. For this treatment to apply to your Policy, the premiums paid for your Policy must not exceed a limit established by the tax law. An increase or decrease in the Policy's Specified Amount may change this premium limit.

We will monitor the premiums paid for your Policy to keep them within the tax law's limit. However, for your Policy to receive favorable tax treatment as life insurance, two other requirements must be met:
 . The investments of Separate Account II must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations; and . your right to choose particular investments for a Policy must be limited.

Investments in Separate Account II must be diversified: The IRS has issued regulations that prescribe standards for determining whether the investments of Separate Account II, including the assets of the Funds in which Separate Account II invests, are "adequately diversified." If Separate Account II fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (the Company only indirectly controls those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that Separate Account II will be considered "adequately diversified."

Restrictions on the extent to which you can direct the investment of Account
Values: Federal income tax law limits your right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, your right to allocate Account Values among the Funds may exceed those limits. If so, you would be treated as the owner of a portion of the assets of Separate Account II and thus subject to current taxation on the income and gains from those assets.

The Company does not know what limits may be set forth in any guidance that the Treasury Department may issue, or whether any such limits will apply to existing Policies. The Company therefore reserves the right to modify the Policy without your consent to attempt to prevent the tax law from considering you to own a portion of the assets of Separate Account II.

No guarantees regarding tax treatment: The Company makes no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

TAX TREATMENT OF POLICIES-- GENERAL

Life Insurance Proceeds and Account Value Increases: A Policy's treatment as life insurance for Federal income tax purposes generally has the following results:
 . Life Insurance Proceeds are excludable from the gross income of the
  Beneficiary.
 . You are not taxed on increases in the Account Value unless amounts are distributed from the Policy while the Insured is alive.
 . The taxation of amounts distributed while the Insured is alive depends upon whether your Policy is a "modified endowment contract." The term "modified endowment contract," or "MEC," is defined below.

Partial and full surrenders and maturity proceeds: A partial surrender occurs when you receive less than the total amount of the Policy's Surrender Value; receipt of the entire Surrender Value is a full surrender. If your Policy is not a MEC, you will generally pay tax on the amount of a partial or full surrender only to the extent it exceeds your "investment in the contract." In a few states, a maturity value will be paid. Maturity proceeds will be taxable to the extent the amount received plus Policy Debt exceeds the "investment in the contract". You will be taxed on this amount at ordinary income tax rates, not at lower capital gains tax rates. Your "investment in the contract" generally equals the total of the premiums paid for your Policy plus the amount of any loan that was includible in your income, reduced by any amounts you previously received from the Policy that you did not include in your income.

Special rule for certain cash distributions in the first 15 Policy years: During the first 15 years after your Policy is issued, if we distribute cash to you and reduce the Life Insurance Proceeds (e.g., by decreasing the Policy's Specified Amount) at the same time, you may be required to pay tax on all or part of the cash payment, even if it is less than your "investment in the contract." This also may occur if we distribute cash to you up to two years before the proceeds are reduced, or if the cash payment is made in anticipation of the reduction. However, you will not be required to pay tax on more than the amount by which your Account Value exceeds your "investment in the contract."

Considerations where Insured lives past age 100: If the Insured survives beyond the end of the mortality table used to measure charges under the Policy, which ends at age 100, the IRS may seek to deny the tax-free treatment of the Life Insurance Proceeds and instead to tax you on the amount by which your Account Value exceeds your "investment in the contract." Because in most states, the Policy continues to have insurance risk beyond age 100, for which we assess a cost of insurance charge, we believe that the proceeds will continue to be protected from taxation. Therefore, we have no current plans to withhold or report taxes in this situation.

Accelerated Benefit Rider: Your Policy may contain an Accelerated Benefit Rider, which provides you with access to a portion of the death benefit if the Insured becomes terminally ill. The accelerated benefit payment is treated in the same manner as Life Insurance Proceeds for tax purposes, meaning that it generally will be excludable from gross income. But if the Insured under the Policy is an officer, director, or employee of the Owner of the Policy, or is financially interested in the trade or business of the Owner, the payment would be taxable in part.

Loans: If your Policy is not a MEC, a loan received under a Policy (i.e., Policy Debt) normally will be treated as your indebtedness. Hence, so long as the Policy remains in force, you will generally not be taxed on any part of a Policy loan. However, it is possible that you could have additional income for tax purposes if any of your Policy loan consists of Preferred Policy Debt. If your Policy terminates (by a full surrender or by a lapse) while the Insured is alive, you will be taxed on the amount (if any) by which the Policy Debt plus any amount received in cash exceeds your investment in the contract.

Generally, interest paid on Policy Debt or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax advisor should be consulted before taking any Policy loan.

Loss of an interest deduction where policies are held by or for the benefit of corporations, trusts, etc.: If an entity (such as a corporation or a trust, not an individual) purchases a Policy or is the Beneficiary of a Policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a Policy owned by an entity engaged in a trade or business which covers the life of an individual who is:
 . a 20% owner of the entity, or
 . an officer, director, or employee of the trade or business,

at the time first covered by the Policy. Entities that are considering purchasing the Policy, or that will be Beneficiaries under a Policy, should consult a tax advisor.

Optional payment plans: If Life Insurance Proceeds under the Policy are paid under one of the Optional Payment Plans, the Beneficiary will be taxed on a portion of each payment (at ordinary income tax rates). The Company will notify the Beneficiary annually of the taxable amount of each payment. However, if the Life Insurance Proceeds are held by the Company under Optional Payment Plan 4 (interest income), the Beneficiary will be taxed on the interest income as it is credited.

Other considerations: The right to exchange the Policy for a permanent fixed benefit policy (see Exchange Privilege), the right to change Owners (see Change of Owner), and changes reducing future amounts of Life Insurance Proceeds may have tax consequences depending upon the circumstances of each exchange or change.

SPECIAL RULES FOR MODIFIED ENDOWMENT CONTRACTS (MECs)

Definition of a "Modified Endowment Contract:" Special rules apply to a Policy classified as a MEC. A Policy will be classified as a MEC if either of the following is true:
 . If premiums are paid more rapidly than allowed by a "7-pay test" under the tax law. At your request, we will let you know the amount of premium that may be paid for your Policy in any year that will avoid MEC treatment under the 7-pay test.
 . If the Policy is received in exchange for another policy that is a MEC.

Tax Treatment Of MECs: If a Policy is classified as a MEC, the following special rules apply:
 . A partial surrender will be taxable to you to the extent that the Account
  Value exceeds your investment in the contract.
 . A loan from the Policy (together with any unpaid interest included in Policy
  Debt), and the amount of any assignment or pledge of the Policy, will be taxed in the same manner as a partial surrender.

 . A penalty tax of 10% will be imposed on the amount of any full or partial surrender, loan and unpaid loan interest included in Policy Debt, assignment, or pledge on which you must pay tax. However, the penalty tax does not apply to a distribution made:
 (1) after you attain age 59 1/2,
 (2) because you have become disabled, within the meaning of the tax law, or
 (3) in substantially equal periodic payments over your life or life expectancy (or over the joint lives or life expectancies of you and your beneficiary, within the meaning of the tax law).

Special Rules If You Own More Than One MEC: All MECs that we (or any of our affiliates) issue to you within the same calendar year will be combined to determine the amount of any distribution from the Policy that will be taxable to you.

Interpretative issues: The tax law's rules relating to MECs are complex and open to considerable variation in interpretation. You should consult your tax advisor before making any decisions regarding changes in coverage under or distributions from your Policy.

INCOME TAX WITHHOLDING

We may be required to withhold and pay to the IRS a part of the taxable portion of each distribution made under a Policy. However, in many cases, the recipient may elect not to have any amounts withheld. You are responsible for payment of all taxes and early distribution penalties, regardless of whether you request that no taxes be withheld or if we do not withhold a sufficient amount of taxes. At the time you request a distribution from the Policy, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax law, we do not expect to incur any Federal income tax liability on the income or gains in Separate Account II. Based upon this expectation, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we are required to pay taxes on some or all of the income and gains earned by Separate Account II, we may impose a charge for those taxes.

We may also incur state and local taxes, in addition to premium taxes for which a deduction from premiums is currently made. At present, these taxes are not significant. If there is a material change in state or local tax laws, we may impose a charge for any taxes attributable to Separate Account II.

CHANGES IN THE LAW AND OTHER CONSIDERATIONS

This discussion is based on our understanding of the Federal income tax law existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these laws at any time, and may do so retroactively. Any person concerned about the tax implications of ownership of a Policy should consult a competent tax advisor.

Other Policy Information

EXCHANGE PRIVILEGE

During the first 24 Policy Months, you may convert the Policy to a permanent fixed benefit Policy. If you object to a material change in the investment policy of Separate Account II or the Investment Subdivisions, you also may convert the Policy to a permanent fixed benefit Policy within 60 days after the change. In either case, you may elect either the same Life Insurance Proceeds or the Life Insurance Proceeds minus Account Value as the existing Policy at the time of conversion. We will base premiums on the same Age at issue and risk classification of the Insured as the existing Policy. The conversion will be subject to an equitable adjustment in payments and Account Values to reflect variances, if any, in the payments and Account Values under the existing Policy and the new Policy. See your Policy for further information.

OPTIONAL PAYMENT PLANS

The Policy currently offers the following five optional payment plans as alternatives to the payment of a death benefit or Surrender Value in a lump sum:

Plan 1 -- Income For A Fixed Period. We will make equal periodic payments for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies before the end of the fixed period, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at a yearly rate of 3%. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Life Income. We will make equal monthly payments for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. If the payee dies before the end of the guaranteed period, we will discount the amount of remaining payments for the minimum period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. We will make equal periodic payments of a definite amount. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. We will make periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly or monthly and will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided.

Plan 5 -- Joint Life And Survivor Income. We will make equal monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

You may select an Optional Payment Plan in your application or by writing our Home Office. We will transfer any amount left with us for payment under an Optional Payment Plan to our General Account. Payments under an Optional Payment Plan will not vary with the investment performance of Separate Account II because they are forms of fixed-benefit annuities. See Tax Treatment of Policies. Amounts allocated to an Optional Payment Plan will earn interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an Optional Payment Plan. For further information, please review your Policy or contact one of our authorized agents.

DIVIDENDS

The Policy is non-participating. We will not pay dividends on the Policy.

INCONTEST-ABILITY

The Policy limits our right to contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the Insured's lifetime for a minimum period, generally for two years from the Policy Date or effective date of the increase. This provision does not apply to riders that provide disability benefits.

SUICIDE EXCLUSION

If the Insured commits suicide while sane or insane within two years of the Policy Date, we will limit the amount of proceeds we pay under the Policy to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

If the Insured commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will reduce the Specified Amount to the amount in effect before the increase. The amount payable with respect to the increase will equal the monthly deductions that were made for that increase. Please see your Policy for more details.

MISSTATEMENT OF AGE OR SEX

We will adjust the Life Insurance Proceeds if you misstated the Insured's Age or sex in your application.

WRITTEN NOTICE

You should send any written notice to us at our Home Office. The notice should include the Policy number and the Insured's full name. We will send any notice to the address shown in the application unless an appropriate address change form has been filed with us.

TRUSTEE

If you name a trustee as the Owner or Beneficiary of the Policy and the trustee subsequently exercises ownership rights or claims benefits thereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of Policy benefits to the trustee will release us from all obligations under the Policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

OTHER CHANGES

At any time, we may make such changes in the Policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the
Code:
 . to make the Policy, our operations, or the operation of Separate Account II to conform with any law or regulation issued by any government agency to which they are subject; or
 .to reflect a change in the operation of Separate Account II, if allowed by the Policy.

Only the President or a Vice President of GE Life & Annuity has the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. The President or a Vice President of GE Life & Annuity must sign all endorsements, amendments, or riders to be valid.

REPORTS

We maintain records and accounts of all transactions involving the Policy, Separate Account II and Policy Debt. Within 30 days after each Policy anniversary, we will send you a report showing information about your Policy. The report will show:
 . the Specified Amount;
 . the Account Value in each Investment Subdivision;
 . the Surrender Value;
 . the Policy Debt; and

 . the premiums paid and charges made during the Policy year.

We also will send you an annual and a semi-annual report for each Fund underlying an Investment Subdivision to which you have allocated Account Value, as required by the 1940 Act. In addition, when you pay premiums (other than by pre-authorized checking account deduction), or if you take out a Policy loan, make transfers or make partial surrenders, you will receive a written confirmation of these transactions.

CHANGE OF OWNER

You may change the Owner of the Policy by sending a written request on a form satisfactory to us to our Home Office while the Insured is alive and the Policy is in force. The change will take effect the date you sign the written request, but the change will not affect any action we have taken before we receive the written request. A change of Owner does not change the Beneficiary designation.

SUPPLEMENTAL BENEFITS

These are several supplemental benefits available that you may add to your Policy. We will deduct monthly charges for these benefits from your Account Value as part of the monthly deduction. See Monthly Deduction. Examples of these benefits include:
 .term insurance on a spouse or children;
 .additional death benefits if the Insured dies in an accident; and . waiver of either the monthly deduction or a stipulated amount if the Insured becomes disabled as defined in the rider.

Additional rules and limits apply to these supplemental benefits. Please ask your authorized GE Life & Annuity agent for further information or contact our Home Office.

USING THE POLICY AS COLLATERAL

You can assign the Policy as collateral security. You must notify us in writing if you assign the Policy. Any payments we made before the assignment will not be affected. We are not responsible for the validity of an assignment. An assignment may affect your rights and the rights of the Beneficiary.

REINSURANCE

We intend to reinsure a portion of the risks assumed under the Policies.

LEGAL PROCEEDINGS

GE Life & Annuity, like all other companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, GE Life & Annuity believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Separate Account II.

Additional Information

SALE OF THE POLICIES

Policies are sold by appropriately licensed agents who we appoint to solicit applications on our behalf. These agents are also registered representatives of Capital Brokerage Corporation, the principal underwriter of the Policies, or of broker dealers who have entered into written sales agreements with the principal underwriter. One of these broker dealers is Terra Securities Corporation, which is an affiliate of ours.

Capital Brokerage Corporation, a Washington corporation, located at 6630 W. Broad Street, Richmond, Virginia 23230, is registered with the SEC under the Securities Exchange Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc. (Capital Brokerage Corporation does business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation.) Capital Brokerage Corporation also serves as principal underwriter for other variable life insurance and variable annuity policies we issue. However, Capital Brokerage Corporation has not retained any amounts for acting as principal underwriter of these other policies.

We pay sales commissions and other expenses associated with the promotion and sales of the Policies to broker/dealers. First-year commissions depend on the Insured's Age, risk class, and the size of the Policy. In the first Policy year, the broker/dealer will receive a commission of up to 95% of the maximum commissionable premium plus up to 4% of premiums paid in excess of the maximum commissionable premium. In renewal years, the broker/lender receives up to 4.0% of the premiums paid. We may pay a trail commission equal to an annual rate of 0.15% of Account Value on Policies that after the fifth Policy year have an Account Value equal to or greater than $10,000.

We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives earn commissions from the broker/dealer with which they are affiliated and such arrangements may vary. In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise.

Capital Brokerage will receive 12b-1 fees against the Janus Aspen Series (service shares) as compensation for providing certain distribution and shareholder support services.

LEGAL MATTERS

The legal matters in connection with the Policy described in this prospectus have been passed on by Patricia L. Dysart, Associate General Counsel and Assistant Vice President of GE Life & Annuity. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on matters relating to the Federal securities laws.

EXPERTS

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999, and the financial statements of GE Life & Annuity Separate Account II, as of December 31, 1999 and for each of the years or lesser periods in the three-year period ended December 31, 1999, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The report of KPMG LLP dated January 21, 2000 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains an explanatory paragraph that states that the Company changed its method of accounting for insurance-related assessments in 1999.

ACTUARIAL MATTERS

Actuarial matters included in this Prospectus have been examined by Paul Haley, an actuary of GE Life & Annuity, whose opinion we filed as an exhibit to the registration statement.

FINANCIAL STATEMENTS

You should distinguish the consolidated financial statements of GE Life & Annuity and subsidiary included in this prospectus from the financial statements of Separate Account II. Please consider the financial statements of GE Life & Annuity only as bearing on our ability to meet our obligations under the Policies. You should not consider the financial statements of GE Life & Annuity and subsidiary as affecting the investment performance of the assets held in Separate Account II.

EXECUTIVE OFFICERS AND DIRECTORS

We are managed by a board of directors. The following table sets forth the name, address and principal occupations during the past five years of each of our executive officers and directors.

                           Positions and Offices with Depositor for Last Five
 Name                                             Years
-------------------------------------------------------------------------------
 Michael D. Fraizer      Chairman of the Board and Chief Executive Officer of
                         GE Financial Assurance since 1996; President of GE
                         Capital Commerical Real Estate. 1993-1996.
 Pamela S. Schutz        President, GE Life & Annuity since 5/98; President of
                         The Harvest Life Insurance Company 9/97-12/98;
                         President, GE Capital Realty Group 2/78-5/97. Senior
                         Vice President, Investments GE Life & Annuity since
                         1999; Director, GE Life & Annuity, 5/96; Director,
                         GNA, 4/94.
 Selwyn L. Flournoy, Jr. Director, GE Life & Annuity since 5/89; Senior Vice
                         President, GE Life & Annuity, since 1980; Chief
                         Financial Officer 1980-1998
 Victor C. Moses         Senior Vice President, Investments GE Life & Annuity
                         since 1999; Director GE Life & Annuity, 5/96;
                         Director, GNA since 4/94; Senior Vice President,
                         Business Development and Chief Actuary of GNA since
                         May, 1993.
 Thomas M. Stinson       Director and Senior Vice President, GE Life and
                         Annuity Assurance Company, since 4/00. President;
                         Personal Financial Services, General Manager, Home
                         Depot Credit Card Services 1996-1999.
 Leon E. Roday           Senior Vice President & Director, GE Life & Annuity
                         since 6/99; Senior Vice President & Director, GE
                         Financial Assurance since 1996. LeBoeuf, Lamb, Greene
                         & MacRae, L.L.P. 1982-1996.
 Geoffrey S. Stiff       Senior Vice President, GE Life & Annuity, since 3/99;
                         Director, GE Life & Annuity, since 5/96; Vice
                         President, GE Life & Annuity 5/96-3/99; Director of
                         GNA since April, 1994; Senior Vice President, Chief
                         Financial Officer and Treasurer of GNA since May,
                         1993; Senior Vice President, Controller and Treasurer
                         of GNA Investors Trust since 1993.
 Donita M. King          Senior Vice President, General Counsel and Secretary,
                         GE Life & Annuity since 3/99; Assistant General
                         Counsel, Prudential Insurance Company of America,
                         3/89-3/99.
 Richard P. McKenny      Manager of Finance since 10/96, GE Financial
                         Assurance/GE Life and Annuity Assurance Company; Chief
                         Financial Officer since 10/98; GE Capital Audit Staff
                         Manager, 8/95-10/96; GE Corporate Audit Staff, 7/93-
                         8/95.
 Gary T. Prizzia         Treasurer, GE Life and Annuity Assurance/GE Financial
                         Assurance Company since 1/00. Treasurer/Risk Manager,
                         Budapest Bank, 10/96-01/00.
 Kelly L. Groh           Vice President and Controller/Sr. Finance Analyst, GE
                         Life and Annuity Assurance Company since 3/96; Staff
                         Accountant, Price Waterhouse, 9/90-3/96.

The principal business address of each person listed, unless otherwise indicated, is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230.

The principal business address for Mr. Fraizer and Mr. Roday is GE Life and Annuity Assurance Company, 6604 W. Broad Street, Richmond, Virginia 23230.

The principal business address for Mr. Stinson is GE Life and Annuity Assurance Company, 6630 W. Broad Street, Richmond, Virginia 23230.

The principal business address for Mr. Prizzia is GE Life and Annuity Assurance Company, 6620 W. Broad Street, Richmond, Virginia 23230.

The principal business address for Mr. Moses is GNA Corporation, Two Union Square, 601 Union Street, Seattle, WA 98101.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about Separate Account II, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Hypothetical Illustrations


We have included illustrations in this prospectus, and use them in connection with your purchase of the Policy. These illustrations are based on hypothetical rates of return that are not guaranteed. The rates are illustrative only, and do not represent past or future performance. Your actual Policy values and benefits will be different from these illustrations.

The illustrations assume you paid planned premiums annually and the return on the assets in the Investment Subdivisions were a uniform gross annual rate of 0%, 6% or 12%, before deduction of any fees and charges. The values reflect the deduction of all Policy and Fund fees and charges. The tables also show planned premiums accumulated at 5% interest. The values under a Policy would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return used in the illustrations.

The illustrations assume an average annual expense ratio of .78% of the average daily net assets of the Funds available under the Policies, based on the Funds' fees and expenses for the year ended December 31, 1999 as shown in the Portfolio Annual Expense Table, above. (These fees and expenses, and therefore the illustrations, reflect certain fee waivers and reimbursements provided by some of the Funds. We cannot guarantee that these fee waivers and reimbursements will continue.) For information on Fund fees and expenses, see the prospectus for the Funds accompanying this prospectus. The illustrations also take into account the charge by us to an Investment Subdivision for assuming mortality and expense risks, made daily at an annual rate of .70% of the net assets of the Investment Subdivision. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6% and 12%, correspond to approximate net annual rates of -1.48%, 4.52% and 10.52%, respectively.

The illustrations reflect the monthly deduction for the hypothetical Insured. We reflect our current charges and the higher guaranteed charges that we have the contractual right to charge in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for Federal or state income taxes are currently made against Separate Account II and assume no Policy Debt or charges for supplemental benefits.

The illustrations reflect our sex distinct rates for non-smokers. Upon request, we will furnish a comparable illustration based upon the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated.

Flexible Premium
Variable Life Insurance

Male Issue Age 45                      Initial Specified Amount       $250,000
Preferred Nonsmoker Underwriting Risk  Initial Premium and Planned    $ 13,000
Death Benefit Option A                 Premium (Payable Annually) (1)

                                                                                 12% Assumed
                     0% Assumed Hypothetical   6% Assumed Hypothetical       Hypothetical Gross
                     Gross Annual Investment   Gross Annual Investment    Annual Investment Return
         Premiums      Return with Maximum       Return with Maximum             with Maximum
        Accumulated      Charges (2)(3)            Charges (2)(3)              Charges (2)(3)
End of     At 5%    ------------------------- ------------------------- -----------------------------
Policy   Interest   Surrender  Cash    Death  Surrender  Cash    Death  Surrender   Cash      Death
 Year    Per Year     Value    Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
-----------------------------------------------------------------------------------------------------
1           13,650     8,950   11,202 261,202    9,659   11,912 261,912    10,370    12,622   262,622
2           27,983    19,920   22,172 272,172   22,041   24,293 274,293    24,248    26,501   276,501
3           43,032    30,655   32,908 282,908   34,908   37,160 287,160    39,511    41,763   291,763
4           58,833    41,155   43,408 293,408   48,277   50,529 300,529    56,297    58,549   308,549
5           75,425    51,413   53,665 303,665   62,161   64,413 314,413    74,757    77,009   327,009
6           92,846    61,655   63,680 313,680   76,805   78,830 328,830    95,289    97,314   347,314
7          111,138    71,637   73,437 323,437   91,986   93,786 343,786   117,838   119,638   369,638
8          130,345    81,348   82,923 332,923  107,713  109,288 359,288   142,602   144,177   394,177
9          150,513    90,777   92,127 342,127  123,994  125,344 375,344   169,797   171,147   421,147
10         171,688    99,906  101,031 351,031  140,832  141,957 391,957   199,656   200,781   450,781
15         294,547   140,589  140,589 390,589  233,625  233,625 483,625   399,078   399,078   649,078
20         451,350   169,927  169,927 419,927  339,520  339,520 589,520   716,427   716,427   966,427
25         651,475   184,351  184,351 434,351  456,937  456,937 706,937 1,223,062 1,223,062 1,473,062
30         906,890   176,208  176,208 426,208  578,845  578,845 828,845 2,030,993 2,030,993 2,280,993
35       1,232,872   131,923  131,923 381,923  688,954  688,954 938,954 3,317,016 3,317,016 3,567,016
-----------------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $13,000 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING PREVAILING INTEREST RATES, RATES OF INFLATION, AND THE ALLOCATIONS MADE BY AN OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6%, AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.48%, 4.52%, AND 10.52%. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY GE LIFE & ANNUITY OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Flexible Premium
Variable Life Insurance


Male Issue Age 45                      Initial Specified Amount       $250,000
Preferred Nonsmoker Underwriting Risk  Initial Premium and Planned
Death Benefit Option A                 Premium (Payable Annually) (1)  $13,000

                     0% Assumed Hypothetical    6% Assumed Hypothetical    12% Assumed Hypothetical Gross
                     Gross Annual Investment    Gross Annual Investment          Annual Investment
         Premiums      Return with Current        Return with Current           Return with Current
        Accumulated      Charges (2)(3)             Charges (2)(3)                 Charges (2)(3)
End of     At 5%    ------------------------- --------------------------- --------------------------------
Policy   Interest   Surrender  Cash    Death  Surrender  Cash     Death   Surrender               Death
 Year    Per Year     Value    Value  Benefit   Value    Value   Benefit    Value    Cash Value  Benefit
----------------------------------------------------------------------------------------------------------
 1          13,650     9,435   11,687 261,687   10,167   12,420   262,420     10,900     13,153    263,153
 2          27,983    20,970   23,223 273,223   23,171   25,423   275,423     25,460     27,712    277,712
 3          43,032    32,285   34,537 284,537   36,710   38,962   288,962     41,497     43,749    293,749
 4          58,833    43,376   45,628 295,628   50,803   53,055   303,055     59,162     61,414    311,414
 5          75,425    54,240   56,493 306,493   65,468   67,721   317,721     78,618     80,871    330,871
 6          92,846    65,115   67,140 317,140   80,967   82,992   332,992    100,290    102,315    352,315
 7         111,138    75,768   77,568 327,568   97,088   98,888   348,888    124,149    125,949    375,949
 8         130,345    86,190   87,765 337,765  113,850  115,425   365,425    150,413    151,988    401,988
 9         150,513    96,381   97,731 347,731  131,276  132,626   382,626    179,331    180,681    430,681
 10        171,688   106,329  107,454 357,454  149,382  150,507   400,507    211,167    212,292    462,292
 15        294,547   154,438  154,438 404,438  253,332  253,332   503,332    428,413    428,413    678,413
 20        451,350   196,708  196,708 446,708  380,134  380,134   630,134    783,204    783,204  1,033,204
 25        651,475   231,986  231,986 481,986  533,811  533,811   783,811  1,363,184  1,363,184  1,613,184
 30        906,890   258,283  258,283 508,283  718,109  718,109   968,109  2,311,233  2,311,233  2,561,233
 35      1,232,872   273,048  273,048 523,048  937,030  937,030 1,187,030  3,862,565  3,862,565  4,112,565
----------------------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $13,000 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.48%, 4.52%, and 10.52%. The Death Benefit and Account Value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium
Variable Life Insurance


Male Issue Age 45                      Initial Specified Amount       $250,000
Preferred Nonsmoker Underwriting Risk  Initial Premium and Planned
Death Benefit Option B                 Premium (Payable Annually) (1)   $4,750

                    0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                    Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums     Return with Maximum       Return with Maximum         Return with Maximum
        Accumulated      Charges (2)(3)           Charges (2)(3)              Charges (2)(3)
End of     At 5%    ------------------------ ------------------------- -----------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender   Cash      Death
 Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
----------------------------------------------------------------------------------------------------
 1          4,988     1,242    3,494 250,000    1,482    3,734 250,000     1,722     3,975   250,000
 2         10,224     4,630    6,883 250,000    5,331    7,583 250,000     6,061     8,313   250,000
 3         15,723     7,912   10,164 250,000    9,297   11,550 250,000    10,800    13,053   250,000
 4         21,497    11,085   13,337 250,000   13,384   15,637 250,000    15,983    18,235   250,000
 5         27,559    14,143   16,395 250,000   17,592   19,844 250,000    21,650    23,903   250,000
 6         33,925    17,312   19,337 250,000   22,151   24,176 250,000    28,083    30,108   250,000
 7         40,608    20,350   22,150 250,000   26,826   28,626 250,000    35,101    36,901   250,000
 8         47,626    23,248   24,823 250,000   31,613   33,188 250,000    42,761    44,336   250,000
 9         54,995    25,995   27,345 250,000   36,509   37,859 250,000    51,131    52,481   250,000
 10        62,732    28,577   29,702 250,000   41,507   42,632 250,000    60,282    61,407   250,000
 15       107,623    38,616   38,616 250,000   67,955   67,955 250,000   121,345   121,345   250,000
 20       164,916    41,033   41,033 250,000   95,339   95,339 250,000   221,667   221,667   270,433
 25       238,039    32,251   32,251 250,000  123,825  123,825 250,000   386,572   386,572   448,424
 30       331,364     1,883    1,883 250,000  152,871  152,871 250,000   652,571   652,571   698,251
 35       450,473         *        *       *  182,879  182,879 250,000 1,086,904 1,086,904 1,141,250
----------------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the policy in effect.

(1) The values illustrated assume that the planned premium of $4,750 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.48%, 4.52%, and 10.52%. The Death Benefit and Account Value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium
Variable Life Insurance

Male Issue Age 45                      Initial Specified Amount       $250,000
Preferred Nonsmoker Underwriting Risk  Initial Premium and Planned
Death Benefit Option B                 Premium (Payable Annually) (1)   $4,750

                    0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                    Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums     Return with Current       Return with Current         Return with Current
        Accumulated      Charges (2)(3)           Charges (2)(3)              Charges (2)(3)
End of     At 5%    ------------------------ ------------------------- -----------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender   Cash      Death
 Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
----------------------------------------------------------------------------------------------------
 1          4,988     1,561    3,813 250,000    1,814    4,066 250,000     2,067     4,320   250,000
 2         10,224     5,349    7,602 250,000    6,098    8,350 250,000     6,877     9,130   250,000
 3         15,723     9,043   11,296 250,000   10,538   12,790 250,000    12,157    14,409   250,000
 4         21,497    12,640   14,893 250,000   15,137   17,389 250,000    17,952    20,205   250,000
 5         27,559    16,137   18,389 250,000   19,900   22,152 250,000    24,318    26,570   250,000
 6         33,925    19,769   21,794 250,000   25,070   27,095 250,000    31,551    33,576   250,000
 7         40,608    23,305   25,105 250,000   30,423   32,223 250,000    39,490    41,290   250,000
 8         47,626    26,735   28,310 250,000   35,961   37,536 250,000    48,206    49,781   250,000
 9         54,995    30,061   31,411 250,000   41,692   43,042 250,000    57,788    59,138   250,000
 10        62,732    33,273   34,398 250,000   47,619   48,744 250,000    68,326    69,451   250,000
 15       107,623    49,282   49,282 250,000   82,232   82,232 250,000   141,179   141,179   250,000
 20       164,916    62,382   62,382 250,000  124,115  124,115 250,000   261,359   261,359   318,858
 25       238,039    71,999   71,999 250,000  176,051  176,051 250,000   458,468   458,468   531,823
 30       331,364    76,763   76,763 250,000  242,472  242,472 259,445   781,303   781,303   835,994
 35       450,473    74,660   74,660 250,000  326,758  326,758 343,096 1,312,506 1,312,506 1,378,132
----------------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $4,750 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.

(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.48%, 4.52%, and 10.52%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              FINANCIAL STATEMENTS

                               December 31, 1999
                  (With Independent Auditors' Report Thereon)

                         Independent Auditors' Report

Policyholders
GE Life & Annuity Separate Account II
 and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account II (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity, Income, U.S. Equity and Premier Growth Equity Funds; the Oppenheimer Variable Account Funds--Bond/VA, Capital Appreciation/VA, Aggressive Growth/VA, High Income/VA and Multiple Strategies/VA Funds; the Variable Insurance Products Fund--Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Federated Insurance Series--American Leaders, High Income Bond and Utility Funds II; the Alger American Fund--Small Capitalization and Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income and Mid Cap Value Funds; and the Salomon Brothers Variable Series Fund Inc.--Strategic Bond, Investors, and Total Return Funds) as of December 31, 1999 and the related statements of operations and changes in net assets for the aforementioned funds and the GE Investments Funds, Inc.--Government Securities Fund; the Oppenheimer Variable Account Funds--Money Fund; the Variable Insurance Products Fund--Money Market and High Income Portfolios; and the Neuberger & Berman Advisers Management Trust--Balanced, Bond and Growth Portfolios, for each of the years or lesser periods in the three-year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account II as of
December 31, 1999 and the results of their operations and changes in their net assets for each of the years or lesser periods in the three-year period then ended in conformity with generally accepted accounting principles.

                                         /s/ KPMG LLP

Richmond, Virginia
February 11, 2000

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statements of Assets and Liabilities
                               December 31, 1999

                                         GE Investments Funds, Inc.
                          --------------------------------------------------------
                                       Money     Total   International Real Estate
                           S&P 500    Market    Return      Equity     Securities
                            Index      Fund      Fund        Fund         Fund
Assets                    ---------- --------- --------- ------------- -----------
Investment in GE
 Investments Funds,
 Inc.,
 at fair value (note 2):
 S&P 500 Index Fund
  (310,476 shares;
  cost -- $6,828,780)...  $8,471,462       --        --         --           --
 Money Market Fund
  (5,406,429 shares;
  cost -- $5,406,429)...         --  5,406,429       --         --           --
 Total Return Fund
  (273,213 shares;
  cost -- $4,144,197)...         --        --  4,333,155        --           --
 International Equity
  Fund (18,342 shares;
  cost -- $228,636).....         --        --        --     265,409          --
 Real Estate Securities
  Fund (38,812 shares;
  cost -- $496,495).....         --        --        --         --       421,890
Receivable from affili-
 ate....................          39     3,435       --           4          --
Receivable for units
 sold...................       2,304       --      4,808        --           --
                          ---------- --------- ---------    -------      -------
 Total assets...........   8,473,805 5,409,864 4,337,963    265,413      421,890
                          ========== ========= =========    =======      =======
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       4,515    20,599    19,009      1,476        1,120
Payable for units with-
 drawn..................         --     22,363       --         --           --
                          ---------- --------- ---------    -------      -------
 Total liabilities......       4,515    42,962    19,009      1,476        1,120
                          ---------- --------- ---------    -------      -------
Net assets attributable
 to variable life poli-
 cyholders..............  $8,469,290 5,366,902 4,318,954    263,937      420,770
                          ========== ========= =========    =======      =======
Outstanding units: Type
 I (note 2).............      85,301   130,474   102,066      5,973       18,975
                          ========== ========= =========    =======      =======
Net asset value per
 unit: Type I...........  $    63.03     17.74     39.97      19.15        15.14
                          ========== ========= =========    =======      =======
Outstanding units: Type
 II (note 2)............      49,069   172,057     5,989      7,809        8,817
                          ========== ========= =========    =======      =======
Net asset value per
 unit: Type II..........  $    63.03     17.74     39.97      19.15        15.14
                          ========== ========= =========    =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

                                        GE Investments Funds, Inc. (continued)
                                        --------------------------------------
                                                                       Premier
                                        Global  Value           U.S.   Growth
                                        Income Equity  Income  Equity  Equity
                                         Fund   Fund    Fund    Fund    Fund
Assets                                  ------ ------- ------- ------- -------
Investment in GE Investments Funds,
 Inc.,
 at fair value (note 2):
 Global Income Fund (9,097 shares;
  cost -- $90,968)..................... 87,238     --      --      --      --
 Value Equity Fund (34,520 shares;
  cost -- $511,771)....................    --  545,075     --      --      --
 Income Fund (35,663 shares;
  cost -- $433,590)....................    --      --  410,485     --      --
 U.S. Equity Fund (5,739 shares;
  cost -- $207,529)....................    --      --      --  217,499     --
 Premier Growth Equity Fund (1,537
  shares;
  cost -- $122,937)....................    --      --      --      --  136,222
Receivable from affiliate..............    --      --      --        5     --
Receivable for units sold..............    --    7,715     --    2,417   1,491
                                        ------ ------- ------- ------- -------
 Total assets.......................... 87,238 552,790 410,485 219,921 137,713
                                        ------ ------- ------- ------- -------
Liabilities
Accrued expenses payable to affiliate
 (note 3)..............................    969   1,447   3,897      58      38
Payable for units withdrawn............    --      --      --      --      --
                                        ------ ------- ------- ------- -------
 Total liabilities.....................    969   1,447   3,897      58      38
                                        ------ ------- ------- ------- -------
Net assets attributable to variable
 life policyholders.................... 86,269 551,343 406,588 219,863 137,675
                                        ====== ======= ======= ======= =======
Outstanding units: Type I (note 2).....  3,856   9,075  36,722   1,934   5,433
                                        ====== ======= ======= ======= =======
Net asset value per unit: Type I.......  10.64   16.28   10.51   12.72   11.80
                                        ====== ======= ======= ======= =======
Outstanding units: Type II (note 2)....  4,252  24,791   1,964  15,350   6,234
                                        ====== ======= ======= ======= =======
Net asset value per unit: Type II......  10.64   16.28   10.51   12.72   11.80
                                        ====== ======= ======= ======= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

                                    Oppenheimer Variable Account Funds
                           -----------------------------------------------------
                                      Capital    Aggressive   High     Multiple
                             Bond   Appreciation   Growth    Income   Strategies
                           Fund/VA    Fund/VA     Fund/VA    Fund/VA   Fund/VA
Assets                     -------- ------------ ---------- --------- ----------
Investment in Oppenheimer
 Variable Account Funds,
 at fair value (note 2):
 Bond Fund/VA (55,499
  shares; cost --
  $649,645)..............  $639,345        --          --         --       --
 Capital Appreciation
  Fund/VA (99,736 shares;
  cost --$3,135,504) ....       --   4,970,851         --         --       --
 Aggressive Growth
  Fund/VA (80,773 shares;
  cost -- $3,362,953)....       --         --    6,648,456        --       --
 High Income Fund/VA
  (196,976 shares; cost
  -- $2,165,842).........       --         --          --   2,111,584      --
 Multiple Strategies
  Fund/VA (56,173 shares;
  cost -- $886,784)......       --         --          --         --   980,781
Receivable for units
 sold....................       107      2,689         397      2,229       31
                           --------  ---------   ---------  ---------  -------
 Total assets............   639,452  4,973,540   6,648,853  2,113,813  980,812
                           ========  =========   =========  =========  =======
Liabilities
Accrued expenses payable
 to affiliate (note 3)...     1,428      2,533       4,363      1,497    1,382
Payable for units with-
 drawn...................       --         --          --         --       --
                           --------  ---------   ---------  ---------  -------
 Total liabilities.......     1,428      2,533       4,363      1,497    1,382
                           --------  ---------   ---------  ---------  -------
Net assets attributable
 to variable life
 policyholders...........  $638,024  4,971,007   6,644,490  2,112,316  979,430
                           ========  =========   =========  =========  =======
Outstanding units: Type I
 (note 2)................    19,007     59,418      75,801     52,113   23,951
                           ========  =========   =========  =========  =======
Net asset value per unit:
 Type I..................  $  23.26      73.02       82.81      35.44    34.73
                           ========  =========   =========  =========  =======
Outstanding units: Type
 II (note 2).............     8,423      8,659       4,437      7,489    4,250
                           ========  =========   =========  =========  =======
Net asset value per unit:
 Type II.................  $  23.26      73.02       82.81      35.44    34.73
                           ========  =========   =========  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

                                                              Variable Insurance    Variable Insurance
                           Variable Insurance Products Fund    Products Fund II      Products Fund III
                          ---------------------------------- -------------------- -----------------------
                            Equity-                            Asset              Growth &     Growth
                            Income      Growth     Overseas   Manager  Contrafund  Income   Opportunities
                           Portfolio   Portfolio  Portfolio  Portfolio Portfolio  Portfolio   Portfolio
Assets                    ----------- ----------- ---------- --------- ---------- --------- -------------
Investment in Variable
 Insurance Products
 Fund, at fair value
 (note 2):
 Equity-Income Portfolio
  (268,605 shares; cost
  -- $6,047,295)........  $ 6,905,846         --         --        --        --        --          --
 Growth Portfolio
  (188,985 shares;
  cost -- $7,350,078)...          --   10,380,964        --        --        --        --          --
 Overseas Portfolio
  (105,202 shares; cost
  -- $2,041,700)........          --          --   2,886,747       --        --        --          --
Investment in Variable
 Insurance Products Fund
 II, at fair value (note
 2):
 Asset Manager Portfolio
  (266,306 shares; cost
  -- $4,258,773)........          --          --         --  4,971,925       --        --          --
 Contrafund Portfolio
  (171,186 shares;
  cost -- $3,897,646)...          --          --         --        --  4,990,060       --          --
Investment in Variable
 Insurance Product Fund
 III, at fair value
 (note 2):                        --          --         --        --        --        --          --
 Growth & Income
  Portfolio (48,408
  shares; cost --
  $757,158).............          --          --         --        --        --    837,454         --
 Growth Opportunities
  Portfolio (19,469
  shares; cost --
  $413,198).............          --          --         --        --        --        --      450,697
Receivable for units
 sold...................        4,961       2,466        632       845       738        97          49
                          ----------- ----------- ---------- --------- ---------   -------     -------
 Total assets...........    6,910,807  10,383,430  2,887,379 4,972,770 4,990,798   837,551     450,746
                          =========== =========== ========== ========= =========   =======     =======
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        5,002       4,772      2,072     2,570     4,079     1,502       1,297
Payable for units with-
 drawn..................          --          --         --        --        --        --          --
                          ----------- ----------- ---------- --------- ---------   -------     -------
 Total liabilities......        5,002       4,772      2,072     2,570     4,079     1,502       1,297
                          ----------- ----------- ---------- --------- ---------   -------     -------
Net assets attributable
 to variable life
 policyholders..........  $ 6,905,805  10,378,658  2,885,307 4,970,200 4,986,719   836,049     449,449
                          =========== =========== ========== ========= =========   =======     =======
Outstanding units: Type
 I (note 2).............      134,499     115,121     71,868   151,835   109,523    15,603      15,681
                          =========== =========== ========== ========= =========   =======     =======
Net asset value per
 unit: Type I...........  $     47.09       81.17      38.13     32.09     33.05     17.33       15.80
                          =========== =========== ========== ========= =========   =======     =======
Outstanding units: Type
 II (note 2)............       12,153      12,742      3,803     3,048    41,361    32,640      12,765
                          =========== =========== ========== ========= =========   =======     =======
Net asset value per
 unit: Type II..........  $     47.09       81.17      38.13     32.09     33.05     17.33       15.80
                          =========== =========== ========== ========= =========   =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

                                                                                  PBHG Insurance
                           Federated Insurance Series    Alger American Fund     Series Fund, Inc.
                          ---------------------------- ------------------------ -------------------
                                                                                  PBHG
                          American    High                 Small                Large Cap   PBHG
                          Leaders  Income Bond Utility Capitalization  Growth    Growth   Growth II
                          Fund II    Fund II   Fund II   Portfolio    Portfolio Portfolio Portfolio
Assets                    -------- ----------- ------- -------------- --------- --------- ---------
Investments in Federated
 Insurance Series, at
 fair value (note 2):
 American Leaders Fund
  II
  (28,878 shares; cost
  -- $593,008)..........  $601,248       --        --          --           --       --        --
 High Income Bond Fund
  II
  (31,144 shares; cost
  -- $326,009)..........       --    318,914       --          --           --       --        --
 Utility Fund II
  (26,481 shares; cost
  -- $354,673)..........       --        --    380,008         --           --       --        --
Investment in Alger
 American, at fair value
 (note 2):
 Small Capitalization
  Portfolio
  (41,921 shares; cost
  -- $1,831,455)........       --        --        --    2,311,918          --       --        --
 Growth Portfolio
  (50,009 shares; cost
  -- $2,728,747)........       --        --        --          --     3,219,551      --        --
Investment in PBHG
 Insurance Series Fund,
 Inc., at fair value
 (note 2):
 PBHG Large Cap Growth
  Portfolio
  (7,767 shares; cost --
  $112,571).............       --        --        --          --           --   198,139       --
 PBHG Growth II Portfo-
  lio
  (12,303 shares; cost
  -- $193,670)..........       --        --        --          --           --       --    283,587
Receivable from affili-
 ate....................       --        --          1         --           --       --         11
Receivable for units
 sold...................       --        --         24      15,660        9,223      --        570
                          --------   -------   -------   ---------    ---------  -------   -------
 Total assets...........   601,248   318,914   380,033   2,327,578    3,228,774  198,139   284,168
                          ========   =======   =======   =========    =========  =======   =======
Liabilities
Accrued expenses payable
 to affiliate
 (note 3)...............     1,335     1,180       642       3,005        2,319    2,163     2,329
Payable for units with-
 drawn..................       --        --        --          --           --       --        --
                          --------   -------   -------   ---------    ---------  -------   -------
 Total liabilities......     1,335     1,180       642       3,005        2,319    2,163     2,329
                          --------   -------   -------   ---------    ---------  -------   -------
Net assets attributable
 to variable life
 policyholders..........  $599,913   317,734   379,391   2,324,573    3,226,455  195,976   281,839
                          ========   =======   =======   =========    =========  =======   =======
Outstanding units: Type
 I (note 2).............    16,635    11,900    12,001     113,855       79,133    5,461     4,820
                          ========   =======   =======   =========    =========  =======   =======
Net asset value per
 unit: Type I...........  $  18.05     15.87     19.55       17.56        26.47    25.04     22.62
                          ========   =======   =======   =========    =========  =======   =======
Outstanding units: Type
 II (note 2)............    16,602     8,121     7,406      18,524       42,758    2,366     7,640
                          ========   =======   =======   =========    =========  =======   =======
Net asset value per
 unit: Type II..........  $  18.05     15.87     19.55       17.56        26.47    25.04     22.62
                          ========   =======   =======   =========    =========  =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

                                                       Janus Aspen Series
                          -----------------------------------------------------------------------------
                          Aggressive           Worldwide           Flexible  International   Capital
                            Growth    Growth    Growth   Balanced   Income      Growth     Appreciation
                          Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio
                          ---------- --------- --------- --------- --------- ------------- ------------
Assets
Investment in Janus
 Aspen Series, at fair
 value (note 2):
 Aggressive Growth Port-
  folio
  (143,167 shares;
  cost -- $4,864,207)...  $8,545,625       --        --        --       --           --           --
 Growth Portfolio
  (206,232 shares;
  cost -- $4,779,113)...         --  6,939,716       --        --       --           --           --
 Worldwide Growth Port-
  folio
  (201,797 shares;
  cost -- $5,372,653)...         --        --  9,635,806       --       --           --           --
 Balanced Portfolio
  (84,084 shares;
  cost -- $1,751,502)...         --        --        --  2,347,630      --           --           --
 Flexible Income Portfo-
  lio
  (17,825 shares; cost
  -- $211,588)..........         --        --        --        --   203,559          --           --
 International Growth
  Portfolio
  (59,726 shares;
  cost -- $1,352,720)...         --        --        --        --       --     2,309,613          --
 Capital Appreciation
  Portfolio
  (66,811 shares;
  cost -- $1,656,707)...         --        --        --        --       --           --     2,216,124
Receivable from affili-
 ate....................         --        --         27       --       --            10          --
Receivable for units
 sold...................       3,499    17,184     1,809     1,674      --            56        8,813
                          ---------- --------- --------- ---------  -------    ---------    ---------
 Total assets...........   8,549,124 6,956,900 9,637,642 2,349,304  203,559    2,309,679    2,224,937
                          ========== ========= ========= =========  =======    =========    =========
Liabilities
Accrued expenses payable
 to affiliate
 (note 3)...............      11,162     3,056     4,354     1,959    1,198        2,489        9,403
Payable for units with-
 drawn..................         --        --        --        --       --           --           --
                          ---------- --------- --------- ---------  -------    ---------    ---------
 Total liabilities......      11,162     3,056     4,354     1,959    1,198        2,489        9,403
                          ---------- --------- --------- ---------  -------    ---------    ---------
Net assets attributable
 to variable life
 policyholders..........  $8,537,962 6,953,844 9,633,288 2,347,345  202,361    2,307,190    2,215,534
                          ========== ========= ========= =========  =======    =========    =========
Outstanding units: Type
 I (note 2).............     119,651   150,399   192,606    63,165    5,993       34,317       22,233
                          ========== ========= ========= =========  =======    =========    =========
Net asset value per
 unit: Type I...........  $    51.75     34.92     39.95     24.98    13.82        29.06        32.74
                          ========== ========= ========= =========  =======    =========    =========
Outstanding units: Type
 II (note 2)............      45,333    48,738    48,527    30,804    8,649       45,077       45,437
                          ========== ========= ========= =========  =======    =========    =========
Net asset value per
 unit: Type II..........  $    51.75     34.92     39.95     24.98    13.82        29.06        32.74
                          ========== ========= ========= =========  =======    =========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

                                     Goldman Sachs
                                   Variable Insurance      Salomon Brothers
                                         Trust        Variable Series Fund Inc.
                                   ------------------ --------------------------
                                   Growth and Mid Cap Strategic           Total
                                     Income    Value    Bond    Investors Return
                                      Fund     Fund     Fund      Fund     Fund
                                   ---------- ------- --------- --------- ------
Assets
Investment in Goldman Sachs Vari-
 able Insurance Trust
 at fair value (note 2):
 Growth and Income Fund (1,957
  shares; cost -- $21,040).......   $21,313       --      --        --      --
 Mid Cap Value Fund (52,976
  shares; cost -- $446,381)......       --    446,055     --        --      --
Investment in Salomon Brothers
 Variable Series Fund Inc.
 at fair value (note 2):
 Strategic Bond Fund (5,753
  shares; cost -- $57,478).......       --        --   55,570       --      --
 Investors Fund (809 shares; cost
  -- $9,604).....................       --        --      --      9,889     --
 Total Return Fund (110 shares;
  cost -- $1,159)................       --        --      --        --    1,122
Receivable from affiliate........         1        12     --        --      --
Receivable for units sold........       --     15,263     --        --      --
                                    -------   -------  ------     -----   -----
 Total assets....................    21,314   461,330  55,570     9,889   1,122
                                    =======   =======  ======     =====   =====
Liabilities
Accrued expenses payable to af-
 filiate (note 3)................         6       118      16         1     --
Payable for units withdrawn......       --        --      --        --      --
                                    -------   -------  ------     -----   -----
 Total liabilities...............         6       118      16         1     --
                                    -------   -------  ------     -----   -----
Net assets attributable to vari-
 able life policyholders.........   $21,308   461,212  55,554     9,888   1,122
                                    =======   =======  ======     =====   =====
Outstanding units: Type I (note
 2)..............................       --     47,242     --        111     103
                                    =======   =======  ======     =====   =====
Net asset value per unit: Type
 I...............................   $  9.30      8.45   10.22     13.48   10.69
                                    =======   =======  ======     =====   =====
Outstanding units: Type II (note
 2)..............................     2,291     7,339   5,436       623       2
                                    =======   =======  ======     =====   =====
Net asset value per unit: Type
 II..............................   $  9.30      8.45   10.22     13.48   10.69
                                    =======   =======  ======     =====   =====


                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                            Statements of Operations

                                            GE Investments Funds, Inc.
                                   --------------------------------------------
                                                                  Government
                                        S&P 500 Index Fund      Securities Fund
                                   ---------------------------- ---------------
                                     Year ended December 31,     Period ended
                                   ----------------------------  December 11,
                                      1999      1998     1997        1997
                                   ---------- --------- ------- ---------------
Investment income:
 Income -- Ordinary dividends....  $   60,042    43,701  40,894        --
 Expenses -- Mortality and
  expense risk charges --
  Type I (note 3)................      35,117    26,008  17,405      2,085
 Expenses -- Mortality and
  expense risk charges --
  Type II (note 3)...............      13,313     1,383     --         --
                                   ---------- --------- -------     ------
Net investment income (expense)..      11,612    16,310  23,489     (2,085)
                                   ---------- --------- -------     ------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss)........     367,307   200,588  18,179      1,254
 Unrealized appreciation (depre-
  ciation) on investments........     797,281   637,587 504,771     18,064
 Capital gain distributions......      82,915   154,941  48,005        --
                                   ---------- --------- -------     ------
Net realized and unrealized gain
 (loss) on investments...........   1,247,503   993,116 570,955     19,318
                                   ---------- --------- -------     ------
Increase (decrease) in net assets
 from operations.................  $1,259,115 1,009,426 594,444     17,233
                                   ========== ========= =======     ======

                              GE Investments Funds, Inc. (continued)
                         ----------------------------------------------------
                            Money Market Fund           Total Return Fund
                         --------------------------  ------------------------
                         Year ended December 31,     Year ended December 31,
                         --------------------------  ------------------------
                          1999     1998      1997     1999    1998     1997
                         -------  -------  --------  ------- -------  -------
Investment income:
 Income -- Ordinary div-
  idends................ 261,216  161,959   107,705   87,229 207,758   86,792
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......  20,306   18,144    13,717   28,286  26,094   24,218
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......  17,608    2,862       --     1,377     212      --
                         -------  -------  --------  ------- -------  -------
Net investment income
 (expense).............. 223,302  140,953    93,988   57,566 181,452   62,574
                         -------  -------  --------  ------- -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       3      517   298,840   10,066 (62,109) (54,073)
 Unrealized appreciation
  (depreciation) on in-
  vestments.............      (3)    (517) (300,439) 319,427 423,954  123,159
 Capital gain distribu-
  tions.................     --       --        --   102,400     --   370,006
                         -------  -------  --------  ------- -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........     --       --     (1,599) 431,893 361,845  439,092
                         -------  -------  --------  ------- -------  -------
Increase (decrease) in
 net assets from opera-
 tions.................. 223,302  140,953    92,389  489,459 543,297  501,666
                         =======  =======  ========  ======= =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------
                           International Equity            Real Estate
                                   Fund                  Securities Fund
                         -------------------------  ---------------------------
                         Year ended December 31,     Year ended December 31,
                         -------------------------  ---------------------------
                           1999     1998    1997      1999      1998     1997
                         --------  ------- -------  --------  --------  -------
Investment income:
 Income -- Ordinary
  dividends............. $    669    5,942     685    23,112    13,488    7,238
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......      792      638     399     2,004     1,772      814
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......      531       10     --        839       117      --
                         --------  ------- -------  --------  --------  -------
Net investment income
 (expense)..............     (654)   5,294     286    20,269    11,599    6,424
                         --------  ------- -------  --------  --------  -------
Net realized and
 unrealized (loss) gain
 on investments:
 Net realized gain
  (loss)................    5,881       93     654   (14,908)  (13,410)   2,800
 Unrealized appreciation
  (depreciation) on
  investments...........   34,706    8,003  (5,290)  (10,218)  (64,135)  (2,725)
 Capital gain distribu-
  tions.................   16,048      --    7,881     1,216    12,450   13,442
                         --------  ------- -------  --------  --------  -------
Net realized and
 unrealized (loss) gain
 on investments.........   56,635    8,096   3,245   (23,910)  (65,095)  13,517
                         --------  ------- -------  --------  --------  -------
Increase (decrease) in
 net assets from
 operations............. $ 55,981   13,390   3,531    (3,641)  (53,496)  19,941
                         ========  ======= =======  ========  ========  =======

                               GE Investments Funds, Inc. (continued)
                         -----------------------------------------------------
                            Global Income Fund          Value Equity Fund
                         -------------------------- --------------------------
                                       Period from                 Period from
                          Year ended     June 18,    Year ended     June 17,
                         December 31,    1997 to    December 31,     1997 to
                         ------------- December 31, -------------  December 31
                          1999   1998      1997      1999   1998      1997
                         ------  ----- ------------ ------ ------  -----------
Investment income:
 Income -- Ordinary
  dividends.............  1,257  2,016      424      4,044  1,033       16
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......    258    352       30        824    270       17
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......    141      2      --       1,482    256      --
                         ------  -----     ----     ------ ------      ---
Net investment income
 (expense)..............    858  1,662      394      1,738    507       (1)
                         ------  -----     ----     ------ ------      ---
Net realized and
 unrealized (loss) gain
 on investments:
 Net realized gain
  (loss)................   (128) 3,656       35     14,236   (305)      (9)
 Unrealized appreciation
  (depreciation) on
  investments........... (4,715) 1,314     (329)    22,084 11,219        1
 Capital gain distribu-
  tions.................     95     84       37        --   5,046       99
                         ------  -----     ----     ------ ------      ---
Net realized and
 unrealized (loss) gain
 on investments......... (4,748) 5,054     (257)    36,320 15,960      (91)
                         ------  -----     ----     ------ ------      ---
Increase (decrease) in
 net assets from
 operations............. (3,890) 6,716      137     38,058 16,467       90
                         ======  =====     ====     ====== ======      ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                        GE Investments Funds, Inc. (continued)
                         ----------------------------------------------------------------------
                                                                                 Premier Growth
                                 Income Fund               U.S. Equity Fund       Equity Fund
                         ----------------------------- ------------------------- --------------
                                          Period from               Period from   Period from
                           Year ended     December 12,     Year       June 10,      June 9,
                          December 31,      1997 to       Ended       1998 to       1999 to
                         ---------------- December 31, December 31, December 31,  December 31,
                           1999     1998      1997         1999         1998          1999
                         --------  ------ ------------ ------------ ------------ --------------
Investment income:
 Income -- Ordinary
  dividends............. $ 21,400  20,775      992         1,122         269            124
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............    2,983   2,899      116            74         --             103
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............       47       3      --            825          47            116
                         --------  ------     ----        ------       -----         ------
Net investment income
 (expense)..............   18,370  17,873      876           223         222            (95)
                         ========  ======     ====        ======       =====         ======
Net realized and
 unrealized (loss) gain
 on investments:
 Net realized gain
  (loss)................      (78)  3,321     (838)        2,835         144            344
 Unrealized appreciation
  (depreciation) on
  investments...........  (28,051)  4,423      523         6,670       3,300         13,285
 Capital gain
  distributions.........      662   3,666      --         10,093         600          4,011
                         --------  ------     ----        ------       -----         ------
Net realized and
 unrealized (loss) gain
 on investments.........  (27,467) 11,410     (315)       19,598       4,044         17,640
                         --------  ------     ----        ------       -----         ------
Increase (decrease) in
 net assets from
 operations............. $ (9,097) 29,283      561        19,821       4,266         17,545
                         ========  ======     ====        ======       =====         ======

                                          Oppenheimer Variable Account Funds
                                         --------------------------------------
                                          Money Fund        Bond Fund/VA
                                         ------------ -------------------------
                                         Period ended Year ended December 31,
                                         December 11, -------------------------
                                             1997       1999     1998    1997
                                         ------------ --------  ------- -------
Investment income:
 Income -- Ordinary dividends..........      $27        21,896    5,253  16,714
 Expenses -- Mortality and expense risk
  charges --
  Type I (note 3)......................        4         3,043    2,541   1,872
 Expenses -- Mortality and expense risk
  charges --
  Type II (note 3).....................      --            683       56     --
                                             ---      --------  ------- -------
Net investment income (expense)........       23        18,170    2,656  14,842
                                             ===      ========  ======= =======
Net realized and unrealized gain on
 investments:
 Net realized gain (loss)..............      --         (1,863)   2,899     276
 Unrealized appreciation (depreciation)
  on investments.......................      --        (29,542)  11,167   5,965
 Capital gain distributions............      --          2,165    4,848     872
                                             ---      --------  ------- -------
Net realized and unrealized gain (loss)
 on investments........................      --        (29,240)  18,914   7,113
                                             ---      --------  ------- -------
Increase (decrease) in net assets from
 operations............................      $23       (11,070)  21,570  21,955
                                             ===      ========  ======= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                             Oppenheimer Variable Account Funds (continued)
                         ----------------------------------------------------------
                         Capital Appreciation Fund/VA   Aggessive Growth Fund/VA
                         ----------------------------------------------------------
                           Year ended December 31,       Year ended December 31,
                         ----------------------------------------------------------
                            1999       1998      1997     1999      1998     1997
                         ----------  --------- ------------------  -------  -------
Investment income:
 Income -- Ordinary
  dividends.............     11,323    18,421    94,465       --     8,230    5,972
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............     24,680    18,337    13,535    30,929   23,326   19,370
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............      2,409       315       --      1,422      306      --
                         ----------  --------  -------- ---------  -------  -------
Net investment income
 (expense)..............    (15,766)     (231)   80,930   (32,351) (15,402) (13,398)
                         ==========  ========  ======== =========  =======  =======
Net realized and
 unrealized gain on
 investments:
 Net realized gain
  (loss)................    205,534    89,327   112,639   393,176   93,644  264,595
 Unrealized appreciation
  (depreciation) on
  investments...........  1,083,816   270,706   226,521 2,690,916  277,402  (89,502)
 Capital gain
  distributions.........    130,214   211,836       --        --    83,215  113,459
                         ----------  --------  -------- ---------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  1,419,564   571,869   339,160 3,084,092  454,261  288,552
                         ----------  --------  -------- ---------  -------  -------
Increase (decrease) in
 net assets from
 operations.............  1,403,798   571,638   420,090 3,051,741  438,859  275,154
                         ==========  ========  ======== =========  =======  =======

                             Oppenheimer Variable Account Funds (continued)
                         ---------------------------------------------------------
                           High Income Fund/VA       Multiple Strategies Fund/VA
                         -------------------------- ------------------------------
                         Year ended December 31,       Year ended December 31,
                         -------------------------- ------------------------------
                           1999     1998     1997     1999      1998       1997
                         --------  -------  ------- --------- ---------  ---------
Investment income:
 Income -- Ordinary
  dividends............. $129,252   37,269  104,862    30,217     6,701     23,583
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......   13,177   12,467    8,770     5,751     5,131      4,459
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......    1,187      111      --        766       150        --
                         --------  -------  ------- --------- ---------  ---------
Net investment income
 (expense)..............  114,888   24,691   96,092    23,700     1,420     19,124
                         ========  =======  ======= ========= =========  =========
Net realized and
 unrealized gain on
 investments:
 Net realized gain
  (loss)................   (9,827)   3,380   11,476    12,030    10,586     26,553
 Unrealized appreciation
  (depreciation) on
  investments...........  (37,389) (81,675)  28,520    16,700    (5,312)    27,703
 Capital gain
  distributions.........      --    45,551      763    43,483    37,972     21,730
                         --------  -------  ------- --------- ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  (47,216) (32,744)  40,759    72,213    43,246     75,986
                         --------  -------  ------- --------- ---------  ---------
Increase (decrease) in
 net assets from
 operations............. $ 67,672   (8,053) 136,851    95,913    44,666     95,110
                         ========  =======  ======= ========= =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                     Variable Insurance Products Fund
                            ---------------------------------------------------
                            Money Market High Income
                             Portfolio    Portfolio   Equity-Income Portfolio
                            ------------ ------------ -------------------------
                            Period ended Period ended Year ended December 31,
                            December 11, December 11, -------------------------
                                1997         1997       1999     1998    1997
                            ------------ ------------ --------  ------- -------
Investment income:
 Income -- Ordinary
  dividends...............    $31,897       14,963     100,754   77,691  57,767
 Expenses -- Mortality and
  expense risk charges --
  Type I (note 3).........      1,948        1,461      46,384   41,459  30,384
 Expenses -- Mortality and
  expense risk charges --
  Type II (note 3)........        --           --        2,894      544     --
                              -------      -------    --------  ------- -------
Net investment income
 (expense)................     29,949       13,502      51,476   35,688  27,383
                              =======      =======    ========  ======= =======
Net realized and
 unrealized gain on
 investments:
 Net realized gain
  (loss)..................        --        41,295     273,786  235,107 125,398
 Unrealized appreciation
  (depreciation) on
  investments.............        --       (23,320)   (193,819)  97,581 539,549
 Capital gain
  distributions...........        --         1,849     224,259  275,448 282,036
                              -------      -------    --------  ------- -------
Net realized and
 unrealized gain (loss) on
 investments..............        --        19,824     304,226  608,136 946,983
                              -------      -------    --------  ------- -------
Increase (decrease) in net
 assets from operations...    $29,949       33,326     355,702  643,824 974,366
                              =======      =======    ========  ======= =======

                            Variable Insurance Products Fund (continued)
                         -------------------------------------------------------
                              Growth Portfolio            Overseas Portfolio
                         -----------------------------  ------------------------
                           Year ended December 31,      Year ended December 31,
                         -----------------------------  ------------------------
                           1999       1998      1997     1999    1998     1997
                         ---------  ---------  -------  ------- -------  -------
Investment income:
 Income -- Ordinary
  dividends.............    17,646     28,150   24,386   32,601  34,556   31,159
 Expenses -- Mortality
  and expense risk
  charges --Type I (note
  3)....................    56,960     42,146   30,276   16,186  13,985   12,638
 Expenses -- Mortality
  and expense risk
  charges --Type II
  (note 3)..............     3,167        138      --       579      19      --
                         ---------  ---------  -------  ------- -------  -------
Net investment income
 (expense)..............   (42,481)   (14,134)  (5,890)  15,836  20,552   18,521
                         =========  =========  =======  ======= =======  =======
Net realized and
 unrealized gain on
 investments:
 Net realized gain
  (loss)................   453,879    728,950  193,439  112,501  98,578   95,087
 Unrealized appreciation
  (depreciation) on
  investments........... 1,452,235    630,736  566,792  685,935  (8,287) (45,710)
 Capital gain
  distributions.........   864,641    675,592  111,094   53,190 103,670  124,634
                         ---------  ---------  -------  ------- -------  -------
Net realized and
 unrealized gain (loss)
 on investments......... 2,770,755  2,035,278  871,325  851,626 193,961  174,011
                         ---------  ---------  -------  ------- -------  -------
Increase (decrease) in
 net assets from
 operations............. 2,728,274  2,021,144  865,435  867,462 214,513  192,532
                         =========  =========  =======  ======= =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                    Variable Insurance Products Fund II
                         --------------------------------------------------------------
                            Asset Manager Portfolio          Contrafund Portfolio
                         ------------------------------- ------------------------------
                            Year ended December 31          Year ended December 31
                         ------------------------------- ------------------------------
                           1999     1998        1997      1999     1998        1997
                         --------  -------  ------------ -------  -------  ------------
Investment income:
 Income -- Ordinary
  dividends............. $153,442  131,901    121,212     18,437   14,737      9,110
 Expenses -- Mortality
  and expense risk
  charges-- Type I (note
  3)....................   33,559   30,607     26,984     23,952   17,652     11,153
 Expenses -- Mortality
  and expense risk
  charges-- Type II
  (note 3)..............      439       77        --       6,221      668        --
                         --------  -------    -------    -------  -------    -------
Net investment income
 (expense)..............  119,444  101,217     94,228    (11,736)  (3,583)    (2,043)
                         ========  =======    =======    =======  =======    =======
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   64,747   58,132     68,861    354,876  228,313    198,947
 Unrealized appreciation
  (depreciation) on
  investments...........   89,931   32,734    222,652    425,779  398,426    135,687
 Capital gain
  distributions.........  195,289  395,701    296,760    135,201  108,073     24,629
                         --------  -------    -------    -------  -------    -------
Net realized and
 unrealized gain (loss)
 on investments.........  349,967  486,567    588,273    915,856  734,812    359,263
                         --------  -------    -------    -------  -------    -------
Increase (decrease) in
 net assets from
 operations............. $469,411  587,784    682,501    904,120  731,229    357,220
                         ========  =======    =======    =======  =======    =======
                                    Variable Insurance Products Fund III
                         --------------------------------------------------------------
                                                             Growth Opportunities
                           Growth & Income Portfolio              Portfolio
                         ------------------------------- ------------------------------
                                            Period from                    Period from
                            Year ended        May 30,      Year ended        May 30,
                           December 31,       1997 to     December 31,       1997 to
                         -----------------  December 31, ----------------  December 31,
                           1999     1998        1997      1999     1998        1997
                         --------  -------  ------------ -------  -------  ------------
Investment income:
 Income -- Ordinary
  dividends.............    2,804      --         --       3,049      808        --
 Expenses -- Mortality
  and expense risk
  charges-- Type I (note
  3)....................    2,165    1,159         45      1,866    1,170        148
 Expenses -- Mortality
  and expense risk
  charges-- Type II
  (note 3)..............    2,516      244        --         866       53        --
                         --------  -------    -------    -------  -------    -------
Net investment income
 (expense)..............   (1,877)  (1,403)       (45)       317     (415)      (148)
                         ========  =======    =======    =======  =======    =======
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   28,022    2,566      1,642     10,345    3,612        472
 Unrealized appreciation
  (depreciation) on
  investments...........   21,930   59,468     (1,102)    (1,242)  35,308      3,433
 Capital gain
  distributions.........    5,692      337        --       5,663    2,865        --
                         --------  -------    -------    -------  -------    -------
Net realized and
 unrealized gain (loss)
 on investments.........   55,644   62,371        540     14,766   41,785      3,905
                         --------  -------    -------    -------  -------    -------
Increase (decrease) in
 net assets from
 operations.............   53,767   60,968        495     15,083   41,370      3,757
                         ========  =======    =======    =======  =======    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                       Neuberger & Berman
                                                    Advisers Management Trust
                                                  -----------------------------
                                                  Balanced    Bond     Growth
                                                  Portfolio Portfolio Portfolio
                                                  --------- --------- ---------
                                                    Period ended December 11,
                                                  -----------------------------
                                                    1997      1997      1997
                                                  --------- --------- ---------
Investment income:
 Income -- Ordinary dividends....................  $ 4,567    4,664        --
 Expenses -- Mortality and expense risk charges
  -- Type I (note 3).............................    1,723      462        982
 Expenses -- Mortality and expense risk charges
  -- Type II (note 3)............................      --       --         --
                                                   -------    -----    -------
Net investment income (expense)..................    2,844    4,202       (982)
                                                   =======    =====    =======
Net realized and unrealized gain (loss) on in-
 vestments:
 Net realized gain (loss)........................   36,568     (162)    37,624
 Unrealized appreciation (depreciation) on in-
  vestments......................................  (14,898)     (48)   (18,849)
 Capital gain distributions......................   11,743      --      11,458
                                                   -------    -----    -------
Net realized and unrealized gain (loss) on in-
 vestments.......................................   33,413     (210)    30,233
                                                   -------    -----    -------
Increase (decrease) in net assets from opera-
 tions...........................................  $36,257    3,992     29,251
                                                   =======    =====    =======

                                                Federated Insurance Series
                         ------------------------------------------------------------------------------
                          American Leaders Fund      High Income Bond Fund
                                   II                         II                  Utility Fund II
                         -------------------------- ---------------------------------------------------
                         Year ended December 31,    Year ended December 31,   Year ended December 31,
                         -------------------------- ---------------------------------------------------
                           1999     1998     1997     1999     1998     1997    1999     1998    1997
                         --------  -------  ------- --------  -------  ---------------  ------- -------
Investment income:
 Income -- Ordinary
  dividends............. $  3,192      626      44    15,467    3,125   3,460    6,452    1,649   2,661
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............    1,774    1,082     113     1,149      938     656    1,634    1,345     860
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............    1,482      198     --        583       41     --       602       36     --
                         --------  -------  ------  --------  -------  ------ --------  ------- -------
Net investment income
 (expense)..............      (64)    (654)    (69)   13,735    2,146   2,804    4,216      268   1,801
                         ========  =======  ======  ========  =======  ====== ========  ======= =======
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    8,624     (245)    598    (2,384)   1,890     836    3,277    5,077   1,782
 Unrealized appreciation
  (depreciation) on
  investments...........  (17,252)  22,437   3,025   (10,198)  (3,246)  5,274  (16,132)  11,499  25,287
 Capital gain
  distributions.........   32,275    8,313     104     1,345      882     159   12,525   10,132   2,268
                         --------  -------  ------  --------  -------  ------ --------  ------- -------
Net realized and
 unrealized gain (loss)
 on investments.........   23,647   30,505   3,727   (11,237)    (474)  6,269     (330)  26,708  29,337
                         --------  -------  ------  --------  -------  ------ --------  ------- -------
Increase (decrease) in
 net assets from
 operations............. $ 23,583   29,851   3,658     2,498    1,672   9,073    3,886   26,976  31,138
                         ========  =======  ======  ========  =======  ====== ========  ======= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                          Alger American Fund
                         -----------------------------------------------------------
                         Small Capitalization Portfolio       Growth Portfolio
                         --------------------------------- -------------------------
                            Year ended December 31,        Year ended December 31,
                         --------------------------------- -------------------------
                            1999       1998       1997      1999     1998     1997
                         ----------  ---------- ---------- -------  -------  -------
Investment income:
 Income -- Ordinary
  dividends............. $      --         --         --     2,264    3,185    3,606
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......      9,129      6,602      5,518   13,062    8,011    7,350
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......      1,012        105        --     4,272      105      --
                         ----------  ---------  ---------  -------  -------  -------
Net investment income
 (expense)..............    (10,141)    (6,707)    (5,518) (15,070)  (4,931)  (3,744)
                         ==========  =========  =========  =======  =======  =======
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     (6,385)   (65,245)   109,665  390,753   60,482  103,893
 Unrealized appreciation
  (depreciation) on
  investments...........    405,230    102,269    (21,855)  99,476  293,124  100,012
 Capital gain
  distributions.........    183,620    119,910     23,157  224,152  156,070    6,410
                         ----------  ---------  ---------  -------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........    582,465    156,934    110,967  714,381  509,676  210,315
                         ----------  ---------  ---------  -------  -------  -------
Increase (decrease) in
 net assets from
 operations............. $  572,324    150,227    105,449  699,311  504,745  206,571
                         ==========  =========  =========  =======  =======  =======

                                   PBHG Insurance Series Fund, Inc.
                         ---------------------------------------------------------
                           PBHG Large Cap Growth
                                 Portfolio             PBGH Growth II Portfolio
                         ---------------------------- ----------------------------
                                         Period from                  Period from
                          Year ended       May 30,     Year ended       May 30,
                         December 31,      1997 to    December 31,      1997 to
                         --------------  December 31, --------------  December 31,
                          1999    1998       1997      1999    1998       1997
                         ------  ------  ------------ -------  -----  ------------
Investment income:
 Income -- Ordinary
  dividends.............    --      --       --           --     --        --
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......    606     310       63          569    177        43
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......    209      17      --           410     62       --
                         ------  ------      ---      -------  -----      ----
Net investment income
 (expense)..............   (815)   (327)     (63)        (979)  (239)      (43)
                         ======  ======      ===      =======  =====      ====
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  5,563   3,310      584       34,202   (197)       34
 Unrealized appreciation
  (depreciation) on
  investments........... 71,826  13,650       92       81,393  8,666      (142)
 Capital gain
  distributions.........    --      --       --           --     --        --
                         ------  ------      ---      -------  -----      ----
Net realized and
 unrealized gain (loss)
 on investments......... 77,389  16,960      676      115,595  8,469      (108)
                         ------  ------      ---      -------  -----      ----
Increase (decrease) in
 net assets from
 operations............. 76,574  16,633      613      114,616  8,230      (151)
                         ======  ======      ===      =======  =====      ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                       Janus Aspen Series
                         ----------------------------------------------------------------------------------
                             Aggressive Growth                                       Worldwide Growth
                                 Portfolio                Growth Portfolio               Portfolio
                         ---------------------------  -------------------------- --------------------------
                          Year ended December 31,      Year ended December 31,    Year ended December 31,
                         ---------------------------  -------------------------- --------------------------
                            1999     1998     1997      1999      1998    1997     1999      1998    1997
                         ---------- -------  -------  ---------  ------- ------- ---------  ------- -------
Investment income:
 Income -- Ordinary
  dividends............. $   65,274     --       --      10,964   81,252  24,526    11,433  109,248  24,679
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............     24,955  13,231   10,376     25,172   16,385  11,319    38,848   27,847  16,118
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............      6,757     391      --       5,821      257     --      6,863      646     --
                         ---------- -------  -------  ---------  ------- ------- ---------  ------- -------
Net investment income
 (expense)..............     33,562 (13,622) (10,376)   (20,029)  64,610  13,207   (34,278)  80,755   8,561
                         ---------- -------  -------  ---------  ------- ------- ---------  ------- -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    861,331 171,826  202,593    379,537  115,203  94,811   404,104  233,014  89,852
 Unrealized appreciation
  (depreciation) on
  investments...........  3,141,869 488,613  (21,456) 1,328,882  576,941 155,268 3,266,899  623,292 251,916
 Capital gain
  distributions.........    111,141     --       --      21,779   65,314  22,729       --    43,815  11,139
                         ---------- -------  -------  ---------  ------- ------- ---------  ------- -------
Net realized and
 unrealized gain (loss)
 on investments.........  4,114,341 660,439  181,137  1,730,198  757,458 272,808 3,671,003  900,121 352,907
                         ---------- -------  -------  ---------  ------- ------- ---------  ------- -------
Increase (decrease) in
 net assets
 from operations........ $4,147,903 646,817  170,761  1,710,169  822,068 286,015 3,636,725  980,876 361,468
                         ========== =======  =======  =========  ======= ======= =========  ======= =======

                                         Janus Aspen Series (continued)
                                   --------------------------------------------
                                                            Flexible Income
                                     Balanced Portfolio        Portfolio
                                   ----------------------- --------------------
                                                               Year ended
                                   Year ended December 31,    December 31,
                                   ----------------------- --------------------
                                     1999    1998    1997   1999   1998   1997
                                   -------- ------- ------ ------  -----  -----
Investment income:
 Income -- Ordinary dividends..... $ 43,936  36,704 11,688 12,568  4,328  3,475
 Expenses -- Mortality and expense
  risk charges -- Type I
  (note 3)........................    9,328   5,806  2,145    715    449    240
 Expenses -- Mortality and expense
  risk charges -- Type II (note
  3)..............................    3,366     484    --     511     10    --
                                   -------- ------- ------ ------  -----  -----
Net investment income (expense)...   31,242  30,414  9,543 11,342  3,869  3,235
                                   -------- ------- ------ ------  -----  -----
Net realized and unrealized gain
 on investments:
 Net realized gain (loss).........   79,219  24,529  8,229 (1,786) 1,687    305
 Unrealized appreciation (depreci-
  ation) on investments...........  321,542 216,533 41,009 (8,109)   (74)    72
 Capital gain distributions.......      --    5,970    404    566    167     17
                                   -------- ------- ------ ------  -----  -----
Net realized and unrealized gain
 (loss) on investments............  400,761 247,032 49,642 (9,329) 1,780    394
                                   -------- ------- ------ ------  -----  -----
Increase (decrease) in net assets
 from operations.................. $432,003 277,446 59,185  2,013  5,649  3,629
                                   ======== ======= ====== ======  =====  =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                    Janus Aspen Series (continued)
                         --------------------------------------------------------
                           International Growth        Capital Appreciation
                                Portfolio                    Portfolio
                         -------------------------  -----------------------------
                                                                     Period from
                                                      Year ended     May 21, 1997
                         Year ended December 31,     December 31,         to
                         -------------------------  ---------------  December 31,
                           1999     1998    1997     1999     1998       1997
                         --------  ------- -------  -------  ------  ------------
Investment income:
 Income -- Ordinary div-
  idends................    2,819   10,815   1,441      509     132       27
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......    4,231    3,098   1,442    3,352   1,260       34
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......    4,585      580     --     4,381      91      --
                         --------  ------- -------  -------  ------      ---
Net investment income
 (expense)..............   (5,997)   7,137      (1)  (7,224) (1,219)      (7)
                         --------  ------- -------  -------  ------      ---
Net realized and
 unrealized gain on in-
 vestments:
 Net realized gain
  (loss)................   54,154   40,482   5,037   82,791  28,363      106
 Unrealized appreciation
  (depreciation) on in-
  vestments.............  923,354   16,463  16,037  513,292  45,429      697
 Capital gain distribu-
  tions.................      --     1,528     275    5,853     --       --
                         --------  ------- -------  -------  ------      ---
Net realized and
 unrealized gain (loss)
 on investments.........  977,508   58,473  21,349  601,936  73,792      803
                         --------  ------- -------  -------  ------      ---
Increase (decrease) in
 net assets from opera-
 tions..................  971,511   65,610  21,348  594,712  72,573      796
                         ========  ======= =======  =======  ======      ===


                                   Goldman Sachs Variable Insurance Trust
                             ---------------------------------------------------
                              Growth and Income Fund      Mid Cap Value Fund
                             ------------------------- -------------------------
                                          Period from               Period from
                                           October 1,                August 28,
                              Year ended    1998 to     Year ended    1998 to
                             December 31, December 31, December 31, December 31,
                                 1999         1998         1999         1998
                             ------------ ------------ ------------ ------------
Investment income:
  Income -- Ordinary
   dividends...............      $242          95          3,355         408
  Expenses -- Mortality and
   expense risk charges --
   Type I (note 3).........         3           2            293         --
  Expenses -- Mortality and
   expense risk charges --
   Type II (note 3)........       112          17            448         117
                                 ----         ---         ------       -----
    Net investment income
     (expense).............       127          76          2,614         291
                                 ----         ---         ------       -----
Net realized and unrealized
 gain (loss) on
 investments:
  Net realized gain
   (loss)..................       585         120             87       3,047
  Unrealized appreciation
   (depreciation) on
   investments.............      (222)        496         (2,647)      2,320
  Capital gain
   distributions...........       --          --             --          --
                                 ----         ---         ------       -----
    Net realized and
     unrealized gain (loss)
     on investments........       363         616         (2,560)      5,367
                                 ----         ---         ------       -----
    Increase (decrease) in
     net assets from opera-
     tions.................      $490         692             54       5,658
                                 ====         ===         ======       =====


                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 Salomon Brothers Variable Series Fund Inc.
                             ---------------------------------------------------
                              Strategic                                Total
                              Bond Fund        Investors Fund       Return Fund
                             ------------ ------------------------- ------------
                                                       Period from
                                                       December 8,
                              Year ended   Year ended    1998 to     Year ended
                             December 31, December 31, December 31, December 31,
                                 1999         1999         1998         1999
                             ------------ ------------ ------------ ------------
Investment income:
  Income -- Ordinary
   dividends...............     $2,773         44            6           27
  Expenses -- Mortality and
   expense risk charges --
   Type I (note 3).........        --          14            1            4
  Expenses -- Mortality and
   expense risk charges --
   Type II (note 3)........        163          6          --           --
                                ------        ---          ---          ---
    Net investment income
     (expense).............      2,610         24            5           23
                                ------        ---          ---          ---
Net realized and unrealized
gain (loss) on investments:
  Net realized gain
   (loss)..................          3         22          --            (1)
  Unrealized appreciation
   (depreciation) on
   investments.............     (1,908)       232           53          (37)
  Capital gain distribu-
   tions...................        --         --           --           --
                                ------        ---          ---          ---
    Net realized and
     unrealized gain (loss)
     on investments........     (1,905)       254           53          (38)
                                ------        ---          ---          ---
    Increase (decrease) in
     net assets from opera-
     tions.................     $  705        278           58          (15)
                                ======        ===          ===          ===






                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                         GE Investments Funds, Inc.
                                 ----------------------------------------------
                                                                    Government
                                                                    Securities
                                       S&P 500 Index Fund              Fund
                                 --------------------------------  ------------
                                    Year ended December 31,        Period ended
                                 --------------------------------  December 11,
                                    1999       1998       1997         1997
                                 ----------  ---------  ---------  ------------
Increase (decrease) in net as-
 sets
From operations:
 Net investment income
  (expense)....................  $   11,612     16,310     23,489      (2,085)
 Net realized gain (loss)......     367,307    200,588     18,179       1,254
 Unrealized appreciation
  (depreciation) on
  investments..................     797,281    637,587    504,771      18,064
 Capital gain distributions....      82,915    154,941     48,005         --
                                 ----------  ---------  ---------    --------
  Increase (decrease) in net
   assets from operations......   1,259,115  1,009,426    594,444      17,233
                                 ----------  ---------  ---------    --------
From capital transactions:
 Net premiums..................   2,348,331  1,553,985    496,133      36,517
 Loan interest.................        (199)      (667)    (2,663)        290
 Transfers (to) from the
  general account of GE Life
  and Annuity:
 Death benefits................     (10,568)       --    (146,232)        --
 Surrenders....................    (226,385)     2,166    (28,437)    (15,385)
 Loans.........................    (147,819)   (28,223)   (12,720)     (4,137)
 Cost of insurance and
  administrative expense
  (note 3).....................    (761,285)  (453,919)  (235,713)    (23,090)
 Transfer gain (loss) and
  transfer fees................      (1,620)  (111,502)      (793)       (675)
 Interfund transfers...........     702,040    (71,575)   954,081    (322,397)
                                 ----------  ---------  ---------    --------
  Increase (decrease) in net
   assets from capital
   transactions................   1,902,495    890,265  1,023,656    (328,877)
                                 ----------  ---------  ---------    --------
Increase (decrease) in net
 assets........................   3,161,610  1,899,691  1,618,100    (311,644)
Net assets at beginning of
 year..........................   5,307,680  3,407,989  1,789,889     311,644
                                 ----------  ---------  ---------    --------
Net assets at end of year......  $8,469,290  5,307,680  3,407,989         --
                                 ==========  =========  =========    ========

                                      GE Investments Funds, Inc. (continued)
                          --------------------------------------------------------------------
                                  Money Market Fund                  Total Return Fund
                          -----------------------------------  -------------------------------
                               Year ended December 31,            Year ended December 31,
                          -----------------------------------  -------------------------------
                             1999         1998        1997       1999       1998       1997
                          -----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   223,302     140,953      93,988     57,566    181,452     62,574
 Net realized gain
  (loss)................            3         517     298,840     10,066    (62,109)   (54,073)
 Unrealized appreciation
  (depreciation) on
  investments...........           (3)       (517)   (300,439)   319,427    423,954    123,159
 Capital gain
  distributions.........          --          --          --     102,400        --     370,006
                          -----------  ----------  ----------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........      223,302     140,953      92,389    489,459    543,297    501,666
                          -----------  ----------  ----------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........    7,117,726   5,316,844   3,634,434    251,092    252,081    169,809
 Loan interest..........          132       2,567      (3,118)      (279)      (327)      (299)
 Transfers (to) from the
  general account of GE
  Life and Annuity
  Death benefits........          --       (1,231)    (15,944)   (16,660)   (21,333)    (7,452)
 Surrenders.............     (143,091)   (127,487)    (10,646)   (23,097)   (16,053)   (14,564)
 Loans..................     (382,888)    (92,788)     (5,231)   (24,984)    (8,458)    (3,824)
 Cost of insurance and
  administrative expense
  (note 3)..............     (488,436)   (379,891)   (284,457)  (406,244)  (385,697)  (357,384)
 Transfer gain (loss)
  and transfer fees.....       (7,217)    (24,254)   (233,325)      (706)    26,522     39,224
 Interfund transfers....   (5,024,217) (3,025,038) (3,317,791)   (27,330)    84,003     (2,809)
                          -----------  ----------  ----------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    1,072,009   1,668,722    (236,078)  (248,208)   (69,262)  (177,299)
                          -----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............    1,295,311   1,809,675    (143,689)   241,251    474,035    324,367
Net assets at beginning
 of year................    4,071,591   2,261,916   2,405,605  4,077,703  3,603,668  3,279,301
                          -----------  ----------  ----------  ---------  ---------  ---------
Net assets at end of
 year...................  $ 5,366,902   4,071,591   2,261,916  4,318,954  4,077,703  3,603,668
                          ===========  ==========  ==========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                            GE Investments Funds, Inc. (continued)
                          ----------------------------------------------------------------------------------
                           International Equity      Real Estate Securities
                                   Fund                       Fund                  Global Income Fund
                          -------------------------  -------------------------  ----------------------------
                                                                                                Period from
                                                                                 Year ended       June 18,
                          Year ended December 31,    Year ended December 31,    December 31,      1997 to
                          -------------------------  -------------------------  --------------  December 31,
                            1999     1998     1997    1999     1998     1997     1999    1998       1997
                          --------  -------  ------  -------  -------  -------  ------  ------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (654)   5,294     286   20,269   11,599    6,424     858   1,662       394
 Net realized gain
  (loss)................     5,881       93     654  (14,908) (13,410)   2,800    (128)  3,656        35
 Unrealized appreciation
  (depreciation) on
  investments...........    34,706    8,003  (5,290) (10,218) (64,135)  (2,725) (4,715)  1,314      (329)
 Capital gain
  distributions.........    16,048      --    7,881    1,216   12,450   13,442      95      84        37
                          --------  -------  ------  -------  -------  -------  ------  ------     -----
  Increase (decrease) in
   net assets from
   operations...........    55,981   13,390   3,531   (3,641) (53,496)  19,941  (3,890)  6,716       137
From capital
 transactions:
 Net premiums...........   152,398   27,099  23,197  121,762  210,779   79,557  23,325  15,696     1,293
 Loan interest..........        14        1       4       47       (6)       2     --      --        --
 Transfers (to) from the
  general account of
  GE Life and Annuity:
  Death benefits........    (7,573)     --      --   (11,787)     --       --      --      --        --
  Surrenders............       (86)    (497)   (904)  (1,244)  (3,842)    (692) (1,142)    --        --
  Loans.................   (24,626)    (733)   (289) (51,101)    (660)    (874)    --      --       (243)
  Cost of insurance and
   administrative
   expense (note 3).....       (40) (10,088) (5,480)     (90) (49,575) (17,806) (5,884) (4,405)     (373)
  Transfer gain (loss)
   and transfer fees....       --       303  (1,837)     --      (872)     300      66     128        (9)
 Interfund transfers....   (27,880)  10,770  22,059   22,778   41,309   89,769  37,663   8,773     8,418
                          --------  -------  ------  -------  -------  -------  ------  ------     -----
  Increase (decrease) in
   assets from capital
   transactions.........    92,207   26,855  36,750   80,365  197,133  150,256  54,028  20,192     9,086
                          --------  -------  ------  -------  -------  -------  ------  ------     -----
Increase (decrease) in
 net assets.............   148,188   40,245  40,281   76,724  143,637  170,197  50,138  26,908     9,223
Net assets at beginning
 of period..............   115,749   75,504  35,223  344,046  200,409   30,212  36,131   9,223       --
                          --------  -------  ------  -------  -------  -------  ------  ------     -----
Net assets at end of
 period.................  $263,937  115,749  75,504  420,770  344,046  200,409  86,269  36,131     9,223
                          ========  =======  ======  =======  =======  =======  ======  ======     =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                    GE Investments Funds, Inc. (continued)
                          --------------------------------------------------------------
                                Value Equity Fund                 Income Fund
                          ------------------------------- ------------------------------
                                             Period from                    Period from
                             Year ended        June 17,     Year ended      December 12,
                            December 31,       1997 to     December 31,       1997 to
                          -----------------  December 31, ----------------  December 31,
                            1999     1998        1997      1999     1998        1997
                          --------  -------  ------------ -------  -------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  1,738      507         (1)    18,370   17,873        876
 Net realized gain
  (loss)................    14,236     (305)        (9)       (78)   3,321       (838)
 Unrealized appreciation
  (depreciation) on
  investments...........    22,084   11,219          1    (28,051)   4,423        523
 Capital gain
  distributions.........       --     5,046         99        662    3,666        --
                          --------  -------     ------    -------  -------    -------
  Increase (decrease) in
   net assets from
   operations...........    38,058   16,467         90     (9,097)  29,283        561
From capital
 transactions:
 Net premiums...........   219,094  108,124      5,797     68,061   59,967        735
 Loan interest..........       (57)      34          2         11      (75)        12
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........   (10,051)     --         --         --       --         --
 Surrenders.............    (4,932)  (2,851)       --      (3,866) (29,103)       --
 Loans..................   (20,880)  (1,112)       --      (2,087)    (665)       --
 Cost of insurance and
  administrative expense
  (note 3)..............   (40,864) (13,611)    (1,002)   (34,405) (32,512)    (1,655)
 Transfer gain (loss)
  and transfer fees.....    (8,769)  (3,719)        35       (166)    (444)       (30)
 Interfund transfers....   167,398   95,455      8,637    (45,407)  29,042    378,428
                          --------  -------     ------    -------  -------    -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   300,939  182,320     13,469    (17,859)  26,210    377,490
                          --------  -------     ------    -------  -------    -------
Increase (decrease) in
 net assets.............   338,997  198,787     13,559    (26,956)  55,493    378,051
Net assets at beginning
 of period..............   212,346   13,559        --     433,544  378,051        --
                          --------  -------     ------    -------  -------    -------
Net assets at end of
 period.................  $551,343  212,346     13,559    406,588  433,544    378,051
                          ========  =======     ======    =======  =======    =======

                                        GE Investments Funds, Inc. (continued)
                                        ---------------------------------------
                                                                     Premier
                                                                  Growth Equity
                                            U.S. Equity Fund          Fund
                                        ------------------------- -------------
                                                     Period from   Period from
                                                       June 10,   June 9, 1999
                                         Year ended    1998 to         to
                                        December 31, December 31, December 31,
                                            1999         1998         1999
                                        ------------ ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)......        223          222           (95)
 Net realized gain (loss).............      2,835          144           344
 Unrealized appreciation
  (depreciation) on investments.......      6,670        3,300        13,285
 Capital gain distributions...........     10,093          600         4,011
                                          -------       ------       -------
  Increase (decrease) in net assets
   from operations....................     19,821        4,266        17,545
From capital transactions:
 Net premiums.........................    137,612       30,322        35,871
 Loan interest........................        --           --            --
 Transfers (to) from the general
  account of GE Life and Annuity:
 Death benefits.......................        --           --            --
 Surrenders...........................       (462)         (80)          --
 Loans................................        --           --            --
 Cost of insurance and administrative
  expense (note 3)....................    (26,579)      (2,198)       (5,472)
 Transfer gain (loss) and transfer
  fees................................       (459)         172         1,248
 Interfund transfers..................     38,985       18,463        88,483
                                          -------       ------       -------
  Increase (decrease) in net assets
   from capital transactions..........    149,097       46,679       120,130
                                          -------       ------       -------
Increase (decrease) in net assets.....    168,918       50,945       137,675
Net assets at beginning of period.....     50,945          --            --
                                          -------       ------       -------
Net assets at end of period...........    219,863       50,945       137,675
                                          =======       ======       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                         Oppenheimer Variable Account Funds
                                        --------------------------------------
                                         Money Fund       Bond Fund/VA
                                        ------------ -------------------------
                                        Period ended Year ended December 31,
                                        December 11, -------------------------
                                            1997      1999     1998     1997
                                        ------------ -------  -------  -------
Increase (decrease) in net assets:
From operations:
 Net investment income (expense)......     $  23      18,170    2,656   14,842
 Net realized gain (loss).............       --       (1,863)   2,899      276
 Unrealized appreciation
  (depreciation) on investments.......       --      (29,542)  11,167    5,965
 Capital gain distributions...........       --        2,165    4,848      872
                                           -----     -------  -------  -------
  Increase (decrease) in net assets
   from operations....................        23     (11,070)  21,570   21,955
From capital transactions:
 Net premiums.........................       111     148,327  164,138   56,837
 Loan interest........................       --           18      (39)     (13)
 Transfers (to) from the general
  account of GE Life and Annuity:
 Death benefits.......................       --          --       --       --
 Surrenders...........................       --      (13,864) (17,769) (17,569)
 Loans................................       --         (838)  (1,348)  (2,018)
 Cost of insurance and administrative
  expense (note 3)....................      (205)    (63,471) (40,698) (23,294)
 Transfer gain (loss) and transfer
  fees................................        15         211      188   (1,279)
Transfers (to) from the Guarantee
 Account..............................       --          --       --       --
Interfund transfers...................      (651)    108,262   51,994  (12,046)
                                           -----     -------  -------  -------
  Increase (decrease) in net assets
   from capital transactions..........      (730)    178,645  156,466      618
                                           -----     -------  -------  -------
Increase (decrease) in net assets.....      (707)    167,575  178,036   22,573
Net assets at beginning of year.......       707     470,449  292,413  269,840
                                           -----     -------  -------  -------
Net assets at end of year.............     $ --      638,024  470,449  292,413
                                           =====     =======  =======  =======

                                Oppenheimer Variable Account Funds (continued)
                          ----------------------------------------------------------------
                            Aggressive Growth Fund/VA      Capital Appreciation Fund/VA
                          -------------------------------  -------------------------------
                             Year ended December 31,          Year ended December 31,
                          -------------------------------  -------------------------------
                            1999       1998       1997       1999       1998       1997
                          ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets:
From operations:
 Net investment income
  (expense).............    (32,351)   (15,402)   (13,398)   (15,766)      (231)    80,930
 Net realized gain
  (loss)................    393,176     93,644    264,595    205,534     89,327    112,639
 Unrealized appreciation
  (depreciation) on
  investments...........  2,690,916    277,402    (89,502) 1,083,816    270,706    226,521
 Capital gain
  distributions.........        --      83,215    113,459    130,214    211,836        --
                          ---------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........  3,051,741    438,859    275,154  1,403,798    571,638    420,090
From capital
 transactions:
 Net premiums...........    706,892    826,696    794,773    823,296    687,713    460,957
 Loan interest..........       (459)       171        305       (802)      (398)      (541)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........     (2,341)       --        (313)    (3,528)       --         --
 Surrenders.............   (160,601)  (139,804)   (41,954)  (104,939)  (137,732)   (69,141)
 Loans..................   (187,114)   (62,192)   (38,517)   (44,498)   (10,897)   (12,664)
 Cost of insurance and
  administrative expense
  (note 3)..............   (345,495)  (336,566)  (307,499)  (302,052)  (260,178)  (176,831)
 Transfer gain (loss)
  and transfer fees.....     (9,130)     2,879     13,531       (383)       (93)    (4,635)
Transfers (to) from the
 Guarantee Account......        --        (257)       --         --         --         --
Interfund transfers.....   (235,950)    (1,915)    61,532    (28,758)   100,907    180,805
                          ---------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   (234,198)   289,012    481,858    338,336    379,322    377,950
                          ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............  2,817,543    727,871    757,012  1,742,134    950,960    798,040
Net assets at beginning
 of year................  3,826,947  3,099,076  2,342,064  3,228,873  2,277,913  1,479,873
                          ---------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 year...................  6,644,490  3,826,947  3,099,076  4,971,007  3,228,873  2,277,913
                          =========  =========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                             Oppenheimer Variable Account Funds (continued)
                         -----------------------------------------------------------
                                                             Multiple Strategies
                                High Income Fund                    Fund
                         --------------------------------  -------------------------
                            Year ended December 31,        Year ended December 31,
                         --------------------------------  -------------------------
                            1999       1998       1997      1999     1998     1997
                         ----------  ---------  ---------  -------  -------  -------
Increase (decrease) in
 net assets:
From operations:
 Net investment income
  (expense)............. $  114,888     24,691     96,092   23,700    1,420   19,124
 Net realized gain
  (loss)................     (9,827)     3,380     11,476   12,030   10,586   26,553
 Unrealized appreciation
  (depreciation) on
  investments...........    (37,389)   (81,675)    28,520   16,700   (5,312)  27,703
 Capital gain
  distributions.........        --      45,551        763   43,483   37,972   21,730
                         ----------  ---------  ---------  -------  -------  -------
  Increase (decrease) in
   net assets from
   operations...........     67,672     (8,053)   136,851   95,913   44,666   95,110
                         ----------  ---------  ---------  -------  -------  -------
From capital
 transactions:
 Net premiums...........    445,041    464,843    359,877  193,685  235,155  132,071
 Loan interest..........        890       (313)       (10)      (5)    (157)    (129)
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.......       (215)    (3,028)       --      (253)     --       --
   Surrenders...........    (82,275)   (91,485)   (19,540) (26,225)  (8,552) (51,445)
   Loans................    (44,238)   (16,569)   (25,149)  (8,254)  (9,879)  (4,961)
   Cost of insurance and
     administrative
     expense (note 3)...   (170,939)  (190,705)  (162,386) (68,019) (68,755) (65,223)
   Transfer gain (loss)
   and transfer fees....     (1,499)     2,861        944     (182)    (109)     (84)
 Transfers (to) from the
  Guarantee Account.....         (4)       --         --       --       --       --
 Interfund transfers....     43,275     46,306    367,417  (53,287) (12,778) (13,534)
                         ----------  ---------  ---------  -------  -------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    190,036    211,910    521,153   37,460  134,925   (3,305)
                         ----------  ---------  ---------  -------  -------  -------
Increase (decrease) in
 net assets.............    257,708    203,857    658,004  133,373  179,591   91,805
Net assets at beginning
 of year................  1,854,608  1,650,751    992,747  846,057  666,466  574,661
                         ----------  ---------  ---------  -------  -------  -------
Net assets at end of
 year................... $2,112,316  1,854,608  1,650,751  979,430  846,057  666,466
                         ==========  =========  =========  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                     Variable Insurance Products Fund
                          ---------------------------------------------------------
                             Money         High
                             Market       Income
                           Portfolio    Portfolio      Equity-Income Portfolio
                          ------------ ------------ -------------------------------
                          Period ended Period ended    Year ended December 31,
                          December 11, December 11, -------------------------------
                              1997         1997       1999       1998       1997
                          ------------ ------------ ---------  ---------  ---------
Increase (decrease) in
 net assets:
From operations:
 Net investment income
  (expense).............   $  29,949       13,502      51,476     35,688     27,383
 Net realized gain
  (loss)................         --        41,295     273,786    235,107    125,398
 Unrealized appreciation
  (depreciation) on
  investments...........         --       (23,320)   (193,819)    97,581    539,549
 Capital gain
  distributions.........         --         1,849     224,259    275,448    282,036
                           ---------     --------   ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............      29,949       33,326     355,702    643,824    974,366
                           ---------     --------   ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........         --           208   1,437,479  1,528,326  1,111,418
 Loan interest..........         (34)         (41)        956       (659)       623
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         --           --      (26,021)    (4,313)      (276)
 Surrenders.............          (2)      (2,471)   (195,718)  (292,782)   (74,706)
 Loans..................      (1,093)      (1,664)   (150,364)   (48,745)   (43,806)
 Cost of insurance and
  administrative expense
  (note 3)..............     (18,137)     (16,918)   (579,765)  (625,045)  (475,456)
 Transfer gain (loss)
  and transfer fees.....     (15,912)       1,294      (4,942)     3,459     21,702
 Interfund transfers....    (310,424)    (226,946)   (644,610)   111,431    662,909
                           ---------     --------   ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........    (345,602)    (246,538)   (162,985)   671,672  1,202,408
                           ---------     --------   ---------  ---------  ---------
Increase (decrease) in
 net assets.............    (315,653)    (213,212)    192,717  1,315,496  2,176,774
Net assets at beginning
 of year................     315,653      213,212   6,713,088  5,397,592  3,220,818
                           ---------     --------   ---------  ---------  ---------
Net assets at end of
 year...................   $     --           --    6,905,805  6,713,088  5,397,592
                           =========     ========   =========  =========  =========

                                  Variable Insurance Products Fund (continued)
                          ------------------------------------------------------------------
                                 Growth Portfolio                 Overseas Portfolio
                          ---------------------------------  -------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  -------------------------------
                             1999        1998       1997       1999       1998       1997
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (expense).............  $   (42,481)   (14,134)    (5,890)    15,836     20,552     18,521
 Net realized gain
  (loss)................      453,879    728,950    193,439    112,501     98,578     95,087
 Unrealized appreciation
  (depreciation) on
  investments...........    1,452,235    630,736    566,792    685,935     (8,287)   (45,710)
 Capital gain
  distributions.........      864,641    675,592    111,094     53,190    103,670    124,634
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............    2,728,274  2,021,144    865,435    867,462    214,513    192,532
                          -----------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........    1,388,701  1,067,020  1,063,353    364,398    357,948    366,213
 Loan interest..........       (4,205)    (3,767)      (786)      (189)    (1,149)      (656)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (14,970)    (2,159)   (12,511)    (3,758)       --        (264)
 Surrenders.............     (438,334)  (303,094)  (119,903)   (92,920)   (94,164)   (78,977)
 Loans..................     (133,503)   (67,251)  (102,452)   (37,514)   (10,363)   (29,580)
 Cost of insurance and
  administrative expense
  (note 3)..............     (614,236)  (550,302)  (468,850)  (164,565)  (172,299)  (181,619)
 Transfer gain (loss)
  and transfer fees.....      (14,687)   (32,108)      (321)    (2,197)     3,188      2,923
 Interfund transfers....     (344,635)   735,023    127,136    (89,327)     7,063   (292,022)
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........     (175,869)   843,362    485,666    (26,072)    90,224   (213,982)
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............    2,552,405  2,864,506  1,351,101    841,390    304,737    (21,450)
Net assets at beginning
 of year................    7,826,253  4,961,747  3,610,646  2,043,917  1,739,180  1,760,630
                          -----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 year...................  $10,378,658  7,826,253  4,961,747  2,885,307  2,043,917  1,739,180
                          ===========  =========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                      Variable Insurance Products Fund II
                          -----------------------------------------------------------------
                             Asset Manager Portfolio            Contrafund Portfolio
                          --------------------------------  -------------------------------
                             Year ended December 31,           Year ended December 31,
                          --------------------------------  -------------------------------
                             1999       1998       1997       1999       1998       1997
                          ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets:
From operations:
 Net investment income
  (expense).............  $  119,444    101,217     94,228    (11,736)    (3,583)    (2,043)
 Net realized gain
  (loss)................      64,747     58,132     68,861    354,876    228,313    198,947
 Unrealized appreciation
  (depreciation) on
  investments...........      89,931     32,734    222,652    425,779    398,426    135,687
 Capital gain
  distributions.........     195,289    395,701    296,760    135,201    108,073     24,629
                          ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............     469,411    587,784    682,501    904,120    731,229    357,220
                          ----------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........     477,913    513,149    644,004  1,028,819    947,585    617,546
 Loan interest..........        (525)      (263)      (381)    (1,317)      (583)      (140)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (2,250)    (4,354)       --         --      (3,241)    (5,439)
 Surrenders.............    (104,369)  (197,464)  (122,367)  (127,334)  (118,374)   (90,538)
 Loans..................     (33,108)   (31,787)   (29,206)   (45,515)   (45,386)   (13,250)
 Cost of insurance and
  administrative expense
  (note 3)..............    (282,330)  (311,542)  (329,030)  (391,276)  (322,452)  (207,378)
 Transfer gain (loss)
  and transfer fees.....      (1,929)       689     12,971    (12,817)    26,399     17,537
 Transfers (to) from the
  Guarantee Account.....         --         --         --         --        (102)       --
 Interfund transfers....    (188,976)   (89,254)   430,161        179    403,462    292,298
                          ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........    (135,574)  (120,826)   606,152    450,739    887,308    610,636
                          ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............     333,837    466,958  1,288,653  1,354,859  1,618,537    967,856
Net assets at beginning
 of period..............   4,636,363  4,169,405  2,880,752  3,631,860  2,013,323  1,045,467
                          ----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 period.................  $4,970,200  4,636,363  4,169,405  4,986,719  3,631,860  2,013,323
                          ==========  =========  =========  =========  =========  =========

                                     Variable Insurance Products Fund III
                          ---------------------------------------------------------------
                                                               Growth Opportunities
                            Growth & Income Portfolio               Portfolio
                          -------------------------------- ------------------------------
                                              Period from                    Period from
                             Year ended       May 30, 1997   Year ended      May 30, 1997
                            December 31,           to       December 31,          to
                          ------------------  December 31, ----------------  December 31,
                            1999      1998        1997      1999     1998        1997
                          ---------  -------  ------------ -------  -------  ------------
Increase (decrease) in
 net assets:
From operations:
 Net investment income
  (expense).............  $  (1,877)  (1,403)       (45)       317     (415)      (148)
 Net realized gain
  (loss)................     28,022    2,566      1,642     10,345    3,612        472
 Unrealized appreciation
  (depreciation) on
  investments...........     21,930   59,468     (1,102)    (1,242)  35,308      3,433
 Capital gain
  distributions.........      5,692      337        --       5,663    2,865        --
                          ---------  -------     ------    -------  -------     ------
Increase (decrease) in
 net assets from
 operations.............     53,767   60,968        495     15,083   41,370      3,757
                          ---------  -------     ------    -------  -------     ------
From capital
 transactions:
 Net premiums...........    444,542  202,919      5,448    160,164   71,954      6,899
 Loan interest..........         11      --         --        (114)     (31)       --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........        --       --         --         --       --         --
 Surrenders.............    (12,518)  (2,976)       --      (1,860)    (448)       --
 Loans..................     (1,076)   2,468        --        (479)  (6,446)       --
 Cost of insurance and
  administrative expense
  (note 3)..............   (107,292) (31,238)    (1,504)   (54,942) (24,940)    (1,447)
 Transfer gain (loss)
  and transfer fees.....     (9,848)   4,369      1,159         14      976        860
 Interfund transfers....     59,059  125,535     41,761     45,257  132,314     61,508
                          ---------  -------     ------    -------  -------     ------
Increase (decrease) in
 net assets from capital
 transactions...........    372,878  301,077     46,864    148,040  173,379     67,820
                          ---------  -------     ------    -------  -------     ------
Increase (decrease) in
 net assets.............    426,645  362,045     47,359    163,123  214,749     71,577
Net assets at beginning
 of period..............    409,404   47,359        --     286,326   71,577        --
                          ---------  -------     ------    -------  -------     ------
Net assets at end of
 period.................  $ 836,049  409,404     47,359    449,449  286,326     71,577
                          =========  =======     ======    =======  =======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                         Neuberger & Berman Advisers Management Trust
                         ---------------------------------------------------
                            Balanced             Bond             Growth
                           Portfolio          Portfolio         Portfolio
                         ---------------    --------------    --------------
                          Period ended       Period ended      Period ended
                          December 11,       December 11,      December 11,
                              1997               1997              1997
                         ---------------    --------------    --------------
Increase (decrease) in
 net assets:
From operations:
  Net investment income
   (expense)...........   $         2,844             4,202               (982)
  Net realized gain
   (loss)..............            36,568              (162)            37,624
  Unrealized apprecia-
   tion (depreciation)
   on investments......           (14,898)              (48)           (18,849)
  Capital gain distri-
   butions.............            11,743               --              11,458
                          ---------------     -------------     --------------
      Increase (de-
       crease) in net
       assets from op-
       erations........            36,257             3,992             29,251
                          ---------------     -------------     --------------
From capital transac-
 tions:
  Net premiums.........               321               --                 578
  Loan interest........               (32)              --                (111)
  Transfers (to) from
   the general account
   of GE Life and Annu-
   ity:
    Death benefits.....               --                --                 --
    Surrenders.........           (12,775)              (61)            (3,450)
    Loans..............            (1,513)              --              (1,168)
    Cost of insurance
     and administrative
     expense (note 3)..           (11,724)           (1,655)            (6,896)
    Transfer gain
     (loss) and trans-
     fer fees..........              (153)           (1,438)             2,241
  Interfund transfers..          (254,395)          (80,382)          (154,994)
                          ---------------     -------------     --------------
      Increase (de-
       crease) in net
       assets from cap-
       ital transac-
       tions...........          (280,271)          (83,536)          (163,800)
                          ---------------     -------------     --------------
Increase (decrease) in
 net assets............          (244,014)          (79,544)          (134,549)
Net assets at beginning
 of year...............           244,014            79,544            134,549
                          ---------------     -------------     --------------
Net assets at end of
 year..................   $           --                --                 --
                          ===============     =============     ==============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                 Federated Insurance Series
                          ---------------------------------------------------------------------------------
                           American Leaders Fund
                                    II               High Income Bond Fund II         Utility Fund II
                          -------------------------  ---------------------------  -------------------------
                          Year ended December 31,     Year ended December 31,     Year ended December 31,
                          -------------------------  ---------------------------  -------------------------
                            1999     1998     1997     1999      1998     1997     1999     1998     1997
                          --------  -------  ------  --------  --------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    (64)    (654)    (69)   13,735     2,146    2,804    4,216      268    1,801
 Net realized gain
  (loss)................     8,624     (245)    598    (2,384)    1,890      836    3,277    5,077    1,782
 Unrealized appreciation
  (depreciation) on
  investments...........   (17,252)  22,437   3,025   (10,198)   (3,246)   5,274  (16,132)  11,499   25,287
 Capital gain
  distributions.........    32,275    8,313     104     1,345       882      159   12,525   10,132    2,268
                          --------  -------  ------  --------  --------  -------  -------  -------  -------
Increase (decrease) in
 net assets from opera-
 tions..................    23,583   29,851   3,658     2,498     1,672    9,073    3,886   26,976   31,138
                          --------  -------  ------  --------  --------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...........   253,145  161,541  26,104   127,454    76,550   41,464   89,180   81,174   43,641
 Loan interest..........       113       25     --        (48)       60      --       (68)       7      --
 Transfers (to) from the
  general account of
  GE Life and Annuity:
  Death benefits........       --       --      --        --        --       --       --       --       --
  Surrenders............   (10,302)  (6,132)    --     (4,636)   (3,973)     --    (2,117)  (2,124)     --
  Loans.................        37   (1,072)    --       (105)   (3,721)  (3,068) (11,083)    (315)     --
  Cost of insurance
   (note 3).............   (60,062) (31,404) (3,533)  (26,844)  (21,339)  (9,342) (27,107) (19,854) (10,455)
  Transfer gain (loss)
   and transfer fees....    (4,143)  (1,069)     46       660       (94)     332   (1,353)    (312)    (196)
 Transfers (to) from the
  Guarantee Account.....       --       --      --        --        --       --       --       --       --
 Interfund transfers....    79,528  120,045  17,684    58,046    16,748   20,749   80,135     (910)  11,808
                          --------  -------  ------  --------  --------  -------  -------  -------  -------
Increase (decrease) in
 net assets from capital
 transactions...........   258,316  241,934  40,301   154,527    64,231   50,135  127,587   57,666   44,798
                          --------  -------  ------  --------  --------  -------  -------  -------  -------
Increase (decrease) in
 net assets.............   281,899  271,785  43,959   157,025    65,903   59,208  131,473   84,642   75,936
Net assets at beginning
 of period..............   318,014   46,229   2,270   160,709    94,806   35,598  247,918  163,276   87,340
                          --------  -------  ------  --------  --------  -------  -------  -------  -------
Net assets at end of
 period.................  $599,913  318,014  46,229   317,734   160,709   94,806  379,391  247,918  163,276
                          ========  =======  ======  ========  ========  =======  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                             Alger American Fund
                          ---------------------------------------------------------------
                              Small Capitalization
                                   Portfolio                    Growth Portfolio
                          ------------------------------  -------------------------------
                            Year ended December 31,          Year ended December 31,
                          ------------------------------  -------------------------------
                             1999       1998      1997      1999       1998       1997
                          ----------  ---------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (10,141)    (6,707)  (5,518)   (15,070)    (4,931)    (3,744)
 Net realized gain
  (loss)................      (6,385)   (65,245) 109,665    390,753     60,482    103,893
 Unrealized appreciation
  (depreciation) on
  investments...........     405,230    102,269  (21,855)    99,476    293,124    100,012
 Capital gain
  distributions.........     183,620    119,910   23,157    224,152    156,070      6,410
                          ----------  ---------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............     572,324    150,227  105,449    699,311    504,745    206,571
                          ----------  ---------  -------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........     370,003    367,472  293,677    885,773    322,362    338,476
 Loan interest..........          92         94    1,571         49         79        578
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         --        (743)     --         --        (828)       --
 Surrenders.............     (45,840)   (24,987)  (3,177)   (29,769)  (132,389)   (17,220)
 Loans..................     (19,152)   (29,830)  (3,833)   (10,722)    10,255     (5,609)
 Cost of insurance (note
  3)....................    (124,312)  (108,923) (88,074)  (238,219)  (130,212)  (109,328)
 Transfer gain (loss)
  and transfer fees.....       1,435      8,000   22,932     (2,742)     6,290    (92,300)
 Transfers (to) from the
  Guarantee Account.....          (4)       --       --          (4)       --         --
 Interfund transfers....     400,632    (11,610)  69,375     96,272    381,092   (862,640)
                          ----------  ---------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........     582,854    199,473  292,471    700,638    456,649   (748,043)
                          ----------  ---------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............   1,155,178    349,700  397,920  1,399,949    961,394   (541,472)
Net assets at beginning
 of period..............   1,169,395    819,695  421,775  1,826,506    865,112  1,406,584
                          ----------  ---------  -------  ---------  ---------  ---------
Net assets at end of
 period.................  $2,324,573  1,169,395  819,695  3,226,455  1,826,506    865,112
                          ==========  =========  =======  =========  =========  =========

                                      PBHG Insurance Series Fund, Inc.
                          ------------------------------------------------------------
                                 PBHG Large Cap
                                Growth Portfolio          PBGH Growth II Portfolio
                          ------------------------------ -----------------------------
                                            Period from                   Period from
                            Year ended        May 30,      Year ended       May 30,
                           December 31,       1997 to     December 31,      1997 to
                          ----------------  December 31, ---------------  December 31,
                            1999     1998       1997      1999     1998       1997
                          --------  ------  ------------ -------  ------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (815)   (327)       (63)      (979)   (239)       (43)
 Net realized gain
  (loss)................     5,563   3,310        584     34,202    (197)        34
 Unrealized appreciation
  (depreciation) on
  investments...........    71,826  13,650         92     81,393   8,666       (142)
 Capital gain
  distributions.........       --      --         --         --      --         --
                          --------  ------     ------    -------  ------     ------
Increase (decrease) in
 net assets from
 operations.............    76,574  16,633        613    114,616   8,230       (151)
                          --------  ------     ------    -------  ------     ------
From capital
 transactions:
 Net premiums...........    50,946  38,098      4,425     57,283  19,247     10,354
 Loan interest..........      (132)     15        --         --      --         --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........       --      --         --         --      --         --
 Surrenders.............    (2,203)   (949)      (181)    (6,046)   (286)       --
 Loans..................      (336) (6,899)       --         --      --         --
 Cost of insurance (note
  3)....................   (20,936) (9,007)    (1,384)   (13,614) (8,107)    (1,598)
 Transfer gain (loss)
  and transfer fees.....      (882)   (239)       401        (29) (1,497)       (24)
 Transfers (to) from the
  Guarantee Account.....       --      --         --         --      --         --
 Interfund transfers....    14,590  14,195     22,634     60,751  30,191     12,519
                          --------  ------     ------    -------  ------     ------
Increase (decrease) in
 net assets from capital
 transactions...........    41,047  35,214     25,895     98,345  39,548     21,251
                          --------  ------     ------    -------  ------     ------
Increase (decrease) in
 net assets.............   117,621  51,847     26,508    212,961  47,778     21,100
Net assets at beginning
 of period..............    78,355  26,508        --      68,878  21,100        --
                          --------  ------     ------    -------  ------     ------
Net assets at end of
 period.................  $195,976  78,355     26,508    281,839  68,878     21,100
                          ========  ======     ======    =======  ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                              Janus Aspen Series
                          --------------------------------------------------------------------------------------------------
                           Aggressive Growth Portfolio            Growth Portfolio            Worldwide Growth Portfolio
                          --------------------------------  -------------------------------  -------------------------------
                             Year ended December 31,           Year ended December 31,          Year ended December 31,
                          --------------------------------  -------------------------------  -------------------------------
                             1999       1998       1997       1999       1998       1997       1999       1998       1997
                          ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets:
From operations:
 Net investment income
  (expense).............  $   33,562    (13,622)   (10,376)   (20,029)    64,610     13,207    (34,278)    80,755      8,561
 Net realized gain
  (loss)................     861,331    171,826    202,593    379,537    115,203     94,811    404,104    233,014     89,852
 Unrealized appreciation
  (depreciation) on
  investments...........   3,141,869    488,613    (21,456) 1,328,882    576,941    155,268  3,266,899    623,292    251,916
 Capital gain
  distributions.........     111,141        --         --      21,779     65,314     22,729        --      43,815     11,139
                          ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............   4,147,903    646,817    170,761  1,710,169    822,068    286,015  3,636,725    980,876    361,468
                          ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........   1,082,138    624,199    525,446  1,295,975    731,597    531,252  1,535,217  1,375,973    822,511
 Loan interest..........      (1,654)       113     (1,809)       (37)       114        514     (1,750)      (462)       740
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits........      (6,162)      (826)       --      (5,481)      (857)       --     (24,630)    (1,493)       --
  Surrenders............    (129,518)  (129,710)   (39,796)  (115,738)  (112,392)   (19,282)  (104,073)  (169,492)   (35,503)
  Loans.................    (154,373)   (41,049)    (7,351)   (48,269)    (5,077)   (17,285)   (77,866)   (55,021)   (11,414)
  Cost of insurance and
   administrative ex-
   pense (note 3).......    (385,151)  (220,183)  (186,650)  (383,988)  (247,297)  (173,865)  (598,888)  (464,790)  (279,525)
  Transfer gain (loss)
   and transfer fees....      24,215     18,812     45,321      8,881        537      8,623      4,454        552      3,261
 Transfers (to) from the
  Guarantee Account.....         --         --         --         --         --         --         --        (100)       --
 Interfund transfers....   1,428,558   (391,359)   436,211  1,134,259    208,382    231,416    163,874    355,363    795,994
                          ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........   1,858,053   (140,003)   771,372  1,885,602    575,007    561,373    896,338  1,040,530  1,296,064
                          ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............   6,005,956    506,814    942,133  3,595,771  1,397,075    847,388  4,533,063  2,021,406  1,657,532
Net assets at beginning
 of period..............   2,532,006  2,025,192  1,083,059  3,358,073  1,960,998  1,113,610  5,100,225  3,078,819  1,421,287
                          ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 period.................  $8,537,962  2,532,006  2,025,192  6,953,844  3,358,073  1,960,998  9,633,288  5,100,225  3,078,819
                          ==========  =========  =========  =========  =========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                          Janus Aspen Series (continued)
                          -------------------------------------------------------------------
                               Balanced Portfolio             Flexible Income Portfolio
                          ------------------------------  -----------------------------------
                             Year end December 31,              Year end December 31,
                          ------------------------------  -----------------------------------
                             1999       1998      1997      1999      1998         1997
                          ----------  ---------  -------  ---------  -------  ---------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (expense).............  $   31,242     30,414    9,543     11,342    3,869        3,235
 Net realized gain
  (loss)................      79,219     24,529    8,229     (1,786)   1,687          305
 Unrealized appreciation
  (depreciation) on
  investments...........     321,542    216,533   41,009     (8,109)     (74)          72
 Capital gain
  distributions.........         --       5,970      404        566      167           17
                          ----------  ---------  -------  ---------  -------      -------
Increase (decrease) in
 net assets from
 operations.............     432,003    277,446   59,185      2,013    5,649        3,629
                          ----------  ---------  -------  ---------  -------      -------
From capital
 transactions:
 Net premiums...........     542,890    389,374   73,161     47,950   44,607       40,176
 Loan interest..........        (227)       (51)       6        --       --           --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits........         --         --       --         --    (1,195)         --
 Surrenders.............     (27,562)    (8,613)  (6,904)    (4,556)    (908)         --
 Loans..................      (6,685)   (17,190)    (577)       --       --           --
 Cost of insurance (note
  3)....................    (186,241)  (100,651) (31,146)   (21,676) (16,727)     (10,448)
 Transfer gain (loss)
  and transfer fees.....        (275)     3,680      305        134     (213)         271
 Interfund transfers....     274,258    143,125  369,258     79,252   (2,619)      28,139
                          ----------  ---------  -------  ---------  -------      -------
Increase (decrease) in
 net assets from capital
 transactions...........     596,158    409,674  404,103    101,104   22,945       58,138
                          ----------  ---------  -------  ---------  -------      -------
Increase (decrease) in
 net assets.............   1,028,161    687,120  463,288    103,117   28,594       61,767
Net assets at beginning
 of period..............   1,319,184    632,064  168,776     99,244   70,650        8,883
                          ----------  ---------  -------  ---------  -------      -------
Net assets at end of
 period.................  $2,347,345  1,319,184  632,064    202,361   99,244       70,650
                          ==========  =========  =======  =========  =======      =======

                                          Janus Aspen Series (continued)
                          -------------------------------------------------------------------
                              International Growth
                                   Portfolio               Capital Appreciation Portfolio
                          ------------------------------  -----------------------------------
                                                             Year ended         Period from
                             Year end December 31,          December 31,       May 21, 1997
                          ------------------------------  ------------------  to December 31,
                             1999       1998      1997      1999      1998         1997
                          ----------  ---------  -------  ---------  -------  ---------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (expense).............      (5,997)     7,137       (1)    (7,224)  (1,219)          (7)
 Net realized gain
  (loss)................      54,154     40,482    5,037     82,791   28,363          106
 Unrealized appreciation
  (depreciation) on
  investments...........     923,354     16,463   16,037    513,292   45,429          697
 Capital gain
  distributions.........         --       1,528      275      5,853      --           --
                          ----------  ---------  -------  ---------  -------      -------
Increase (decrease) in
 net assets from
 operations.............     971,511     65,610   21,348    594,712   72,573          796
                          ----------  ---------  -------  ---------  -------      -------
From capital
 transactions:
 Net premiums...........     299,992    375,304  137,587    717,055  106,588        1,504
 Loan interest..........         (36)         8        7        196      300          --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits........         --        (645)     --         --       --           --
 Surrenders.............     (17,243)   (19,180)  (3,539)    (7,847)    (374)         --
 Loans..................     (24,736)      (432)    (462)    (4,636)     --           --
 Cost of insurance (note
  3)....................    (113,927)   (76,148) (30,132)  (144,381) (25,927)      (1,135)
 Transfer gain (loss)
  and transfer fees.....        (177)     2,743    1,187     (9,482)  (8,962)           4
 Interfund transfers....     354,820    168,918  140,874    837,693   79,406        7,451
                          ----------  ---------  -------  ---------  -------      -------
Increase (decrease) in
 net assets from capital
 transactions...........     498,693    450,568  245,522  1,388,598  151,031        7,824
                          ----------  ---------  -------  ---------  -------      -------
Increase (decrease) in
 net assets.............   1,470,204    516,178  266,870  1,983,310  223,604        8,620
Net assets at beginning
 of period..............     836,986    320,808   53,938    232,224    8,620          --
                          ----------  ---------  -------  ---------  -------      -------
Net assets at end of
 period.................   2,307,190    836,986  320,808  2,215,534  232,224        8,620
                          ==========  =========  =======  =========  =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  Goldman Sachs Variable Insurance Trust
                             -------------------------------------------------
                              Growth and Income Fund     Mid Cap Value Fund
                             ------------------------ ------------------------
                                          Period from              Period from
                                          October 1,               August 28,
                              Year Ended    1998 to    Year Ended    1998 to
                             December 31, December 31 December 31, December 31
                                 1999        1998         1999        1998
                             ------------ ----------- ------------ -----------
Increase (decrease) in net
 assets from operations:
 Net investment income (ex-
  pense)...................    $   127          76        2,614         291
 Net realized gain (loss)..        585         120           87       3,047
 Unrealized appreciation
  (depreciation) on invest-
  ments....................       (222)        496       (2,647)      2,320
 Capital gain distribu-
  tions....................        --          --           --          --
                               -------      ------      -------      ------
    Increase (decrease) in
     net assets from opera-
    tions..................        490         692           54       5,658
                               -------      ------      -------      ------
From capital transactions:
 Net premiums..............     14,501       9,253       43,005       6,190
 Loan interest.............        --          --           --          --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits...........        --          --           --          --
  Surrenders...............       (171)        --           --          --
  Loans....................        --          --           --          --
  Cost of insurance (note
   3)......................     (3,588)       (294)      (5,287)     (1,091)
  Transfer gain (loss) and
   transfer fees...........         (7)         (2)          14      (3,036)
 Interfund transfers.......       (350)        784      330,218      85,487
                               -------      ------      -------      ------
   Increase (decrease) in
    net assets from capital
    transactions...........     10,385       9,741      367,950      87,550
                               -------      ------      -------      ------
Increase (decrease) in net
 assets....................     10,875      10,433      368,004      93,208
Net assets at beginning of
 period....................     10,433         --        93,208         --
                               -------      ------      -------      ------
Net assets at end of peri-
 od........................    $21,308      10,433      461,212      93,208
                               =======      ======      =======      ======

                                 Salomon Brothers Variable Series Fund Inc.
                             --------------------------------------------------
                              Strategic                               Total
                              Bond Fund        Investors Fund      Return Fund
                             ------------ ------------------------ ------------
                                                       Period from
                                                       December 8,
                              Year Ended   Year Ended    1998 to    Year Ended
                             December 31, December 31, December 31 December 31,
                                 1999         1999        1998         1999
                             ------------ ------------ ----------- ------------
Increase (decrease) in net
 assets from operations:
 Net investment income (ex-
  pense)...................      2,610          24            5          23
 Net realized gain (loss)..          3          22          --           (1)
 Unrealized appreciation
  (depreciation) on invest-
  ments....................     (1,908)        232           53         (37)
 Capital gain distribu-
  tions....................        --          --           --          --
                                ------       -----        -----       -----
   Increase (decrease) in
    net assets from opera-
    tions..................        705         278           58         (15)
                                ------       -----        -----       -----
From capital transactions:
 Net premiums..............     56,140       7,246          --          344
 Loan interest.............        --          --           --          --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits...........        --          --           --          --
  Surrenders...............        --          --           --          --
  Loans....................        --          --           --          --
  Cost of insurance (note
   3)......................     (2,890)       (897)         --         (216)
  Transfer gain (loss) and
   transfer fees...........       (156)         36          --            1
 Interfund transfers.......      1,755       1,695        1,472       1,008
                                ------       -----        -----       -----
   Increase (decrease) in
    net assets from capital
    transactions...........     54,849       8,080        1,472       1,137
                                ------       -----        -----       -----
Increase (decrease) in net
 assets....................     55,554       8,358        1,530       1,122
Net assets at beginning of
 period....................        --        1,530          --          --
                                ------       -----        -----       -----
Net assets at end of peri-
 od........................     55,554       9,888        1,530       1,122
                                ======       =====        =====       =====

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 1999

(1) Description of Entity

  GE Life & Annuity Separate Account II (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity), formerly The Life Insurance Company of Virginia, under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Company ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In June, 1999, a new investment subdivision, Premier Growth Equity Fund, was added to the Account for both Type I and Type II policies (see note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. and is a series type mutual fund. Between 1997 and 1999, the Oppenheimer Variable Account Capital Appreciation Fund changed its name to the Oppenheimer Variable Account Aggressive Growth Fund/VA and the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

  In October 1998, three new investment subdivisions were added to the Account for both Type I and Type II policies. The Investors Fund, Strategic Bond Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Fund Inc. All designated portfolios described above are series type mutual funds.

  In May 1998, three new investment subdivisions were added to the Account, for both Type I and Type II policies. The U.S. Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. The Mid Cap Equity and Growth and Income Funds each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust. All designated portfolios described above are series type mutual funds.

  On December 12, 1997, the Account added the GE Investments Funds, Inc.-- Income Fund as a new investment subdivision and made the following substitutions of shares held by the investment subdivisions:

   Before the Substitution                 After the Substitution
   -----------------------                 ----------------------
   Shares of Money Market Portfolio--      Shares of Money Market Fund--
   Variable Insurance Products Fund        GE Investments Funds, Inc.

   Shares of Money Fund--                  Shares of Money Market Fund--
   Oppenheimer Variable Account Funds      GE Investments Funds, Inc.

   Shares of Government Securities Fund--  Shares of Income Fund--
   GE Investments Funds, Inc.              GE Investments Funds, Inc.

   Shares of Bond Portfolio--              Shares of Income Fund--
   Neuberger & Berman Advisers             GE Investments Funds, Inc.
   Management Trust

   Shares of High Income Portfolio--       Shares of High Income Fund--
   Variable Insurance Products Fund        Oppenheimer Variable Account Funds

   Shares of Growth Portfolio--            Shares of Growth Portfolio Fund--
   Neuberger & Berman Advisers             Variable Insurance Products Fund
   Management Trust

   Shares of Balanced Portfolio--          Shares of Balanced Portfolio--
   Neuberger & Berman Advisers             Janus Aspen Series
   Management Trust

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999


(1) Description of Entity -- Continued

  The foregoing substitutions were carried out pursuant to an order of the Securities and Exchange Commission (Commission) issued on December 11, 1997, with the approval of any necessary department of insurance. The effect of such a share substitution was to replace certain portfolios of Variable Insurance Products Fund, Oppenheimer Variable Account Funds, GE Investments Funds, Inc., and Neuberger & Berman Advisers Management Trust with those of GE Investments Funds, Inc., Oppenheimer Variable Account Funds, Variable Insurance Products Fund, and Janus Aspen Series.

  In May 1997, seven new investment subdivisions were added to the Account. The Growth & Income Portfolio and Growth Opportunities Portfolio each invest solely in a designated portfolio of the Variable Insurance Products Fund III. The Global Income Fund and the Value Equity Fund each invest solely in a designated portfolio of the GE Investments Funds, Inc. The Capital Appreciation Portfolio invests solely in a designated portfolio of the Janus Aspen Series. The Growth II Portfolio and the Large Cap Growth Portfolio each invest solely in a designated portfolio of the PBHG Insurance Series Fund, Inc. All designated portfolios described above are series type mutual funds.

(2) Summary of Significant Accounting Policies

 (a) Unit Class

  There are two unit classes included in the Account. Type I units are sold under policy forms P1096 and P1251. Type II units are sold under policy forms P1250 and P1250CR. Type II unit sales began in the first half of 1998.

 (b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or period ended December 31, 1999, were:

                                                           Cost of    Proceeds
                                                           Shares       from
Fund/Portfolio                                            Acquired   Shares Sold
--------------                                           ----------- -----------
GE Investments Funds, Inc.:
 S&P 500 Index Fund..................................... $ 4,504,973  2,494,953
 Money Market Fund......................................  19,300,686 17,973,359
 Total Return Fund......................................     523,100    615,821
 International Equity Fund..............................     180,310     72,033
 Real Estate Securities Fund............................     233,133    131,421
 Global Income Fund.....................................      62,526      7,622
 Value Equity Fund......................................     472,016    176,880
 Income Fund............................................      93,657     92,634
 U.S. Equity Fund.......................................     199,953     42,925
 Premier Growth Equity Fund.............................     132,370      9,777
Oppenheimer Variable Account Funds:
 Bond Fund/VA...........................................     349,782    135,527
 Aggressive Growth Fund/VA..............................   1,154,536  1,423,060
 Capital Appreciation Fund/VA...........................   1,305,704    853,999
 High Income Fund/VA....................................     732,517    430,839
 Multiple Strategies Fund/VA............................     291,073    187,313
Variable Insurance Products Fund:
 Equity-Income Portfolio................................   2,239,159  2,132,558
 Growth Portfolio.......................................   3,929,095  3,280,460
 Overseas Portfolio.....................................   1,033,140    990,130

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                                           Cost of    Proceeds
                                                            Shares      from
Fund/Portfolio                                             Acquired  Shares Sold
--------------                                            ---------- -----------
Variable Insurance Products Fund II:
 Asset Manager Portfolio................................. $  898,985    719,244
 Contrafund Portfolio....................................  3,135,642  2,552,430
Variable Insurance Products Fund III:
 Growth & Income Portfolio...............................    795,911    407,761
 Growth Opportunities Portfolio..........................    290,906    136,963
Federated Insurance Series:
 Utility Fund II.........................................    233,059     81,786
 High Income Bond Fund II................................    256,863     87,275
 American Leaders Fund II................................    489,923    199,306
The Alger American Fund:
 Small Capitalization Portfolio..........................  1,397,424    655,869
 Growth Portfolio........................................  4,123,473  3,220,895
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio.........................     76,815     35,807
 PBHG Growth II Portfolio................................    424,714    326,296
Janus Aspen Series:
 Aggressive Growth Portfolio.............................  6,035,690  4,030,878
 Growth Portfolio........................................  3,402,613  1,522,923
 Worldwide Growth Portfolio..............................  2,420,154  1,561,606
 Balanced Portfolio......................................  1,087,912    437,464
 Flexible Income Portfolio...............................    258,190    144,205
 International Growth Portfolio..........................    997,760    502,820
 Capital Appreciation Portfolio..........................  4,260,893  2,877,168
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund..................................     19,505      8,996
 Mid Cap Value Fund......................................    407,729     52,361
Salomon Brothers Variable Series Fund Inc.:
 Strategic Bond Fund.....................................     60,675      3,200
 Investors Fund..........................................      9,062        952
 Total Return Fund.......................................      1,379        219

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

 (c) Capital Transactions

  The increase (decrease) in outstanding units from capital transactions for the years or periods ended December 31, 1999, 1998 and 1997 are as follows:

                                          GE Investments Funds, Inc.
                         ----------------------------------------------------------------
                         S&P 500  Government  Money     Total   International Real Estate
                          Index   Securities  Market   Return      Equity     Securities
                          Fund       Fund      Fund     Fund        Fund         Fund
                         -------  ---------- --------  -------  ------------- -----------
Type I Units:
Units outstanding at
 December 31, 1996...... 56,039     16,683    154,701  125,692      3,036        1,918
                         ------    -------   --------  -------     ------       ------
 Net premiums........... 12,804      1,856    229,013    6,095      1,752        4,672
 Loan interest..........    (69)        15       (196)     (11)       --           --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits....... (3,774)       --      (1,005)    (267)       --           --
   Surrenders...........   (734)      (782)      (671)    (523)       (68)         (41)
   Loans................   (328)      (210)      (330)    (137)       (22)         (51)
   Cost of insurance and
    administrative ex-
    penses.............. (6,083)    (1,174)   (17,924) (12,827)      (414)      (1,046)
 Interfund transfers.... 24,623    (16,388)  (224,564)    (101)     1,666        5,271
                         ------    -------   --------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions........... 26,439    (16,683)   (15,677)  (7,771)     2,914        8,805
                         ------    -------   --------  -------     ------       ------
Units outstanding at
 December 31, 1997...... 82,478        --     139,024  117,921      5,950       10,723
                         ------    -------   --------  -------     ------       ------
 Net premiums...........  9,623        --     112,037    5,873      1,468        8,323
 Loan interest..........     (7)       --         153      (10)       --           --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......    --         --         (73)    (662)       --           --
   Surrenders...........     23        --      (7,598)    (498)       (35)        (201)
   Loans................   (301)       --      (5,530)    (263)       (51)         (37)
   Cost of insurance and
    administrative ex-
    penses.............. (4,258)       --     (16,515) (11,632)      (660)      (2,557)
 Transfers (to) from the
  Guarantee Account.....    --         --         --       --         --           --
 Interfund transfers.... (1,774)       --    (103,800)    (210)       740        1,263
                         ------    -------   --------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions...........  3,306        --     (21,326)  (7,402)     1,462        6,791
                         ------    -------   --------  -------     ------       ------
Units outstanding at
 December 31, 1998...... 85,784        --     117,698  110,519      7,412       17,514
                         ------    -------   --------  -------     ------       ------
 Net premiums........... 15,661        --      37,026    4,245      1,433        5,331
 Loan interest..........     (1)       --           9       (8)         1            3
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (222)       --         --       (44)       --           --
   Surrenders........... (4,503)       --      (9,425)    (622)      (449)        (488)
   Loans................ (2,322)       --      (9,247)    (673)        (5)         (81)
   Cost of insurance and
    administrative ex-
    penses.............. (8,750)       --     (12,766)  (9,984)      (510)      (2,392)
 Transfers (to) from the
  Guarantee Account.....    --                    --       --         --           --
 Interfund transfers....   (346)       --       7,179   (1,367)    (1,909)        (912)
                         ------    -------   --------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions...........   (483)       --      12,776   (8,453)    (1,439)       1,461
                         ------    -------   --------  -------     ------       ------
Units outstanding at
 December 31, 1999...... 85,301        --     130,474  102,066      5,973       18,975
                         ======    =======   ========  =======     ======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                    GE Investments Funds, Inc. (continued)
                                -------------------------------------------------
                                Global  Value                          Premier
                                Income  Equity  Income  U.S. Equity Growth Equity
                                 Fund    Fund    Fund      Fund         Fund
                                ------  ------  ------  ----------- -------------
Type I Units:
Units outstanding at December
 31, 1996......................   --      --       --        --           --
                                -----   -----   ------     -----        -----
 Net premiums..................   128     444       74       --           --
 Loan interest.................   --      --         1       --           --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............   --      --       --        --           --
  Surrenders...................   --      --       --        --           --
  Loans........................   (24)    --       --        --           --
  Cost of insurance and
   administrative expenses.....   (37)    (77)    (166)      --           --
 Interfund transfers...........   829     661   37,858       --           --
                                -----   -----   ------     -----        -----
Net increase (decrease) in
 units from capital
 transactions..................   896   1,028   37,767       --           --
                                -----   -----   ------     -----        -----
Units outstanding at December
 31, 1997......................   896   1,028   37,767       --           --
                                -----   -----   ------     -----        -----
 Net premiums.................. 1,593   2,656    5,943        30          --
 Loan interest.................   --        3       (7)      --           --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............   --      --       --        --           --
  Surrenders...................   --     (211)  (2,891)      --           --
  Loans........................   --      (84)     (66)      --           --
  Cost of insurance and
   administrative expenses.....  (464)   (648)  (3,205)      (22)         --
 Transfers (to) from the
  Guarantee Account............   --      --       --        --           --
 Interfund transfers...........   985   2,342    2,659        10          --
                                -----   -----   ------     -----        -----
Net increase (decrease) in
 units from capital
 transactions.................. 2,114   4,058    2,433        18          --
                                -----   -----   ------     -----        -----
Units outstanding at December
 31, 1998...................... 3,010   5,086   40,200        18          --
                                -----   -----   ------     -----        -----
 Net premiums.................. 1,215   1,407    4,423       302          275
 Loan interest.................   --        4        1       --           --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............   --      --       --        --           --
  Surrenders...................  (107)   (301)    (373)      --           --
  Loans........................   --      (18)    (201)      --           --
  Cost of insurance and
   administrative expenses.....  (259)   (775)  (2,961)     (113)         (69)
 Transfers (to) from the
  Guarantee Account............   --      --       --        --           --
 Interfund transfers...........    (3)  3,672   (4,367)    1,727        5,227
                                -----   -----   ------     -----        -----
Net increase (decrease) in
 units from capital
 transactions..................   846   3,989   (3,478)    1,916        5,433
                                -----   -----   ------     -----        -----
Units outstanding at December
 31, 1999...................... 3,856   9,075   36,722     1,934        5,433
                                =====   =====   ======     =====        =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                         ----------------------------------------------------------
                                        Aggressive   Capital     High     Multiple
                         Money  Bond      Growth   Appreciation Income   Strategies
                         Fund  Fund/VA   Fund/VA     Fund/VA    Fund/VA   Fund/VA
                         ----- -------  ---------- ------------ -------  ----------
Type I Units:
Units outstanding at
 December 31, 1996......   45  13,055     63,799      44,162    32,190     22,651
                          ---  ------    -------      ------    ------     ------
 Net premiums...........    6    (539)    20,919      11,890    10,966      3,690
 Loan interest..........  --      --           8         (14)      --          (4)
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......  --      --          (8)        --        --         --
   Surrenders...........  --      167     (1,104)     (1,783)     (595)    (1,437)
   Loans................  --       19     (1,014)       (327)     (766)      (139)
   Cost of insurance and
    administrative ex-
    penses..............  (12)    221     (8,094)     (4,561)   (4,949)    (1,822)
 Interfund transfers....  (39)    114      1,620       4,663    11,197       (378)
                          ---  ------    -------      ------    ------     ------
Net increase (decrease)
 in units from capital
 transactions...........  (45)    (18)    12,327       9,868    15,853        (90)
                          ---  ------    -------      ------    ------     ------
Units outstanding at
 December 31, 1997......  --   13,037     76,126      54,030    48,043     22,561
                          ---  ------    -------      ------    ------     ------
 Net premiums...........  --    4,915     23,331      12,058    11,931      5,523
 Loan interest..........  --       (2)         5          (8)       (9)        (5)
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......  --      --         --          --        (88)       --
   Surrenders...........  --     (776)    (4,257)     (2,931)   (2,666)      (277)
   Loans................  --      (59)    (1,894)       (232)     (483)      (320)
   Cost of insurance and
    administrative ex-
    penses..............  --   (1,448)   (10,077)     (5,205)   (5,457)    (2,167)
 Transfers (to) from the
  Guarantee Account.....  --      --          (8)        --        --         --
 Interfund transfers....  --    1,572     (2,098)      1,707     1,100       (457)
                          ---  ------    -------      ------    ------     ------
Net increase (decrease)
 in units from capital
 transactions...........  --    4,202      5,002       5,389     4,328      2,297
                          ---  ------    -------      ------    ------     ------
Units outstanding at
 December 31, 1998......  --   17,239     81,128      59,419    52,371     24,858
                          ---  ------    -------      ------    ------     ------
 Net premiums...........  --    3,765     10,658         940     8,672      3,427
 Loan interest..........  --        1         (8)         (2)       25        --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......  --      --         (41)         (7)       (6)        (8)
   Surrenders...........  --     (592)    (2,676)       (202)   (2,276)      (788)
   Loans................  --      (36)    (3,253)        (79)   (1,224)      (248)
   Cost of insurance and
    administrative ex-
    penses..............  --   (1,479)    (5,482)       (453)   (4,185)    (1,754)
 Transfers (to) from the
  Guarantee Account.....  --      --         --          --        --         --
 Interfund transfers....  --      109     (4,525)       (198)   (1,264)    (1,536)
                          ---  ------    -------      ------    ------     ------
Net increase (decrease)
 in units from capital
 transactions...........  --    1,768     (5,327)         (1)     (258)      (907)
                          ---  ------    -------      ------    ------     ------
Units outstanding at
 December 31, 1999......  --   19,007     75,801      59,418    52,113     23,951
                          ===  ======    =======      ======    ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                       Variable Insurance  Products Fund
                               -------------------------------------------------
                                 Money     High     Equity-
                                Market    Income    Income    Growth   Overseas
                               Portfolio Portfolio Portfolio Portfolio Portfolio
                               --------- --------- --------- --------- ---------
Type I Units:
Units outstanding at December
 31, 1996....................    20,234    8,361    101,828   103,102    81,098
                                -------   ------    -------   -------   -------
 Net premiums................       --         6     30,443    27,236    14,830
 Loan interest...............        (2)      (1)        17       (20)      (27)
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............       --       --          (8)     (320)      (11)
  Surrenders.................       --       (83)    (2,046)   (3,071)   (3,198)
  Loans......................       (67)     (56)    (1,200)   (2,624)   (1,198)
  Cost of insurance and
   administrative expenses...    (1,113)    (571)   (13,023)  (12,010)   (7,354)
 Interfund transfers.........   (19,052)  (7,656)    18,157     3,258   (11,825)
                                -------   ------    -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions................   (20,234)  (8,361)    32,340    12,449    (8,783)
                                -------   ------    -------   -------   -------
Units outstanding at December
 31, 1997....................       --       --     134,168   115,551    72,315
                                -------   ------    -------   -------   -------
 Net premiums................       --       --      33,122    17,733    14,458
 Loan interest...............       --       --         (16)      (69)      (49)
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............       --       --        (107)      (39)      --
  Surrenders.................       --       --      (7,257)   (5,525)   (3,976)
  Loans......................       --       --      (1,208)   (1,226)     (438)
  Cost of insurance and
   administrative expenses...       --       --     (15,042)   (9,854)   (7,205)
 Transfers (to) from the
  Guarantee Account..........       --       --         --        --        --
 Interfund transfers.........       --       --         477    13,237       250
                                -------   ------    -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions................       --       --       9,969    14,257     3,040
                                -------   ------    -------   -------   -------
Units outstanding at December
 31, 1998....................       --       --     144,137   129,808    75,355
                                -------   ------    -------   -------   -------
 Net premiums................       --       --      25,811    13,506     8,226
 Loan interest...............       --       --          22       (68)       (6)
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............       --       --        (157)     (243)     (112)
  Surrenders.................       --       --      (4,410)   (7,080)   (2,762)
  Loans......................       --       --      (3,312)   (2,060)   (1,115)
  Cost of insurance and
   administrative expenses...       --       --     (11,683)   (8,374)   (4,317)
 Transfers (to) from the
  Guarantee Account..........       --       --         --        --        --
 Interfund transfers.........       --       --     (15,909)  (10,368)   (3,401)
                                -------   ------    -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions................       --       --      (9,638)  (14,687)   (3,487)
                                -------   ------    -------   -------   -------
Units outstanding at December
 31, 1999....................       --       --     134,499   115,121    71,868
                                =======   ======    =======   =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                    Variable Insurance    Variable Insurance
                                     Products Fund II      Products Fund III
                                   -------------------- -----------------------
                                     Asset              Growth &     Growth
                                    Manager  Contrafund  Income   Opportunities
                                   Portfolio Portfolio  Portfolio   Portfolio
                                   --------- ---------- --------- -------------
Type I Units:
Units outstanding at December 31,
 1996.............................  135,501    62,082       --          --
                                    -------   -------    ------      ------
 Net premiums.....................   30,613    36,387       454         598
 Loan interest....................      (18)       (8)      --          --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................      --       (320)      --          --
  Surrenders......................   (5,817)   (5,335)      --          --
  Loans...........................   (1,388)     (781)      --          --
  Cost of insurance and
   administrative expenses........  (15,641)  (12,219)     (125)       (125)
 Interfund transfers..............   20,449    17,222     3,484       5,332
                                    -------   -------    ------      ------
Net increase (decrease) in units
 from capital transactions........   28,198    34,946     3,813       5,805
                                    -------   -------    ------      ------
Units outstanding at December 31,
 1997.............................  163,699    97,028     3,813       5,805
                                    -------   -------    ------      ------
 Net premiums.....................   16,997    30,522     8,879       2,947
 Loan interest....................       (9)      (26)      --           (2)
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................     (155)     (144)      --          --
  Surrenders......................   (7,043)   (5,242)     (219)         (3)
  Loans...........................   (1,134)   (1,902)      (19)       (483)
  Cost of insurance and
   administrative expenses........  (11,046)  (13,480)   (1,697)     (1,664)
 Transfers (to) from the Guarantee
  Account.........................      --         (5)      --          --
 Interfund transfers..............   (3,207)   13,189     6,067       9,681
                                    -------   -------    ------      ------
Net increase (decrease) in units
 from capital transactions........   (5,597)   22,912    13,011      10,476
                                    -------   -------    ------      ------
Units outstanding at December 31,
 1998.............................  158,102   119,940    16,824      16,281
                                    -------   -------    ------      ------
 Net premiums.....................   14,013    20,627     3,421       2,186
 Loan interest....................      (17)      (46)        1          (6)
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................      (75)      --        --          --
  Surrenders......................   (3,495)   (4,709)     (652)       (100)
  Loans...........................   (1,110)   (1,173)      (32)        --
  Cost of insurance and
   administrative expenses........   (9,169)  (10,938)   (1,730)     (1,384)
 Transfers (to) from the Guarantee
  Account.........................      --        --        --          --
 Interfund transfers..............   (6,414)  (14,178)   (2,229)     (1,296)
                                    -------   -------    ------      ------
Net increase (decrease) in units
 from capital transactions........   (6,267)  (10,417)   (1,221)       (600)
                                    -------   -------    ------      ------
Units outstanding at December 31,
 1999.............................  151,835   109,523    15,603      15,681
                                    =======   =======    ======      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                              Neuberger & Berman
                           Advisers Management Trust    Federated Insurance Series
                         ----------------------------- ----------------------------
                                                       American
                         Balanced    Bond     Growth   Leaders  High Income Utility
                         Portfolio Portfolio Portfolio Fund II    Fund II   Fund II
                         --------- --------- --------- -------- ----------- -------
Type I Units:
Units outstanding at
 December 31, 1996......   14,270    6,358     8,592       205     2,627     6,422
                          -------   ------    ------    ------    ------    ------
 Net premiums...........       17      --         30     1,922     2,964     3,027
 Loan interest..........       (2)     --         (6)      --        --        --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......      --       --        --        --        --        --
   Surrenders...........     (651)      (5)     (179)      --        --        --
   Loans................      (77)     --        (60)      --       (219)      --
   Cost of insurance and
    administrative ex-
    penses..............     (597)    (128)     (357)     (260)     (668)     (725)
 Interfund transfers....  (12,960)  (6,225)   (8,020)    1,302     1,484       819
                          -------   ------    ------    ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........  (14,270)  (6,358)   (8,592)    2,964     3,561     3,121
                          -------   ------    ------    ------    ------    ------
Units outstanding at
 December 31, 1997......      --       --        --      3,169     6,188     9,543
                          -------   ------    ------    ------    ------    ------
 Net premiums...........      --       --        --      6,297     3,841     3,173
 Loan interest..........      --       --        --          2         4       --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......      --       --        --        --        --        --
   Surrenders...........      --       --        --       (394)     (254)     (121)
   Loans................      --       --        --        (69)     (238)      (18)
   Cost of insurance and
    administrative ex-
    penses..............      --       --        --     (1,728)   (1,274)   (1,035)
 Transfers (to) from the
  Guarantee Account.....      --       --        --        --        --        --
 Interfund transfers....      --       --        --      6,131       985       (87)
                          -------   ------    ------    ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........      --       --        --     10,239     3,064     1,912
                          -------   ------    ------    ------    ------    ------
Units outstanding at
 December 31, 1998......      --       --        --     13,408     9,252    11,455
                          -------   ------    ------    ------    ------    ------
 Net premiums...........      --       --        --      5,066     2,703     1,671
 Loan interest..........      --       --        --          7        (3)       (1)
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......      --       --        --        --        --        --
   Surrenders...........      --       --        --       (637)     (296)     (111)
   Loans................      --       --        --          3        (7)      --
   Cost of insurance and
    administrative ex-
    penses..............      --       --        --     (1,849)     (891)     (930)
 Transfers (to) from the
  Guarantee Account.....      --       --        --        --        --        --
 Interfund transfers....      --       --        --        637     1,142       (83)
                          -------   ------    ------    ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........      --       --        --      3,227     2,648       546
                          -------   ------    ------    ------    ------    ------
Units outstanding at
 December 31, 1999......      --       --        --     16,635    11,900    12,001
                          =======   ======    ======    ======    ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                                              PBHG Insurance
                                     Alger American Fund     Series Fund, Inc.
                                   ------------------------ -------------------
                                       Small                Large Cap
                                   Capitalization  Growth    Growth   Growth II
                                     Portfolio    Portfolio Portfolio Portfolio
                                   -------------- --------- --------- ---------
Type I Units:
Units outstanding at December 31,
 1996.............................     43,392      129,520      --        --
                                      -------      -------    -----    ------
 Net premiums.....................     35,801       33,924      391       960
 Loan interest....................        192           58      --        --
 Transfers (to) from the general
  account of GE Life & Annuity:
   Death benefits.................        --           --       --        --
   Surrenders.....................       (387)      (1,726)     (16)      --
   Loans..........................       (467)        (562)     --        --
   Cost of insurance and
    administrative expenses.......    (10,737)     (10,957)    (122)     (148)
 Interfund transfers..............      8,457      (86,458)   2,001     1,160
                                      -------      -------    -----    ------
Net increase (decrease) in units
 from capital transactions........     32,859      (65,721)   2,254     1,972
                                      -------      -------    -----    ------
Units outstanding at December 31,
 1997.............................     76,251       63,799    2,254     1,972
                                      -------      -------    -----    ------
 Net premiums.....................     32,605       17,385    2,279     1,203
 Loan interest....................          9            5        1       --
 Transfers (to) from the general
  account of GE Life & Annuity:
   Death benefits.................        (72)         (53)     --        --
   Surrenders.....................     (2,415)      (8,436)     (57)      (16)
   Loans..........................     (2,883)         653     (569)      --
   Cost of insurance and
    administrative expenses.......    (10,216)      (7,880)    (608)     (565)
 Transfers (to) from the Guarantee
  Account.........................        --           --       --        --
 Interfund transfers..............     (4,182)      20,083    1,170       185
                                      -------      -------    -----    ------
Net increase (decrease) in units
 from capital transactions........     12,846       21,757    2,216       807
                                      -------      -------    -----    ------
Units outstanding at December 31,
 1998.............................     89,097       85,556    4,470     2,779
                                      -------      -------    -----    ------
 Net premiums.....................     14,158       18,292    1,496     4,760
 Loan interest....................          6            3       (9)      --
 Transfers (to) from the general
  account of GE Life & Annuity:
   Death benefits.................        --           --       --        --
   Surrenders.....................     (2,787)      (1,514)    (133)   (1,121)
   Loans..........................     (1,178)        (537)     (21)      --
   Cost of insurance and
    administrative expenses.......     (6,036)      (7,299)    (563)   (1,461)
 Transfers (to) from the Guarantee
  Account.........................        --           --       --        --
 Interfund transfers..............     20,595      (15,368)     221      (137)
                                      -------      -------    -----    ------
Net increase (decrease) in units
 from capital transactions........     24,758       (6,423)     991     2,041
                                      -------      -------    -----    ------
Units outstanding at December 31,
 1999.............................    113,855       79,133    5,461     4,820
                                      =======      =======    =====    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                                       Janus Aspen Series
                         ------------------------------------------------------------------------------
                         Aggressive                                Flexible  International   Capital
                           Growth    Growth   World Wide Balanced   Income      Growth     Appreciation
                         Portfolio  Portfolio Portfolio  Portfolio Portfolio   Portfolio    Portfolio
                         ---------- --------- ---------- --------- --------- ------------- ------------
Type I Units:
Units outstanding at
 December 31, 1996......   69,875     74,890    90,240    13,755       780       4,602           --
                          -------    -------   -------    ------    ------      ------        ------
 Net premiums...........   33,956     31,979    45,089     5,204     3,339      10,507           131
 Loan interest..........     (117)        31        41       --        --            1           --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......      --         --        --        --        --          --            --
   Surrenders...........   (2,572)    (1,161)   (1,946)     (491)      --         (270)          --
   Loans................     (475)    (1,040)     (626)      (41)      --          (35)          --
   Cost of insurance and
    administrative
    expenses............  (12,062)   (10,466)  (15,323)   (2,215)     (868)     (2,301)          (99)
 Interfund transfers....   28,188     13,930    43,635    26,265     2,338      10,760           652
                          -------    -------   -------    ------    ------      ------        ------
Net increase (decrease)
 in units from capital
 transactions...........   46,918     33,273    70,870    28,722     4,809      18,662           684
                          -------    -------   -------    ------    ------      ------        ------
Units outstanding at
 December 31, 1997......  116,793    108,163   161,110    42,477     5,589      23,264           684
                          -------    -------   -------    ------    ------      ------        ------
 Net premiums...........   24,642     27,838    47,797    12,861     2,801       8,858         4,038
 Loan interest..........        6          6       (21)       (3)      --          --             22
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......      (43)       (45)      (68)      --        (84)        (39)          --
   Surrenders...........   (6,780)    (5,890)   (7,737)     (520)      (64)     (1,149)          (27)
   Loans................   (2,146)      (267)   (2,519)   (1,038)      --          (26)          --
   Cost of insurance and
    administrative
    expenses............  (10,966)   (12,198)  (20,085)   (5,313)   (1,139)     (3,657)       (1,554)
 Transfers (to) from the
  Guarantee Account.....      --         --         (5)      --        --          --            --
 Interfund transfers....  (23,977)     9,558    11,118     5,127      (291)      3,504         5,052
                          -------    -------   -------    ------    ------      ------        ------
Net increase (decrease)
 in units from capital
 transactions...........  (19,264)    19,002    28,480    11,114     1,223       7,491         7,531
                          -------    -------   -------    ------    ------      ------        ------
Units outstanding at
 December 31, 1998......   97,529    127,165   189,590    53,591     6,812      30,755         8,215
                          -------    -------   -------    ------    ------      ------        ------
 Net premiums...........   12,369     16,689    38,292     6,407       251       6,335         2,077
 Loan interest..........      (46)        (1)      (76)      (10)      --            5             7
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......     (171)      (161)     (222)      --        --          --            --
   Surrenders...........   (3,586)    (3,363)   (5,000)     (955)     (326)       (867)         (284)
   Loans................   (4,215)    (1,314)   (2,004)     (105)      --          (31)          (98)
   Cost of insurance and
    administrative
    expenses............   (7,317)    (7,290)  (21,189)   (4,660)     (952)     (3,152)       (1,822)
 Transfers (to) from the
  Guarantee Account.....      --         --        --        --        --          --            --
 Interfund transfers....   25,088     18,674    (6,785)    8,897       208       1,272        14,138
                          -------    -------   -------    ------    ------      ------        ------
Net increase (decrease)
 in units from capital
 transactions...........   22,122     23,234     3,016     9,574      (819)      3,562        14,018
                          -------    -------   -------    ------    ------      ------        ------
Units outstanding at
 December 31, 1999......  119,651    150,399   192,606    63,165     5,993      34,317        22,233
                          =======    =======   =======    ======    ======      ======        ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies - Continued

                          Goldman Sachs Variable        Salomon Brothers
                             Insurance Trust        Variable Series Fund Inc.
                          ---------------------- -------------------------------
                          Growth and   Mid Cap   Strategic Investors    Total
                          Income Fund Value Fund Bond Fund   Fund    Return Fund
                          ----------- ---------- --------- --------- -----------
Type I Units:
Units outstanding at De-
 cember 31, 1996........      --           --       --        --         --
                              ---       ------      ---       ---        ---
 Net premiums...........      --           --       --        --         --
 Loan interest..........      --           --       --        --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --           --       --        --         --
  Surrenders............      --           --       --        --         --
  Loans.................      --           --       --        --         --
  Cost of insurance and
   administrative ex-
   penses...............      --           --       --        --         --
 Interfund transfers....      --           --       --        --         --
                              ---       ------      ---       ---        ---
   Net increase
    (decrease) in units
    from capital
    transactions........      --           --       --        --         --
                              ---       ------      ---       ---        ---
Units outstanding at De-
 cember 31, 1997........      --           --       --        --         --
                              ---       ------      ---       ---        ---
 Net premiums...........      --           --       --        --         --
 Loan interest..........      --           --       --        --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --           --       --        --         --
  Surrenders............      --           --       --        --         --
  Loans.................      --           --       --        --         --
  Cost of insurance and
   administrative ex-
   penses...............      (13)         --       --        --         --
 Transfers (to) from the
  Guarantee Account.....      --           --       --        --         --
 Interfund transfers....       94          --       --        126        --
                              ---       ------      ---       ---        ---
   Net increase
    (decrease) in units
    from capital
    transactions........       81          --       --        126        --
                              ---       ------      ---       ---        ---
Units outstanding at De-
 cember 31, 1998........       81          --       --        126        --
                              ---       ------      ---       ---        ---
 Net premiums...........      --         2,906      --        --          25
 Loan interest..........      --           --       --        --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --           --       --        --         --
  Surrenders............      --           --       --        --         --
  Loans.................      --           --       --        --         --
  Cost of insurance and
   administrative ex-
   penses...............       (8)        (160)     --        (15)       (16)
 Transfers (to) from the
  Guarantee Account.....      --           --       --        --         --
 Interfund transfers....      (73)      44,496      --        --          94
                              ---       ------      ---       ---        ---
   Net increase
    (decrease) in units
    from capital
    transactions........      (81)      47,242      --        (15)       103
                              ---       ------      ---       ---        ---
Units outstanding at De-
 cember 31, 1999........      --        47,242      --        111        103
                              ===       ======      ===       ===        ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies - Continued

                                           GE Investments Funds, Inc.
                          ---------------------------------------------------------------
                          S&P 500  Government  Money    Total   International Real Estate
                           Index   Securities  Market   Return     Equity     Securities
                           Fund       Fund      Fund     Fund       Fund         Fund
                          -------  ---------- --------  ------  ------------- -----------
Type II Units:
Units outstanding at
 December 31, 1997......     --       --           --     --          --           --
                          ------      ---     --------  -----      ------        -----
 Net premiums...........  14,211      --       203,673  1,858         444        4,046
 Loan interest..........     --       --           --     --          --           --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     --       --           --     --          --           --
 Surrenders.............     --       --           --     --          --           (16)
 Loans..................     --       --           --     --          --           --
 Cost of insurance and
  administrative
  expenses..............  (1,193)     --        (6,092)  (323)        (44)        (252)
 Interfund transfers....   2,066      --       (76,055) 2,682           9        1,224
                          ------      ---     --------  -----      ------        -----
Net increase in units
 from capital
 transactions...........  15,084      --       121,526  4,217         409        5,002
                          ------      ---     --------  -----      ------        -----
Units outstanding at
 December 31, 1998......  15,084      --       121,526  4,217         409        5,002
                          ------      ---     --------  -----      ------        -----
 Net premiums...........  28,289      --       373,827  2,488       8,139        2,648
 Loan interest..........      (3)     --           --     --          --           --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     --       --           --    (400)        --           --
 Surrenders.............    (219)     --           (61)   --          --          (285)
 Loans..................    (661)     --       (13,879)   --          --           --
 Cost of insurance and
  administrative
  expenses..............  (6,092)     --       (16,872)  (941)     (1,016)        (956)
 Interfund transfers....  12,671      --      (292,484)   625         277        2,408
                          ------      ---     --------  -----      ------        -----
Net increase in units
 from capital
 transactions...........  33,985      --        50,531  1,772       7,400        3,815
                          ------      ---     --------  -----      ------        -----
Units outstanding at
 December 31, 1999......  49,069      --       172,057  5,989       7,809        8,817
                          ======      ===     ========  =====      ======        =====


                                     GE Investments Funds, Inc. (continued)
                                 -------------------------------------------------
                                 Global  Value                          Premier
                                 Income  Equity  Income  U.S. Equity Growth Equity
                                  Fund    Fund    Fund      Fund         Fund
                                 ------  ------  ------  ----------- -------------
Type II Units:
Units outstanding at December
 31, 1997......................    --       --     --         --           --
                                 -----   ------  -----     ------        -----
 Net premiums..................    134    5,572     14      3,071          --
 Loan interest.................    --       --     --         --           --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
 Death benefits................    --       --     --         --           --
 Surrenders....................    --        (6)   --          (8)         --
 Loans.........................    --       --     --         --           --
 Cost of insurance and
  administrative expenses......    (24)    (386)   (24)      (203)         --
 Interfund transfers...........    --     4,923    214      1,879          --
                                 -----   ------  -----     ------        -----
Net increase in units from
 capital transactions..........    110   10,103    204      4,739          --
                                 -----   ------  -----     ------        -----
Units outstanding at December
 31, 1998......................    110   10,103    204      4,739          --
                                 -----   ------  -----     ------        -----
 Net premiums..................    953   11,785  2,123     11,266        3,298
 Loan interest.................    --        (8)   --         --           --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
 Death benefits................    --      (604)   --         --           --
 Surrenders....................    --       --     --         (39)         --
 Loans.........................    --    (1,237)   --         --           --
 Cost of insurance and
  administrative expenses......   (287)  (1,693)  (353)    (2,119)        (475)
 Interfund transfers...........  3,476    6,445    (10)     1,503        3,411
                                 -----   ------  -----     ------        -----
Net increase in units from
 capital transactions..........  4,142   14,688  1,760     10,611        6,234
                                 -----   ------  -----     ------        -----
Units outstanding at December
 31, 1999......................  4,252   24,791  1,964     15,350        6,234
                                 =====   ======  =====     ======        =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies - Continued

                                   Oppenheimer Variable Account Funds
                         ------------------------------------------------------
                                   Aggressive   Capital      High     Multiple
                           Bond      Growth   Appreciation  Income   Strategies
                           Fund       Fund        Fund       Fund       Fund
                         --------- ---------- ------------ --------- ----------
Type II Units:
Units outstanding at
 December 31, 1997......     --        --           --         --        --
                          ------     -----       ------     ------     -----
 Net premiums...........   2,180     1,554        2,669      1,658     2,207
 Loan interest..........     --        --           --         --        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     --        --           --         --        --
 Surrenders.............     --        --           --         --        --
 Loans..................     --        --           --         --        --
 Cost of insurance and
  administrative
  expenses..............    (319)     (145)        (343)      (103)      (63)
 Interfund transfers....     675     1,719          456        255        46
                          ------     -----       ------     ------     -----
   Net increase in units
    from capital
    transactions........   2,536     3,128        2,782      1,810     2,190
                          ------     -----       ------     ------     -----
Units outstanding at
 December 31, 1998......   2,536     3,128        2,782      1,810     2,190
                          ------     -----       ------     ------     -----
 Net premiums...........   2,591     1,518        5,822      3,721     2,421
 Loan interest..........     --        --           --         --        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     --        --           --         --        --
 Surrenders.............      (1)     (109)          (3)       --        --
 Loans..................     --         (2)         (61)       --        --
 Cost of insurance and
  administrative
  expenses..............  (1,241)     (489)      (1,163)      (557)     (294)
 Interfund transfers....   4,538       391        1,282      2,515       (67)
                          ------     -----       ------     ------     -----
   Net increase in units
    from capital
    transactions........   5,887     1,309        5,877      5,679     2,060
                          ------     -----       ------     ------     -----
Units outstanding at
 December 31, 1999......   8,423     4,437        8,659      7,489     4,250
                          ======     =====       ======     ======     =====
                                    Variable Insurance Products Fund
                         ------------------------------------------------------
                           Money      High      Equity-
                          Market     Income      Income     Growth    Overseas
                         Portfolio Portfolio   Portfolio   Portfolio Portfolio
                         --------- ---------- ------------ --------- ----------
Type II Units:
Units outstanding at
 December 31, 1997......     --        --           --         --        --
                          ------     -----       ------     ------     -----
 Net premiums...........                          4,605      1,787       590
 Loan interest..........     --        --           --         --        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     --        --           --         --        --
 Surrenders.............     --        --           --          (2)      --
 Loans..................     --        --           --         --        --
 Cost of insurance and
  administrative
  expenses..............     --        --          (436)      (186)      (63)
 Interfund transfers....     --        --         2,211        171        44
                          ------     -----       ------     ------     -----
   Net increase in units
    from capital
    transactions........     --        --         6,380      1,770       571
                          ------     -----       ------     ------     -----
Units outstanding at
 December 31, 1998......     --        --         6,380      1,770       571
                          ------     -----       ------     ------     -----
 Net premiums...........     --        --         6,469      8,198     3,033
 Loan interest..........     --        --           --         --        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     --        --          (413)       --        --
 Surrenders.............     --        --           (27)       (28)      --
 Loans..................     --        --           (93)       (96)      --
 Cost of insurance and
  administrative
  expenses..............     --        --        (1,395)    (1,444)     (669)
 Interfund transfers....     --        --         1,232      4,342       868
                          ------     -----       ------     ------     -----
   Net increase in units
    from capital
    transactions........     --        --         5,773     10,972     3,232
                          ------     -----       ------     ------     -----
Units outstanding at
 December 31, 1999......     --        --        12,153     12,742     3,803
                          ======     =====       ======     ======     =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                                     Variable Insurance    Variable Insurance
                                      Products Fund II      Products Fund III
                                    -------------------- -----------------------
                                      Asset              Growth &     Growth
                                     Manager  Contrafund  Income   Opportunities
                                    Portfolio Portfolio  Portfolio   Portfolio
                                    --------- ---------- --------- -------------
Type II Units:
Units outstanding at December 31,
 1997..............................     --         --        --          --
                                      -----     ------    ------      ------
 Net premiums......................   1,321     11,842     6,034       2,476
 Loan interest.....................     --         --        --          --
 Transfers (to) from the general
  account of GE Life & Annuity:
 Death benefits....................     --         --        --          --
 Surrenders........................     --         (35)      --          (31)
 Loans.............................     --        (123)      201         --
 Cost of insurance and
  administrative expenses..........     (67)      (904)     (599)       (208)
 Interfund transfers...............      24      4,847     3,160         245
                                      -----     ------    ------      ------
   Net increase in units from
    capital transactions...........   1,278     15,627     8,796       2,482
                                      -----     ------    ------      ------
Units outstanding at December 31,
 1998..............................   1,278     15,627     8,796       2,482
                                      -----     ------    ------      ------
 Net premiums......................   1,964     16,460    22,463       7,729
 Loan interest.....................     --          (3)      --          --
 Transfers (to) from the general
  account of GE Life & Annuity:
 Death benefits....................     --         --        --          --
 Surrenders........................     --         (33)      (32)        --
 Loans.............................       1       (487)      (29)        (31)
 Cost of insurance and
  administrative expenses..........    (280)    (3,385)   (4,444)     (1,892)
 Interfund transfers...............      85     13,182     5,886       4,477
                                      -----     ------    ------      ------
   Net increase in units from
    capital transactions...........   1,770     25,734    23,844      10,283
                                      -----     ------    ------      ------
Units outstanding at December 31,
 1999..............................   3,048     41,361    32,640      12,765
                                      =====     ======    ======      ======

                                 Federated Insurance
                                        Series             Alger American Fund
                               ------------------------ -------------------------
                               American  High                Small
                               Leaders  Income  Utility  Capitalization  Growth
                               Fund II  Fund II Fund II    Portfolio    Portfolio
                               -------- ------- ------- --------------- ---------
Type II Units:
Units outstanding at December
 31, 1997....................      --      --      --          --           --
                                ------   -----   -----      ------       ------
 Net premiums................    3,993   1,042   1,404       2,957        2,770
 Loan interest...............      --      --      --          --           --
 Transfers (to) from the
  general account of GE Life
  & Annuity:
 Death benefits..............      --      --      --          --           --
 Surrenders..................      --      --      --          --           --
 Loans.......................      --      --      --          --           --
 Cost of insurance and
  administrative expenses....     (282)    (90)    (89)       (317)        (366)
 Interfund transfers.........    1,544      85      35       3,104        3,686
                                ------   -----   -----      ------       ------
   Net increase in units from
    capital transactions.....    5,255   1,037   1,350       5,744        6,090
                                ------   -----   -----      ------       ------
Units outstanding at December
 31, 1998....................    5,255   1,037   1,350       5,744        6,090
                                ------   -----   -----      ------       ------
 Net premiums................    9,243   5,365   2,927       9,990       24,310
 Loan interest...............      --      --       (3)        --           --
 Transfers (to) from the
  general account of GE Life
  & Annuity:
 Death benefits..............      --      --      --          --           --
 Surrenders..................       (1)    --      --          (36)         (72)
 Loans.......................       (1)    --     (566)        --           (32)
 Cost of insurance and
  administrative expenses....   (1,629)   (812)   (478)     (1,870)      (4,566)
 Interfund transfers.........    3,735   2,531   4,176       4,696       17,028
                                ------   -----   -----      ------       ------
   Net increase in units from
    capital transactions.....   11,347   7,084   6,056      12,780       36,668
                                ------   -----   -----      ------       ------
Units outstanding at December
 31, 1999....................   16,602   8,121   7,406      18,524       42,758
                                ======   =====   =====      ======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                                                                                                        PBHG Insurance
                                                    Janus Aspen Series                                Series Fund, Inc.
                      ------------------------------------------------------------------------------ --------------------
                      Aggressive                                Flexible  International   Capital    PBHG Large   PBHG
                        Growth    Growth   World Wide Balanced   Income      Growth     Appreciation Cap Growth Growth II
                      Portfolio  Portfolio Portfolio  Portfolio Portfolio   Portfolio    Portfolio   Portfolio  Portfolio
                      ---------- --------- ---------- --------- --------- ------------- ------------ ---------- ---------
Type II Units:
Units outstanding at
 December 31, 1997..       --        --         --        --        --          --            --         --         --
                        ------    ------     ------    ------     -----      ------        ------      -----      -----
 Net premiums.......     8,732     9,826     15,030    10,226       365      15,053         3,233        812        367
 Loan interest......       --        --         --        --        --          --            --         --         --
 Transfers (to) from
  the general
  account of GE Life
  & Annuity:
  Death benefits....       --        --         --        --        --          --            --         --         --
  Surrenders........       --        (23)       (22)      --        --          --            --         (20)        (8)
  Loans.............       --        --         --        --        --          --            --         --         --
  Cost of insurance
   and
   administrative
   expenses.........      (594)     (753)    (1,180)     (735)      (44)       (999)         (279)      (127)       (74)
 Interfund
  transfers.........     3,849     1,299      5,095     3,376       111       7,307           595        --       2,930
                        ------    ------     ------    ------     -----      ------        ------      -----      -----
Net increase in
 units from capital
 transactions.......    11,987    10,349     18,923    12,867       432      21,361         3,549        665      3,215
                        ------    ------     ------    ------     -----      ------        ------      -----      -----
Units outstanding at
 December 31, 1998..    11,987    10,349     18,923    12,867       432      21,361         3,549        665      3,215
                        ------    ------     ------    ------     -----      ------        ------      -----      -----
 Net premiums.......    20,475    25,736     27,011    18,588     3,248       9,638        27,320      1,792      1,601
 Loan interest......       --        --          (8)       (1)      --           (7)          --         --         --
 Transfers (to) from
  the general
  account of GE Life
  & Annuity:
  Death benefits....       --        --        (717)      --        --          --            --         --         --
  Surrenders........       --        (48)       (92)     (326)      --          --             (1)       (13)       --
  Loans.............       (70)     (127)    (1,325)     (203)      --       (1,336)          (80)        (1)       --
  Cost of insurance
   and
   administrative
   expenses.........    (3,896)   (4,807)    (6,014)   (3,963)     (612)     (2,838)       (3,898)      (786)      (290)
 Interfund
  transfers.........    16,837    17,635     10,749     3,842     5,581      18,259        18,547        709      3,114
                        ------    ------     ------    ------     -----      ------        ------      -----      -----
Net increase in
 units from capital
 transactions.......    33,346    38,389     29,604    17,937     8,217      23,716        41,888      1,701      4,425
                        ------    ------     ------    ------     -----      ------        ------      -----      -----
Units outstanding at
 December 31, 1999..    45,333    48,738     48,527    30,804     8,649      45,077        45,437      2,366      7,640
                        ======    ======     ======    ======     =====      ======        ======      =====      =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                                     Goldman Sachs
                                   Variable Insurance  Salomon Brothers Variable
                                         Trust             Series Fund, Inc.
                                   ------------------  --------------------------
                                     Growth   Mid Cap  Strategic           Total
                                   and Income  Value     Bond    Investors Return
                                      Fund     Fund      Fund      Fund     Fund
                                   ---------- -------  --------- --------- ------
Type II Units:
Units outstanding at December 31,
 1997............................      --        --        --       --      --
                                     -----    ------     -----      ---     ---
 Net premiums....................    1,115       742       --       --      --
 Loan interest...................      --        --        --       --      --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.................      --        --        --       --      --
  Surrenders.....................      --        --        --       --      --
  Loans..........................      --        --        --       --      --
  Cost of insurance and adminis-
   trative expenses..............      (23)     (131)      --       --      --
 Interfund transfers.............      --     10,240       --       --      --
                                     -----    ------     -----      ---     ---
Net increase (decrease) in units
 from capital transactions.......    1,092    10,851       --       --      --
                                     -----    ------     -----      ---     ---
Units outstanding at December 31,
 1998............................    1,092    10,851       --       --      --
                                     -----    ------     -----      ---     ---
 Net premiums....................    1,560     2,252     5,549      548       6
 Loan interest...................      --        --        --       --      --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.................      --        --        --       --      --
  Surrenders.....................      (18)      --        --       --      --
  Loans..........................      --        --        --       --      --
  Cost of insurance and adminis-
   trative expenses..............     (378)     (478)     (286)     (53)     (4)
 Interfund transfers.............       35    (5,286)      173      128     --
                                     -----    ------     -----      ---     ---
Net increase (decrease) in units
 from capital transactions.......    1,199    (3,512)    5,436      623       2
                                     -----    ------     -----      ---     ---
Units outstanding at December 31,
 1999............................    2,291     7,339     5,436      623       2
                                     =====    ======     =====      ===     ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

 (d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (e) Use of Estimates

  Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions of 7.5% retained as compensation for certain distribution expenses and premium taxes. In addition, there is a deferred sales charge of up to 45% of the first year's premiums. This charge will be deducted from the policy's cash value in equal installments at the beginning of each of the policy years two through ten with any remaining installments deducted at policy lapse or surrender.

  If a policy is surrendered or lapses during the first nine years for Type I policies or 15 years for Type II policies, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. The charge is a stated percentage of the insurance amount and varies by the age of the policyholder when issued and period of time that the policy has been in force. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with the partial surrender.

  A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance and any benefits added by rider. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes. This charge is deducted daily at an effective annual rate of .70% of the net assets of the Account. For policies issued on or after May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $6 from the policy cash value and for policies issued prior to May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $5 from the policy cash value.

  GE Investments Funds, Inc. (the Fund) is an openend diversified management investment company.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and annuities issued by GE Life & Annuity.

  GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund and Total Return Funds, 1.00% for the International Equity Fund,.85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Value Equity and Premier Growth Equity Funds, and
 .55% for the U.S. Equity Fund. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       CONSOLIDATED FINANCIAL STATEMENTS

                               December 31, 1999
                  (With Independent Auditors' Report Thereon)

                         Independent Auditors' Report


The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion of these consolidated financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.

  As discussed in note 15 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.

                                 /s/ KPMG LLP

Richmond, Virginia
January 21, 2000

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          CONSOLIDATED BALANCE SHEETS
             (Dollar amounts in millions, except per share amounts)

                                                              December 31,
                                                           --------------------
                                                             1999       1998
                                                           ---------  ---------
Assets
Investments:
 Fixed maturities available-for-sale, at fair value....... $ 8,033.7  $ 7,022.8
 Equity securities available-for-sale, at fair value:
  Common stocks...........................................       9.2        6.1
  Preferred stocks, non-redeemable........................      23.9       48.3
 Investment in subsidiary.................................       2.6        2.6
 Mortgage loans, net of valuation allowance of $23.3 and
  $20.9 at December 31, 1999 and 1998, respectively.......     810.5      745.8
 Policy loans.............................................      58.5      204.4
 Real estate owned........................................       2.5        2.5
 Other invested assets....................................     141.5      130.8
                                                           ---------  ---------
  Total investments.......................................   9,082.4    8,163.3
                                                           ---------  ---------
Cash......................................................      21.2       11.1
Accrued investment income.................................     190.2      141.5
Deferred acquisition costs................................     482.5      282.8
Intangible assets.........................................     472.8      458.3
Reinsurance recoverable...................................      72.4       68.9
Deferred income tax asset.................................     120.3       42.1
Other assets..............................................     269.7       64.2
Separate account assets...................................   9,245.8    5,528.7
                                                           ---------  ---------
  Total Assets............................................ $19,957.3  $14,760.9
                                                           =========  =========
Liabilities and Shareholders' Interest
Liabilities:
 Future annuity and contract benefits..................... $ 9,063.0  $ 7,538.1
 Liability for policy and contract claims.................     110.7      154.2
 Other policyholder liabilities...........................     138.8      118.9
 Accounts payable and accrued expenses....................     193.3      127.2
 Separate account liabilities.............................   9,245.8    5,528.7
                                                           ---------  ---------
  Total liabilities.......................................  18,751.6   13,467.1
                                                           ---------  ---------
Shareholders' interest:
 Net unrealized investment gains (losses).................    (134.2)      57.8
                                                           ---------  ---------
 Accumulated non-owner changes in equity..................    (134.2)      57.8
 Preferred stock, Series A ($1,000 par value, $1,000
  redemption and liquidation value, 200,000 shares
  authorized, 120,000 shares issued and outstanding)......     120.0      120.0
 Common stock ($1,000 par value, 50,000 authorized, 25,651
  shares issued and outstanding in 1999; 7,010 issued and
  outstanding, 18,641 declared but not issued in 1998)....      25.6       25.6
 Additional paid-in capital...............................   1,050.7    1,050.1
 Retained earnings........................................     143.6       40.3
                                                           ---------  ---------
  Total shareholders' interest............................   1,205.7    1,293.8
                                                           ---------  ---------
  Total Liabilities and Shareholders' Interest............ $19,957.3  $14,760.9
                                                           =========  =========

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       CONSOLIDATED STATEMENTS OF INCOME
                          (Dollar amounts in millions)

                                                    Years Ended December 31,
                                                    ---------------------------
                                                      1999     1998     1997
                                                    --------  -------- --------
Revenues:
 Net investment income............................. $  638.2  $ 574.7  $ 562.7
 Net realized investment gains.....................     12.0     29.6     19.0
 Premiums..........................................    123.9    123.1    171.8
 Cost of insurance.................................    129.0    128.5    127.2
 Variable product fees.............................     90.2     60.8     44.4
 Other income......................................     24.6     22.3     23.7
                                                    --------  -------  -------
  Total revenues...................................  1,017.9    939.0    948.8
                                                    --------  -------  -------
Benefits and expenses:
 Interest credited.................................    440.8    378.4    373.7
 Benefits and other changes in policy reserves.....    214.7    178.4    217.2
 Commissions.......................................    192.1    112.8    139.1
 General expenses..................................    124.7    111.0     92.2
 Amortization of intangibles, net..................     58.3     64.8     69.7
 Change in deferred acquisition costs, net.........   (179.1)   (74.7)  (112.6)
 Interest expense..................................      1.9      2.2      --
                                                    --------  -------  -------
  Total benefits and expenses......................    853.4    772.9    779.3
                                                    --------  -------  -------
  Income before income taxes and cumulative effect
   of accounting change............................    164.5    166.1    169.5
Provision for income taxes.........................     56.6     60.3     62.1
                                                    --------  -------  -------
  Income before cumulative effect of accounting
   change..........................................    107.9    105.8    107.4
                                                    --------  -------  -------
Cumulative effect of accounting change, net of
 tax...............................................      5.0      --       --
                                                    --------  -------  -------
  Net Income....................................... $  112.9  $ 105.8  $ 107.4
                                                    ========  =======  =======

          See accompanying notes to consolidated financial statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

               CONSOLIDATED STATEMENTS OF SHAREHOLDERS' INTEREST
                          (Dollar amounts in millions)

                                                        Common Stock
                            Preferred                     Declared                 Accumulated
                              Stock      Common Stock  but not Issued   Additional  Non-owner               Total
                          -------------- ------------- ---------------   Paid-In     Changes   Retained Shareholders'
                          Shares  Amount Shares Amount Shares   Amount   Capital    in Equity  Earnings   Interest
                          ------- ------ ------ ------ -------  ------  ---------- ----------- -------- -------------
Balances at December 31,
 1996...................      --    --    7,010   7.0      --     --     1,060.6       25.8       85.7     1,179.1
Changes other than
 transactions with
 shareholders:
 Net income.............      --    --      --    --       --     --         --         --       107.4       107.4
 Net unrealized gains on
  investment securities
  (a)...................      --    --      --    --       --     --         --        61.9        --         61.9
                                                                                                           -------
 Total changes other
  than transactions with
  shareholders..........                                                                                     169.3
Adjustment to reflect
 purchase method........      --    --      --    --       --     --        (2.2)       --         --         (2.2)
                          ------- -----  ------  ----  -------  -----    -------     ------     ------     -------
Balances at December 31,
 1997...................      --    --    7,010   7.0      --     --     1,058.4       87.7      193.1     1,346.2
Changes other than
 transactions with
 shareholders:
 Net income.............      --    --      --    --       --     --         --         --       105.8       105.8
 Net unrealized losses
  on investment
  securities (a)........      --    --      --    --       --     --         --       (29.9)       --        (29.9)
                                                                                                           -------
 Total changes other
  than transactions with
  shareholders..........                                                                                      75.9
Cash dividend declared
 and paid...............      --    --      --    --       --     --         --         --      (120.0)     (120.0)
Preferred stock
 dividend...............  120,000 120.0     --    --       --     --         --         --      (120.0)        --
Common stock dividend
 declared but not
 issued.................      --    --      --    --    18,641   18.6        --         --       (18.6)        --
Adjustment to reflect
 purchase method........      --    --      --    --       --     --        (8.3)       --         --         (8.3)
                          ------- -----  ------  ----  -------  -----    -------     ------     ------     -------
Balances at December 31,
 1998...................  120,000 120.0   7,010   7.0   18,641   18.6    1,050.1       57.8       40.3     1,293.8
Changes other than
 transactions with
 shareholders:
 Net income.............      --    --      --    --       --     --         --         --       112.9       112.9
 Net unrealized losses
  on investment
  securities (a)........      --    --      --    --       --     --         --      (192.0)       --       (192.0)
                                                                                                           -------
 Total changes other
  than transactions with
  shareholders..........                                                                                     (79.1)
Cash dividend declared
 and paid...............      --    --      --    --       --     --         --         --        (9.6)       (9.6)
Common stock issued.....      --    --   18,641  18.6  (18,641) (18.6)       --         --         --          --
Adjustment to reflect
 purchase method........      --    --      --    --       --     --         0.6        --         --          0.6
                          ------- -----  ------  ----  -------  -----    -------     ------     ------     -------
Balances at December 31,
 1999...................  120,000 120.0  25,651  25.6      --     --     1,050.7     (134.2)     143.6     1,205.7
                          ======= =====  ======  ====  =======  =====    =======     ======     ======     =======

-------
(a) Presented net of deferred taxes of $72.2, $(31.1) and $(47.2) in 1999, 1998, and 1997, respectively.

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (In millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 1999       1998       1997
                                               ---------  ---------  ---------
Cash flows from operating activities:
 Net income................................... $   112.9  $   105.8  $   107.4
                                               ---------  ---------  ---------
 Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cost of insurance and surrender fees........    (169.5)    (171.6)    (170.7)
  Increase in future policy benefits..........     565.5      440.6      461.2
  Net realized investment gains...............     (12.0)     (29.6)     (19.0)
  Amortization of investment premiums and
   discounts..................................      (1.3)      (1.3)       4.7
  Amortization of intangibles.................      58.3       64.8       69.7
  Deferred income tax expense (benefit).......      25.0       29.5       (9.6)
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................     (48.6)       1.5       (5.7)
    Deferred acquisition costs................    (179.1)     (74.7)    (112.6)
    Other assets, net.........................    (200.1)     (30.3)     (14.3)
   Increase (decrease) in:
    Policy and contract claims................     (43.4)      18.0       36.4
    Other policyholder liabilities............      20.0        2.5       (0.4)
    Accounts payable and accrued expenses.....      73.8       19.6     (113.3)
                                               ---------  ---------  ---------
     Total adjustments........................      88.6      269.0      126.4
                                               ---------  ---------  ---------
     Net cash provided by operating
      activities..............................     201.5      374.8      233.8
                                               ---------  ---------  ---------
Cash flows from investing activities:
 Proceeds from sales and maturities of
  investment securities and other invested
  assets......................................   1,702.2    2,238.0      992.3
 Principal collected on mortgage loans........     103.3      138.3       91.8
 Proceeds collected from securitization.......     145.1        --         --
 Purchase of investment securities and other
  invested assets.............................  (3,086.2)  (2,685.4)  (1,232.6)
 Mortgage loans originations and increase in
  policy loans................................    (170.4)    (212.3)    (121.5)
                                               ---------  ---------  ---------
     Net cash used in investing activities....  (1,306.0)    (521.4)    (270.0)
                                               ---------  ---------  ---------
Cash flows from financing activities:
 Proceeds from issuance of investment
  contracts...................................   4,717.6    2,280.0    1,961.9
 Redemption and benefit payments on investment
  contracts...................................  (3,593.4)  (2,016.2)  (1,973.4)
 Cash dividend to shareholders................      (9.6)    (120.0)       --
                                               ---------  ---------  ---------
     Net cash provided by (used in) financing
      activities..............................   1,114.6      143.8      (11.5)
                                               ---------  ---------  ---------
     Net increase (decrease) in cash and
      equivalents.............................      10.1       (2.8)     (47.7)
Cash and cash equivalents at beginning of
 year.........................................      11.1       13.9       61.6
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $    21.2  $    11.1  $    13.9
                                               =========  =========  =========

          See accompanying notes to consolidated financial statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

  The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

  Effective January 1, 1999, an affiliated company, The Harvest Life Insurance Company ("Harvest") merged into The Life Insurance Company of Virginia ("LOV") with the merged Company renamed GE Life and Annuity Assurance Company ("GELAAC"). Harvest's former parent, Federal Home Life Insurance Company ("FHLIC"), received common stock of GELAAC in exchange for its interest in Harvest. FHLIC is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"). As the merged entities were under common control, the transaction has been accounted for similar to a pooling of interests. Accordingly, the GELAAC consolidated financial statements have been restated for the years ended December 31, 1998 and 1997 as if Harvest had been a part of LOV as of January 1, 1997.

  The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is a wholly-owned subsidiary of GEFAHI, which is an indirect wholly-owned subsidiary of General Electric Capital Corporation ("GECC"). GECC is an indirect wholly-owned subsidiary of General Electric Company.

 (b) Basis of Presentation

  The accompanying consolidated financial statements have been prepared on the basis of generally accepted accounting principles ("GAAP") for insurance companies, which vary in several respects from accounting practices prescribed or permitted by the Insurance Commissioner of the state where the Company is domiciled. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates.

 (c) Products

  The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

  The Company's principal product lines under the Wealth Accumulation and Transfer segment are (i) annuities (deferred and immediate; either fixed or variable); (ii) life insurance (universal, ordinary and group), (iii) guaranteed investment contracts ("GICs") including funding agreements and (iv) mutual funds. Wealth Accumulation and Transfer products are used by customers as vehicles for accumulating wealth, often on a tax-deferred basis, transferring wealth to beneficiaries, or providing a means to replace the insured's income in the event of premature death. The Company's distribution of Wealth Accumulation and Transfer products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

  The Company's principal product lines under the Lifestyle Protection and Enhancement segment are (i) long-term care insurance and (ii) supplemental accident and health insurance. Lifestyle Protection and Enhancement products are used by customers as vehicles to protect their income and assets from the adverse economic impacts of significant health care costs or other unanticipated events that cause temporary or permanent loss of earnings capabilities (including the ability to repay certain indebtedness). The Company's distribution of Lifestyle Protection and Enhancement products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

  Approximately 17%, 20% and 27% of premium and annuity consideration collected, in 1999, 1998, and 1997, respectively, came from customers residing in the South Atlantic region of the United States, and approximately 17%, 27% and 13% of premium and annuity consideration collected, in 1999, 1998, and 1997, respectively, came from customers residing in the Mid-Atlantic region of the United States.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(1) Summary of Significant Accounting Policies -- Continued

  Although the Company markets its products through numerous distributors, approximately 28%, 20% and 19% of the Company's sales in 1999, 1998, and 1997, respectively, have been through two specific national stockbrokerage firms (part of the Wealth Accumulation and Transfer segment.) Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace and the availability of business from other distributors.

 (d) Revenues

  Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Investments

  The Company has designated its fixed maturities (bonds, notes, mortgage-backed securities, asset-backed securities, and redeemable preferred stock) and equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for fixed maturities and equity securities is based on individual quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, call features and maturity of the investments, as applicable.

   Changes in the market values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits and deferred federal income taxes are reflected as unrealized investment gains or losses and, accordingly, have no effect on net income, but are shown as a separate component of accumulated non-owner changes in equity in the consolidated statements of shareholders' interest. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. Additionally, reserves for mortgage loans and certain other long-term investments are established based on an evaluation of the respective investment portfolio, past credit loss experience, and current economic conditions. Writedowns and the change in reserves are included in realized investment gains and losses in the consolidated statements of income. In general, the Company ceases to accrue investment income when interest or dividend payments are 90 days in arrears.

  Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income. Realized gains and losses are accounted for on the specific identification method.

  Mortgage loans and policy loans are carried at their unpaid principal balance, net of allowances for estimated uncollectible amounts. Short-term investments are carried at amortized cost which approximates fair value. Equity securities are carried at fair value. Investments in limited partnerships are accounted for under the equity method of accounting. Real estate is carried generally at cost less accumulated depreciation. Other long-term investments are carried generally at amortized cost.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(1) Summary of Significant Accounting Policies -- Continued

  Under certain securities lending transactions, the Company requires the borrower provide collateral, consisting primarily of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

 (f) Deferred Acquisition Costs

  Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

  Deferred acquisition costs include first-year commissions in excess of recurring renewal commissions, certain solicitation and printing costs, and certain support costs such as underwriting and policy issue expenses. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current or estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

  Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (g) Intangible Assets

   Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits
(PVFP), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

   Goodwill -- Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value. No such write-downs have occurred.

 (h) Federal Income Taxes

  Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (i) Reinsurance

  Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (j) Future Annuity and Contract Benefits

  Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(1) Summary of Significant Accounting Policies -- Continued

 (k) Liability for Policy and Contract Claims

  The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (l) Separate Account Assets and Liabilities

  The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equivalent to the liabilities that represent the policyholders' equity in those assets.

  The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 1999, approximately $44.3 of the Company's other invested assets related to its capital investments in the separate accounts.

 (m) Interest Rate Risk Management

  As a matter of policy, the Company does not engage in derivatives trading, market-making or other speculative activities.

  The Company uses interest rate floors primarily to minimize risk on investment contracts with minimum guaranteed interest rates. The Company requires all interest rate floors to be designated and accounted for as hedges of specific assets, liabilities or committed transactions; resulting payments and receipts are recognized contemporaneously with effects of hedged transactions. A payment or receipt arising from early termination of an effective hedge is accounted for as an adjustment to the basis of the hedged transaction.

  Instruments used as hedges must be effective at reducing the risk associated with the exposure being hedged and must be designated as a hedge at the inception of the contract. Accordingly, changes in market values of hedged instruments must be highly correlated with changes in market values of underlying hedges items both at inception of the hedge and over the life of the hedge contract. Any instrument designated but ineffective as a hedge is marked to market and recognized in operations immediately.

(2) Investments

 (a) General

  The sources of investment income of the Company for the years ended December 31, were as follows:

                                                          1999    1998    1997
                                                         ------  ------  ------
   Fixed maturities..................................... $560.1  $489.8  $477.2
   Equity securities....................................    --      4.9     7.3
   Mortgage loans.......................................   66.9    64.2    61.0
   Policy loans.........................................   14.0    14.4    13.7
   Other investments....................................    2.5     6.7     9.0
                                                         ------  ------  ------
   Gross investment income..............................  643.5   580.0   568.2
   Investment expenses..................................   (5.3)   (5.3)   (5.5)
                                                         ------  ------  ------
   Net investment income................................ $638.2  $574.7  $562.7
                                                         ======  ======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(2) Investments -- Continued

  For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                        1999     1998     1997
                                                       ------  --------  ------
   Sales proceeds..................................... $590.3  $1,330.0  $483.6
                                                       ======  ========  ======
   Gross realized investment:
    Gains.............................................   28.6      43.8    24.5
    Losses............................................  (16.6)    (14.2)   (5.5)
                                                       ------  --------  ------
   Net realized investment gains...................... $ 12.0  $   29.6  $ 19.0
                                                       ======  ========  ======

  The additional proceeds from the investments presented in the consolidated statements of cash flows result from principal collected on mortgage-backed securities, asset-backed securities, maturities, calls and sinking fund payments.

  Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to the present value of future profits and deferred policy acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31, are summarized as follows:

                                                       1999     1998    1997
                                                      -------  ------  ------
Net unrealized gains/(losses) on available-for-sale
 investment securities and other invested assets be-
 fore adjustments:
 Fixed maturities.................................... $(245.0) $138.2  $192.2
 Equity securities...................................    (0.4)    5.5    14.6
 Other invested assets...............................    (4.1)    2.3     6.4
                                                      -------  ------  ------
  Subtotal...........................................  (249.5)  146.0   213.2
                                                      -------  ------  ------
Adjustments to the present value of future profits
 and deferred acquisition costs                          43.1   (57.1)  (78.3)
Deferred income taxes................................    72.2   (31.1)  (47.2)
                                                      -------  ------  ------
  Net unrealized gains/(losses)...................... $(134.2) $ 57.8  $ 87.7
                                                      =======  ======  ======

  At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                   Gross      Gross
                                       Amortized unrealized unrealized   Fair
1999                                     cost      gains      losses    value
----                                   --------- ---------- ---------- --------
Fixed maturities:
U.S. government and agency...........  $    9.8    $ 0.1     $  (0.2)  $    9.7
State and municipal..................       1.5      --          --         1.5
Non-U.S. government..................       3.0      --         (0.2)       2.8
U.S. corporate.......................   4,936.3     21.4      (227.6)   4,730.1
Non-U.S. corporate...................     624.6      8.1       (17.8)     614.9
Mortgage-backed......................   1,696.5     16.9       (27.4)   1,686.0
Asset-backed.........................   1,007.0      1.5       (19.8)     988.7
                                       --------    -----     -------   --------
  Total fixed maturities.............   8,278.7     48.0      (293.0)   8,033.7
Common stocks and non-redeemable
 preferred stocks....................      33.5      1.3        (1.7)      33.1
                                       --------    -----     -------   --------
Total available-for-sale securities..  $8,312.2    $49.3     $(294.7)  $8,066.8
                                       ========    =====     =======   ========


             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(2) Investments -- Continued

                                                   Gross      Gross
                                       Amortized unrealized unrealized   Fair
1998                                     cost      gains      losses    value
----                                   --------- ---------- ---------- --------
Fixed maturites:
U.S. government and agency...........  $   66.3    $  2.2     $ (0.1)  $   68.4
State and municipal..................       1.6       0.4        --         2.0
Non-U.S. government..................       3.0       --        (0.4)       2.6
U.S. corporate.......................   4,223.8     142.2      (54.6)   4,311.4
Non-U.S. corporate...................     314.3       6.4       (9.0)     311.7
Mortgage-backed......................   1,665.0        58         (9)   1,714.0
Asset-backed.........................     610.6       7.8       (5.7)     612.7
                                       --------    ------     ------   --------
  Total fixed maturities.............   6,884.6     217.0      (78.8)   7,022.8
Common stocks and non-redeemable
 preferred stocks....................      48.9       5.8       (0.3)      54.4
                                       --------    ------     ------   --------
Total available-for-sale securities..  $6,933.5    $222.8     $(79.1)  $7,077.2
                                       ========    ======     ======   ========

  The scheduled maturity distribution of the fixed maturity portfolio at December 31, 1999 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
   Due in one year or less.................................. $  332.4  $  329.7
   Due one year through five years..........................  2,222.5   2,170.0
   Due five years through ten years.........................  1,663.2   1,565.5
   Due after ten years......................................  1,357.1   1,293.8
                                                             --------  --------
     Subtotals..............................................  5,575.2   5,359.0
   Mortgage-backed securities...............................  1,696.5   1,686.0
   Asset-backed securities..................................  1,007.0     988.7
                                                             --------  --------
     Totals................................................. $8,278.7  $8,033.7
                                                             ========  ========

  As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.9 and $10.8 as of December 31, 1999 and 1998, respectively.

  As of December 31, 1999, approximately 26.1% and 16.1% of the Company's investment portfolio is comprised of securities issued by the manufacturing and financial industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

  As of December 31, 1999 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(2) Investments -- Continued

  The credit quality of the fixed maturity portfolio at December 31, follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                     1999             1998
                                               ---------------- ----------------
                                                 Fair             Fair
                                                value   Percent  value   Percent
                                               -------- ------- -------- -------
   Agencies and treasuries.................... $  284.7    3.5% $  536.0    7.6%
   AAA/Aaa....................................  2,080.7   25.9   1,696.1   24.2
   AA/Aa......................................    461.7    5.7     415.2    5.9
   A/A........................................  1,807.5   22.5   1,388.8   19.8
   BBB/Baa....................................  2,078.2   25.9   1,980.8   28.2
   BB/Ba......................................    368.2    4.6     401.5    5.7
   B/B........................................    191.6    2.4     188.5    2.7
   CCC/Ca.....................................      0.7    0.0       --     --
   CC/Ca......................................      0.1    0.0       --     --
   Not rated..................................    760.3    9.5     415.9    5.9
                                               --------  -----  --------  -----
   Totals..................................... $8,033.7  100.0% $7,022.8  100.0%
                                               ========  =====  ========  =====

  Bonds with ratings ranging from AAA/Aaa to BBB-/Baa are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

  At December 31, 1999 and 1998, there were fixed maturities in default with a fair value of $1.0 and $4.5, respectively.

 (b) Mortgage and Real Estate Portfolio

  The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.

  Geographic distribution as of December 31, 1999:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   30.0%     100.0%
   Pacific.................................................   26.0        --
   East North Central......................................   15.0        --
   West South Central......................................   10.0        --
   Mountain................................................    5.0        --
   Other...................................................   14.0        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(2) Investments -- Continued

  Type distribution as of December 31, 1999:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   22.0%        --%
   Retail..................................................   30.0      100.0
   Industrial..............................................   23.0        --
   Apartments..............................................   15.0        --
   Other...................................................   10.0        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

  "Impaired" loans are defined under generally accepted accounting principles as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

  Under these principles, the Company has two types of "impaired" loans as of December 31, 1999 and 1998: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($12.5 and $11.3, respectively). There was no allowance for losses on these loans as of December 31, 1999 or 1998. Average investment in impaired loans during 1999, 1998 and 1997 was $15.0, $20.0 and $23.0 and interest income earned on these loans while they were considered impaired was $2.6, $1.8 and $2.0 for the years ended 1999, 1998 and 1997, respectively.

  The following table shows the activity in the allowance for losses during the years ended December 31:

                                                              1999  1998  1997
                                                              ----- ----- -----
   Balance on January 1...................................... $20.9 $17.7 $21.0
   Provision charged to operations...........................   1.6   1.5   1.4
   Amounts written off, net of recoveries....................   0.8   1.7  (4.7)
                                                              ----- ----- -----
   Balance at December 31.................................... $23.3 $20.9 $17.7
                                                              ===== ===== =====

  The allowance for losses on mortgage loans at December 31, 1999 and 1998 represented 2.8% and 2.7% of gross mortgage loans, respectively.

  The Company had $4.5 and $5.6 of non-income producing mortgage loan investments as of December 31, 1999 and 1998 respectively.

(3) Deferred Acquisition Costs

  Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        1999    1998    1997
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $296.1  $221.4  $108.8
   Costs deferred.....................................  218.9   107.0   130.6
   Amortization, net..................................  (39.8)  (32.3)  (18.0)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  475.2   296.1   221.4
   Cumulative effect of net unrealized investment
    (gains) losses....................................    7.3   (13.3)  (14.8)
                                                       ------  ------  ------
   Balance at December 31............................. $482.5  $282.8  $206.6
                                                       ======  ======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(4) Intangibles

 (a) Present Value of Future Profits

  PVFP reflects the estimated fair value of the Company's life insurance business in-force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from investment and insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies discounted at an appropriate rate.
PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

  PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

  The components of PVFP are as follows:

                                                        1999    1998    1997
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $367.0  $426.9  $487.9
   Interest accreted at 7.19%, 6.25% and 6.75% for
    1999, 1998, and 1997, respectively................   21.9    24.0    28.4
   Amortization.......................................  (74.1)  (83.9)  (89.4)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  314.8   367.0   426.9
   Cumulative effect of net unrealized investment
    (gains) losses....................................   35.8   (43.8)  (63.5)
                                                       ------  ------  ------
   Balance at December 31............................. $350.6  $323.2  $363.4
                                                       ======  ======  ======

  The estimated percentage of the December 31, 1999 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

              2000................................... 14.7%
              2001................................... 12.4
              2002................................... 10.2
              2003...................................  8.5
              2004...................................  7.2

 (b) Goodwill

  Goodwill represents the excess of purchase price over the fair value of the assets acquired, less the fair value of the liabilities assumed which has been pushed-down to the consolidated financial statements by the Company's parent. Adjustments to the purchase price related to pre-acquisition contingencies are recorded as adjustments to goodwill in the period in which they are resolved.

  At December 31, 1999 and 1998, total unamortized goodwill was $121.4 and $134.2, respectively, which is shown net of accumulated amortization and adjustments of $36.1 and $50.9 for the years ended December 31, 1999 and 1998, respectively. Goodwill amortization was $6.0, $4.9, and $8.7 for the years ending December 31, 1999, 1998 and 1997, respectively. Adjustments to goodwill totaled ($6.8), ($27.6) and ($1.9) for the years ending December 31, 1999, 1998 and 1997, respectively.

(5) Reinsurance and Claim Reserves

  GELAAC is involved in both the cession and assumption of reinsurance with other companies. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(5) Reinsurance and Claim Reserves -- Continued

Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

  In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

  A summary of reinsurance activity is as follows:

                                                          1999    1998    1997
                                                         ------  ------  ------
   Direct............................................... $348.0  $427.5  $412.7
   Assumed..............................................   17.9    19.2    20.7
   Ceded................................................ (113.0) (195.1) (134.4)
                                                         ------  ------  ------
   Net premiums earned.................................. $252.9  $251.6  $299.0
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      7%      8%      7%
                                                         ======  ======  ======

  Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written. The above premium amounts include cost of insurance charges on universal life policies.

  During 1998 and 1997, a significant portion of GELAAC's ceded premiums related to group life and health premiums. During 1998 and 1997, GELAAC was the primary carrier for the State of Virginia employees group life and health plan. By statute, GELAAC had to reinsure these risks with other Virginia domiciled companies who wished to participate.

  Incurred losses and loss adjustment expenses are net of reinsurance of $68.2, $112.4 and $85.6 for the years ended December 31, 1999, 1998 and 1997, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

  Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

  Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(6) Future Annuity and Contract Benefits -- Continued

  The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                             Mortality/                 December 31,
                              Withdrawal     Morbidity  Interest Rate -----------------
                              Assumption     Assumption  Assumption     1999     1998
                          ------------------ ---------- ------------- -------- --------
Investment Contracts....         N/A            N/A          N/A      $6,891.1 $5,416.2
Limited-payment
 Contracts..............         None            (a)       4.0-9.3%       16.3     14.4
Traditional life
 insurance contracts....  Company Experience     (b)         7.1%        380.8    381.5
Universal life-type
 contracts..............         N/A            N/A          N/A       1,730.2  1,684.7
Accident & Health.......  Company Experience     (c)       3.5-7.5%       44.6     41.3
                                                                      -------- --------
Total future annuity and
 contract benefits......                                              $9,063.0 $7,538.1
                                                                      ======== ========

-------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table and 1964 modified and 1987 Commissioner's Disability Tables.

(7) Income Taxes

  GELAAC and its subsidiary have been included in the life insurance company consolidated federal income tax return of GECA and are also subject to a separate tax-sharing agreement, as approved by state insurance regulators, the provisions of which are substantially the same as the tax-sharing agreement with GE Capital. As such the Company is not at risk for income taxes nor entitled to recoveries related to post-acquisition periods.

  The total provision for income taxes at December 31, consisted of the following components:

                                                              1999  1998  1997
                                                              ----- ----- -----
   Current federal income tax provision ..................... $29.3 $29.2 $69.1
   Deferred federal income tax provision (benefit)...........  24.9  28.7  (9.5)
                                                              ----- ----- -----
     Subtotal-federal provision..............................  54.2  57.9  59.6
   Current state income tax provision .......................   2.3   1.6   2.6
   Deferred state income tax provision (benefit).............   0.1   0.8  (0.1)
                                                              ----- ----- -----
     Subtotal-state provision................................   2.4   2.4   2.5
                                                              ----- ----- -----
     Total income tax provision.............................. $56.6 $60.3 $62.1
                                                              ===== ===== =====

  The reconciliation of the federal statutory rate to the effective income tax rate at December 31, is as follows:

                                                               1999  1998  1997
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax...........................................  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.2   1.0   1.7
   Dividends received deduction............................... (1.1) (0.2)  --
   Other, net................................................. (1.2)  --   (0.5)
                                                               ----  ----  ----
     Effective rate........................................... 34.4% 36.3% 36.7%
                                                               ====  ====  ====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(7) Income Taxes -- Continued

  The components of the net deferred income tax asset at December 31 are as follows:

                                                                   1999   1998
                                                                  ------ ------
   Assets:
    Insurance reserve amounts.................................... $149.0 $159.5
    Investments..................................................   10.7    --
    Net unrealized investment losses on investment securities....   72.2    --
    Other........................................................   22.2    7.7
                                                                  ------ ------
     Total deferred tax assets...................................  254.1  167.2
                                                                  ------ ------
   Liabilities:
    Net unrealized investment gains on investment securities.....    --    31.1
    Investments..................................................    --    15.9
    Present value of future profits..............................   59.6   67.1
    Deferred acquisition costs...................................   74.2   11.0
                                                                  ------ ------
     Total deferred tax liabilities..............................  133.8  125.1
                                                                  ------ ------
     Net deferred income tax asset............................... $120.3 $ 42.1
                                                                  ====== ======

   Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   The Company paid $41.8, $25.6 and $70.6, for federal and state income taxes for the years ended December 31, 1999, 1998 and 1997, respectively.

(8) Related Party Transactions

   GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $14.8, $11.5 and $11.9 for the years ended December 31, 1999, 1998 and 1997, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $45.1, $19.1 and $4.6, for the years ended December 31, 1999, 1998 and 1997, respectively.

   GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $1.9 and $2.2 with no outstanding borrowings at December 31, 1999 and $64.3 outstanding at December 31, 1998.

   During 1998, GELAAC sold $18.5 of third-party preferred stock investments to an affiliate. This resulted in a gain on sale of $3.9, which is included in net realized investment gains.

(9) Commitments and Contingencies

 (a) Mortgage Loan Commitments

   GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 1999 and 1998, totaled $30.8 and $75.9, respectively.

 (b) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(9) Commitments and Contingencies -- Continued

  There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $.1, $3.1, and $4.6 to various state guaranty associations during 1999, 1998 and 1997, respectively. At December 31, 1999 and 1998, accounts payable and accrued expenses include $4.1 and $17.8, respectively, related to estimated future payments.

 (c) Litigation

  The Company and its subsidiary are defendants in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material effect on its financial position or results of operations.

(10) Fair Value of Financial Instruments

  The Company has no derivative financial instruments as of December 31, 1999 and 1998 other than mortgage loan commitments of $53.0 and $83.8 and interest rate floors of $13.9 and $17.2, respectively. The notional value of the interest rate floors at December 31, 1999 and 1998, was $1,800 and the floors expire from September 2003 to October 2003.

  The fair values of financial instruments presented in the applicable notes to the Company's consolidated financial statements are estimates of the fair values at a specific point in time using available market information and valuation methodologies considered appropriate by management. These estimates are subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.

  Financial instruments that, as a matter of accounting policy, are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosures. Such items include fixed maturities, equity securities and certain other invested assets. The carrying value of policy loans and short-term investments approximate fair value at both December 31, 1999 and 1998.

  At December 31, the carrying amounts and fair value of the Company's financial instruments were as follows:

                                                  1999              1998
                                            ----------------- -----------------
                                            Carrying   Fair   Carrying   Fair
                                             amount   value    amount   value
                                            -------- -------- -------- --------
   Mortgage loans.......................... $  810.5 $  819.4 $  745.8 $  828.3
   Investment type insurance contracts.....  6,891.1  6,849.8  5,416.2  5,441.8
   Interest rate floors....................     13.9      1.2     17.2     12.5

  The fair value of mortgage loans is estimated by discounting the estimated future cash flows using interest rates applicable to current loan origination, adjusted for credit risk.

  The estimated fair value of investment contracts is the amount payable on demand (cash surrender value) for deferred annuities and the net present value based on interest rates currently offered on similar contracts for non-life contingent immediate annuities. Fair value disclosures are not required for insurance contracts.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(11) Restrictions on Dividends

  Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on 10% of the prior year surplus (net of adjustments in some cases) and prior year statutory income (net gain from operations, net income adjusted for realized capital gains, or net investment income). Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. The maximum dividend payout which may be made without prior approval in 2000 is $54.2.

  On December 3, 1998, the Company received approval from the Commonwealth of Virginia for, and declared, a dividend payable in cash, preferred stock and/or common stock at the election of each shareholder. GEFAHI elected to receive cash and preferred stock and GECA elected to receive common stock. A cash dividend of $120 was paid and a Series A preferred stock dividend of $120 was issued to GEFAHI on December 15, 1998. The Series A preferred stock has a par value of $1,000 per share, is redeemable at par at the Company's election, and is not subject to call penalties. Dividends on the preferred stock are cumulative and payable semi-annually at the annual rate of 8.0% of the par value. The Series A preferred stock is not convertible into any other security of the Company, and the holders thereof have no voting rights except with respect to any proposed changes in the preferences and special rights of such stock. GECA received its dividend in the form of 18,641 shares of newly issued common stock in 1999.

(12) Supplementary Financial Data

  The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices.

  At December 31, statutory net income and statutory capital and surplus is summarized below:

                                                            1999   1998   1997
                                                           ------ ------ ------
   Statutory net income................................... $ 70.8 $ 70.1 $ 80.9
   Statutory capital and surplus.......................... $542.5 $577.5 $600.0

  The NAIC adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset quality, (ii) insurance risk, (iii) interest rate risk, and (iv) other business factors. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 1999 and 1998, the Company exceeded the minimum required RBC levels.

(13) Operating Segment Information

  The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 1999, 1998 and 1997
             (Dollar amounts in millions, except per share amounts)


(13) Operating Segment Information -- Continued

  The following is a summary of industry segment activity for 1999, 1998 and 1997:

                                          Wealth       Lifestyle
                                      Accumulation &  Protection
1999 -- Segment Data                     Transfer    & Enhancement Consolidated
--------------------                  -------------- ------------- ------------
Net investment income................       634.2          4.0          638.2
Net realized investment gains........        12.0          --            12.0
Premiums.............................        67.8         56.1          123.9
Other revenues.......................       243.6          0.2          243.8
                                         --------        -----       --------
  Total revenues.....................       957.6         60.3        1,017.9
                                         --------        -----       --------
Interest credited, benefits, and
 other changes in policy reserves....       617.0         38.5          655.5
Commissions..........................       179.7         12.4          192.1
Amortization of intangibles..........        56.2          2.1           58.3
Other operating costs and expenses...       (55.1)         2.6          (52.5)
                                         --------        -----       --------
  Total benefits and expenses........       797.8         55.6          853.4
                                         --------        -----       --------
  Income before income taxes and
   cumulative effect of accounting
   change............................       159.8          4.7          164.5
                                         ========        =====       ========
Total Assets.........................    19,774.2        183.1       19,957.3
                                         ========        =====       ========

                                          Wealth       Lifestyle
                                      Accumulation &  Protection
1998 -- Segment Data                     Transfer    & Enhancement Consolidated
--------------------                  -------------- ------------- ------------
Net investment income................       569.4          5.3          574.7
Net realized investment gains........        29.6          --            29.6
Premiums.............................       101.4         21.7          123.1
Other revenues.......................       211.1          0.5          211.6
                                         --------        -----       --------
  Total revenues.....................       911.5         27.5          939.0
                                         --------        -----       --------
Interest credited, benefits, and
 other changes in policy reserves....       560.7         (3.9)         556.8
Commissions..........................       106.2          6.6          112.8
Amortization of intangibles..........        55.1          9.7           64.8
Other operating costs and expenses...        26.0         12.5           38.5
                                         --------        -----       --------
  Total benefits and expenses........       748.0         24.9          772.9
                                         --------        -----       --------
  Income before income taxes and
   cumulative effect of accounting
   change............................       163.5          2.6          166.1
                                         ========        =====       ========
Total Assets.........................    14,661.1         99.8       14,760.9
                                         ========        =====       ========

                                          Wealth       Lifestyle
                                      Accumulation &  Protection
1997 -- Segment Data                     Transfer    & Enhancement Consolidated
--------------------                  -------------- ------------- ------------
Net investment income................       555.7          7.0          562.7
Net realized investment gains........        19.0          --            19.0
Premiums.............................       105.6         66.2          171.8
Other revenues.......................       195.1          0.2          195.3
                                         --------        -----       --------
  Total revenues.....................       875.4         73.4          948.8
                                         --------        -----       --------
Interest credited, benefits, and
 other changes in policy reserves....       548.4         42.5          590.9
Commissions..........................       125.2         13.9          139.1
Amortization of intangibles..........        66.6          3.1           69.7
Other operating costs and expenses...       (24.5)         4.1          (20.4)
                                         --------        -----       --------
  Total benefits and expenses........       715.7         63.6          779.3
                                         --------        -----       --------
  Income before income taxes and
   cumulative effect of accounting
   change............................       159.7          9.8          169.5
                                         ========        =====       ========
Total Assets.........................    12,699.0         47.9       12,746.9
                                         ========        =====       ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(14) Accounting Pronouncements Not Yet Adopted

  The Financial Accounting Standards Board ("FASB") has issued Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities (Statement No. 133), effective for GELAAC on January 1, 2001 (as amended by Statement of Financial Accounting Standards No. 137, Deferral of the Effective Date of Statement No. 133.) Upon adoption, all derivative instruments (including certain derivative instruments embedded in other contracts) will be recognized in the balance sheets at fair value, and changes in such fair values must be recognized immediately in earnings unless specific hedging criteria are met. Changes in the values of derivatives meeting these hedging criteria will ultimately offset related earnings effects of the hedged items; effects of qualifying changes in fair value are to be recorded in equity pending recognition in earnings. Certain significant refinements and interpretations of Statement 133 are being deliberated by the FASB, and the effects on accounting for GELAAC financial instruments will depend to some degree on the results of such deliberations. Management has not determined the total probable effects of adopting Statement 133, and does not believe that an estimate of such effects would be meaningful at this time.

(15) Cumulative Effect of Accounting Change

  The American Institute of Certified Public Accountants has issued Statement of Position ("SOP") No. 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. This SOP provided guidance on accounting by insurance and other enterprises for guaranty-fund and certain other insurance-related assessments. The SOP requires enterprises to recognize (1) a liability for assessments when (a) an assessment has been asserted or information available prior to issuance of the financial statements indicates it is probable that an assessment will be asserted, (b) the underlying cause of the asserted or probable assessment has occurred on or before the date of the financial statements, and (c) the amount of the loss can be reasonably estimated and (2) an asset for an amount when it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges from in-force policies.

  Effective January 1, 1999, the Company adopted SOP No. 97-3 and has reported the favorable impact of this adoption as a cumulative effect of a change in accounting principle resulting in an increase to net income of $5 (net of income taxes of $2.8).

                                    PART II

                               OTHER INFORMATION

                          UNDERTAKING TO FILE REPORTS

  Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

  Sections 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

  Section 5 of the By-Laws of The Life Insurance Company of Virginia further provides that:

    (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

    (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

    (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections

  (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

    (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

    (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

    (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

    (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                 REPRESENTATION PURSUANT TO SECTION 26(E)(2)(A)

  GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life & Annuity.

Contents of Registration Statement

  This Registration Statement comprises the following Papers and Documents:

  The facing sheet.
  The prospectus consisting of    pages.
  The undertaking to file reports.
  The Rule 484 undertaking.
  Representation pursuant to Section 26(e)(2)(A).
  The Signatures.
  Written consents of the following persons:

  (a) Patricia L. Dysart, Esq.

  (b) Sutherland Asbill & Brennan LLP

  (c) Paul Haley, F.S.A.

  (d) KPMG LLP

  The following exhibits, corresponding to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

     (1)(a)      Resolution of the Board of Directors of The Life Insurance
                 Company of Virginia authorizing the establishment of Separate
                 Account II.(12)

     (1)(a)(i)   Resolution of Board of Directors of GE Life and Annuity
                 Assurance Company authorizing changing the name of Life of Virginia Separate Account II to GE Life and Annuity Separate
                 Account II.(15)

     (1)(b) Resolution of the Board of Directors of Life of Virginia authorizing the addition of Investment Subdivisions to Separate Account II.(12)

     (1)(c) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of Separate Account II which invest in shares of the Fidelity
                 Variable Insurance Products Fund II Asset Manager Portfolio and Neuberger and Berman Advisers Management Trust Balanced
                 Portfolio.(12)

     (1)(d) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of Separate Account II which invest in shares of Janus Aspen
                 Series, Growth Portfolio, Aggressive Growth Portfolio and
                 Worldwide Growth Portfolio.(12)

     (1)(e) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of Separate Account II which invest in shares of the Utility Fund of the Investment Management Series.(12)

     (1)(f) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of two additional Investment
                 Subdivisions of Separate Account II which invest in shares of the Corporate Bond Fund of the Insurance Management Series and the Contrafund Portfolio of the Variable Insurance Products
                 Fund II.(12)

     (1)(g) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional Investment
                 Subdivisions of Separate Account II which invest in shares of the International Equity Portfolio and the Real Estate
                 Securities Portfolio of the Life of Virginia Series Fund.(12)

     (1)(h) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of four additional Investment
                 Subdivisions of Separate Account II which invest in shares of the Alger American Growth Portfolio and the Alger American
                 Small Capitalization Portfolio of The Alger American Fund, and the Balanced Portfolio and Flexible Income Portfolio of the
                 Janus Aspen Series.(6)

     (1)(i) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of two additional Investment
                 Subdivisions of Separate Account II investing in shares of the Federated American Leaders Fund II of the Federated Insurance
                 Series, and the International Growth Portfolio of the Janus
                 Aspen Series.(7)

     (1)(j) Resolution of the Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of Growth and Income Portfolio and Growth Opportunities
                 Portfolio of Variable Insurance Products Fund III; Growth II
                 Portfolio and Large Cap Growth Portfolio of the PBHG Insurance
                 Series Fund, Inc.; and Global Income Fund and Value Equity
                 Fund of GE Investments Funds, Inc.(8)

     (1)(k) Resolution of the Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of Capital Appreciation Portfolio of Janus Aspen
                 Series.(8)

     (1)(l) Resolution of the Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of Goldman Sachs Growth and Income Fund and Goldman
                 Sachs Mid Cap Equity Fund of Goldman Sachs Variable Insurance
                 Trust Fund, Inc. and U.S. Equity Fund of GE Investments Funds,
                 Inc.(12)

     (1)(m) Resolution of Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of the Salomon Brothers Variable Investors Fund,
                 Salomon Brothers Variable Total Return Fund and Salomon
                 Brothers Variable Strategic Bond Fund of Salomon Brothers
                 Variable Series Fund, Inc.(15)

     (1)(n)      Resolution of the Board of Directors of GE Life and Annuity
                 Assurance Company authorizing additional Investment
                 Subdivisions investing in shares of GE Premier Growth Equity
                 Fund of GE Investment Funds, Inc.(15)

     (1)(o)      Resolution of the Board of Directors of GE Life and Annuity
                 Assurance Company authorizing change in name of Investment
                 Subdivisions investing in shares of Oppenheimer Variable
                 Account Funds and Mid Cap Value Fund of Goldman Sachs Variable
                 Insurance Trust.(15)

     (1)(p)      Resolution of the Board of Directors of GE Life and Annuity
                 Assurance Company authorizing change in name of Investment
                 Subdivisions investing in shares of Mid-Cap Value Equity Fund of GE Investments Funds, Inc. Value Equity Fund; authorizing additional Investment Subdivisions investing in shares Global
                 Life Sciences Portfolio and Global Technology Portfolio of the
                 Janus Aspen Series.(19)

     1A(2)       Not Applicable

     1A(3)(a)    Underwriting Agreement dated December 12, 1997 between The
                 Life Insurance Company of Virginia and Capital Brokerage
                 Corporation.(11)

     1A(3)(b)    Broker-Dealer Sales Agreement, dated December 13, 1997.(11)

     1A(4)       Not Applicable

     1A(5)       Policy Form, P1250CR.(10)

     1A(5)(a)    Endorsement to policy
                 (a) Accelerated Benefit Rider(12)
                 (b) Disability Benefit Rider(12)
                 (c) Disability Benefit Rider(12)
                 (d) Insurance Rider for Additional Insured Person(12)
                 (e) Children's Insurance Rider(12)
                 (f) Accidental Death Benefit Rider(12)
                 (g) Guarantee Account Rider(12)
                 (h) Unisex Rider(12)
                 (i) Unit Value Endorsement(12)

     1A(6)(a)    Articles of Incorporation of The Life Insurance Company of
                 Virginia(12)

     1A(6)(b)    By-Laws of The Life Insurance Company of Virginia(12)

     1A(7)       Not Applicable

     1A(8)(a)    Participation Agreement among Variable Insurance Products
                 Fund, Fidelity Distributors Corporation, and The Life
                 Insurance Company of Virginia.(12)

     1A(8)(a)(i) Amendment to Participation Agreement among Variable Insurance
                 Products Fund, Fidelity Distributors Corporation, and The Life
                 Insurance Company of Virginia.(7)

     1A(8)(b)    Participation Agreement among Variable Insurance Products Fund
                 II, Fidelity Distributors Corporation and The Life Insurance
                 Company of Virginia.(12)

     1A(8)(b)(i) Amendment to Participation Agreement among Variable Insurance
                 Products Fund II, Fidelity Distributors Corporation, and The
                 Life Insurance Company of Virginia.(7)

     1A(8)(c)    Participation Agreement between Oppenheimer Variable Account
                 Funds, Oppenheimer Management Corporation, and The Life
                 Insurance Company of Virginia.(12)

     1A(8)(c)(i) Amendment to the Participation Agreement between Oppenheimer
                 Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia.(12)

     1A(8)(d)    Fund Participation Agreement between Janus Aspen Series and
                 The Life Insurance Company of Virginia.(12)

     1A(8)(d)(i) Amendment to the Participation Agreement between Janus Aspen
                 Series and GE Life and Annuity Assurance Company.(19)

     1A(8)(e)    Fund Participation Agreement between Insurance Management
                 Series, Federated Securities Corporation, and The Life
                 Insurance Company of Virginia.(12)

     1A(8)(f)    Fund Participation Agreement between The Alger American Fund,
                 Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.(6)

     1A(8)(f)(i) Amendment to Fund Participation Agreement between The Alger
                 American Fund, Fred Alger and Company, Inc. and GE Life and
                 Annuity Assurance Company.(15)

     1A(8)(g)    Fund Participation Agreement between Variable Insurance
                 Products Fund III and The Life Insurance Company of
                 Virginia.(8)

     1A(8)(h)    Fund Participation Agreement between PBHG Insurance Series
                 Fund, Inc., and The Life Insurance Company of Virginia.(8)

     1A(8)(i)    Fund Participation Agreement between Goldman Sachs Variable
                 Insurance Trust Fund and The Life Insurance Company of
                 Virginia.(12)

     1A(8)(j)    Fund Participation Agreement between Salomon Brothers Variable
                 Series Fund and The Life Insurance Company of Virginia.(14)

     1A(8)(k)     Fund Participation Agreement between GE Investments Funds,
                  Inc. and The Life Insurance Company of Virginia.(14)

     1A(8)(k)(i)  Amendment to Fund Participation Agreement between GE
                  Investments Funds, Inc. and GE Life and Annuity Assurance
                  Company.(15)

     1A(8)(k)(ii) Amendment to Fund Participation Agreement between GE
                  Investments Funds, Inc. and GE Life and Annuity Assurance
                  Company.(19)

     1A(9)        Administrative Agreement(12)

     1A(10)       Application for Variable Life Policy(9)

     2            See Exhibit 1(A)5

     3(a)         Opinion and Consent of Counsel(20)

     3(b)         Consent of Sutherland Asbill & Brennan LLP(20)

     3(c)         Consent of KPMG LLP(20)

     4            Not Applicable

     5            Not Applicable

     6            Opinion and Consent of Paul Haley, Actuary.(20)

     7            Memorandum describing Life of Virginia's Issuance, Transfer,
                  Redemption and Exchange Procedures for the Policies.(11)

     8(a)         Power of Attorney dated April 15, 1999.(15)

     8(b)         Power of Attorney dated December 17, 1999(18)

     8(c)         Power of Attorney dated April 4, 2000(19)

-------
 (6) Filed September 28, 1995 with Post-Effective Amendment No. 12 to Form S-6 for Life of Virginia Separate Account II, Registration No. 33-9651.
 (7) Filed May 1, 1996 with Post-Effective Amendment No. 13 to Form S-6 for Life of Virginia Separate Account II, Registration No. 33-9651.
 (8) Filed May 1, 1997 with Post-Effective Amendment No. 14 to Form S-6 for Life of Virginia Separate Account II, Registration No. 33-9651
 (9) Filed November 18, 1997 with Pre-Effective Amendment No. 1 to Form S-6 for Life of Virginia Separate Account II, Registration No. 333-32071.
(10) Filed November 25, 1997 with initial filing to Form S-6 for Life of Virginia Separate Account II, Registration No. 333-41031
(11) Filed February 20, 1998 with Pre-Effective Amendment No. 1 for Life of Virginia Separate Account II, Registration No. 333-41031.
(12) Filed May 1, 1998 with Post-Effective Amendment No. 15 for Life of Virginia Separate Account II, Registration No. 33-9651.
(13) Filed September 28, 1999 with Post-Effective Amendment No. 16 for Life of Virginia Separate Account II, Registration No. 33-9651.
(14) Filed December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for Life of Virginia Separate Account 4, Registration No. 333-62695.
(15) Filed April 30, 1999 with Post Effective Amendment No. 2 to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-32071.
(16) Filed July 2, 1999 with the Initial Filing to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-82311.
(17) Filed October 13, 1999 with the Pre-Effective Amendment No. 1 to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-82311.

(18) Filed December 21, 1999 with initial filing to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-96513.

(19) Filed April 28, 2000 with Post-Effective Amendment No. 22 to Form S-6 for GE Life & Annuity Separate Account III Registration No. 33-12470.

(20) Filed herewith.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, the registrant, GE Life & Annuity Separate Account II, certifies that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia, on the 25th day of April, 2000.

                                     GE Life & Annuity Separate Account II

                                     GE Life and Annuity Assurance Company
                                       (Depositor)

                                              /s/ Selwyn L. Flournoy, Jr.
                                     By: ______________________________________
                                                Selwyn L. Flournoy, Jr.
                                                 Senior Vice President

  Pursuant to the requirements of the Securities Act of 1933, GE Life and Annuity Assurance Company certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County
of Henrico in the Commonwealth of Virginia on the    day of       , 2000.

                                     GE Life and Annuity Assurance Company

                                              /s/ Selwyn L. Flournoy, Jr.
                                     By: ______________________________________
                                                Selwyn L. Flournoy, Jr.
                                                 Senior Vice President

  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

              Signature                          Title                   Date
              ---------                          -----                   ----

                  *                    Director, Chairman of the        4/25/00
______________________________________  Board
          Michael L. Frazier

                  *                    Director, Chief Operating        4/25/00
______________________________________  Officer
           Pamela S. Schutz

     /s/ Selwyn L. Flournoy, Jr.       Director                         4/25/00
______________________________________
       Selwyn L. Flournoy, Jr.

                  *                    Director, Senior Vice            4/25/00
______________________________________  President
          Thomas M. Stinson

                  *                    Chief Financial Officer          4/25/00
______________________________________
          Richard P. McKenny

              Signature                          Title                   Date
              ---------                          -----                   ----

                  *                    Controller                       4/25/00
______________________________________
            Kelly L. Groh

                  *                    Director                         4/25/00
______________________________________
           Victor C. Moses

                  *                    Director                         4/25/00
______________________________________
          Geoffrey S. Stiff

     /s/ Selwyn L. Flournoy, Jr.       , pursuant to Power of Attorney executed on April
*By __________________________________  4, 2000.

                                  EXHIBIT LIST

3(a)  Opinion and Consent of Counsel

3(b)  Consent of Sutherland Asbill & Brennan LLP

3(c)  Consent of KPMG LLP

6     Opinion and Consent of Paul Haley, Actuary.